GOLDMAN SACHS EQUAL WEIGHT U.S. LARGE CAP EQUITY ETF
Schedule of Investments
November 30, 2025 (Unaudited)
Shares Description Value
Common Stocks – 99.8%
Communication Services – 4 .7%
9,995 Alphabet, Inc., Class A $ 3,200,199
40,403 AST SpaceMobile, Inc.* 2,270,649
115,404 AT&T, Inc. 3,002,812
12,591 Charter Communications, Inc.,
Class A* 2,519,711
103,105 Comcast Corp., Class A 2,751,872
38,607 EchoStar Corp., Class A* 2,829,507
14,103 Electronic Arts, Inc. 2,849,229
43,291 Fox Corp., Class A 2,835,561
20,380 Live Nation Entertainment, Inc.* 2,678,951
4,415 Meta Platforms, Inc., Class A 2,860,699
25,895 Netflix, Inc.* 2,785,784
109,896 News Corp., Class A 2,822,129
38,591 Omnicom Group, Inc. 2,763,887
186,161 Paramount Skydance Corp.,
Class B
(a)
2,982,299
109,523 Pinterest, Inc., Class A* 2,860,741
14,256 Reddit, Inc., Class A* 3,085,996
27,487 ROBLOX Corp., Class A* 2,612,090
11,191 Take-Two Interactive Software,
Inc.* 2,753,769
14,982 TKO Group Holdings, Inc. 2,904,860
13,847 T-Mobile US, Inc. 2,894,162
59,266 Trade Desk, Inc. (The), Class A* 2,344,563
71,524 Verizon Communications, Inc. 2,940,352
25,385 Walt Disney Co. (The) 2,651,971
123,142 Warner Bros Discovery, Inc.* 2,955,408
67,157,201
Consumer Discretionary – 9 .0%
22,975 Airbnb, Inc., Class A* 2,687,845
11,324 Amazon.com, Inc.* 2,640,983
770 AutoZone, Inc.* 3,044,834
571 Booking Holdings, Inc. 2,806,288
10,080 Burlington Stores, Inc.* 2,542,478
104,641 Carnival Corp.* 2,697,645
8,848 Carvana Co.* 3,313,577
88,071 Chipotle Mexican Grill, Inc.* 3,040,211
19,445 D.R. Horton, Inc. 3,091,949
15,661 Darden Restaurants, Inc. 2,812,402
34,389 Deckers Outdoor Corp.* 3,027,264
12,661 Dick's Sporting Goods, Inc. 2,615,383
11,915 DoorDash, Inc., Class A* 2,363,579
99,383 DraftKings, Inc., Class A* 3,295,540
34,802 eBay, Inc. 2,881,258
13,166 Expedia Group, Inc. 3,366,415
13,125 Flutter Entertainment PLC
(United Kingdom)* 2,740,631
213,875 Ford Motor Co. 2,840,260
13,848 Garmin Ltd. 2,704,791
41,121 General Motors Co. 3,023,216
22,777 Genuine Parts Co. 2,970,121
10,721 Hilton Worldwide Holdings, Inc. 3,055,807
7,574 Home Depot, Inc. (The) 2,703,312
45,208 Las Vegas Sands Corp. 3,081,377
23,186 Lennar Corp., Class A 3,044,322
12,101 Lowe’s Cos., Inc. 2,934,250
9,981 Marriott International, Inc.,
Class A 3,042,109
9,308 McDonald's Corp. 2,902,421
Shares Description Value
Common Stocks – (continued)
Consumer Discretionary – (continued)
45,333 NIKE, Inc., Class B 2,929,872
392 NVR, Inc.* 2,942,858
29,911 O'Reilly Automotive, Inc.* 3,041,949
23,601 PulteGroup, Inc. 3,001,811
8,918 Ralph Lauren Corp. 3,275,849
17,271 Ross Stores, Inc. 3,045,914
10,898 Royal Caribbean Cruises Ltd. 2,901,592
34,573 Starbucks Corp. 3,011,654
25,853 Tapestry, Inc. 2,825,216
6,193 Tesla, Inc.* 2,664,043
19,513 TJX Cos., Inc. (The) 2,964,415
52,513 Tractor Supply Co. 2,876,662
5,384 Ulta Beauty, Inc.* 2,901,061
48,985 Viking Holdings Ltd.* 3,271,218
14,204 Williams-Sonoma, Inc. 2,556,862
19,083 Yum! Brands, Inc. 2,923,706
128,404,950
Consumer Staples – 6 .4%
49,569 Altria Group, Inc. 2,925,067
49,795 Archer-Daniels-Midland Co. 3,024,548
29,038 Bunge Global SA 2,789,681
5,318 Casey's General Stores, Inc. 3,033,706
32,860 Church & Dwight Co., Inc. 2,798,358
41,487 Coca-Cola Co. (The) 3,033,529
36,970 Colgate-Palmolive Co. 2,972,018
21,642 Constellation Brands, Inc., Class
A 2,951,536
3,011 Costco Wholesale Corp. 2,750,820
28,177 Dollar General Corp. 3,085,100
27,061 Dollar Tree, Inc.* 2,998,629
30,998 Estee Lauder Cos., Inc. (The),
Class A 2,915,982
61,438 General Mills, Inc. 2,909,089
16,786 Hershey Co. (The) 3,157,111
34,067 Kellanova 2,849,364
173,838 Kenvue, Inc. 3,016,089
106,070 Keurig Dr Pepper, Inc. 2,959,353
28,338 Kimberly-Clark Corp. 3,092,243
116,876 Kraft Heinz Co. (The) 2,981,507
44,738 Kroger Co. (The) 3,009,973
43,685 McCormick & Co., Inc. 2,947,864
51,049 Mondelez International, Inc.,
Class A 2,938,891
41,964 Monster Beverage Corp.* 3,146,880
19,910 PepsiCo, Inc. 2,961,413
19,156 Philip Morris International, Inc. 3,016,687
19,309 Procter & Gamble Co. (The) 2,860,821
38,645 Sysco Corp. 2,944,749
30,429 Target Corp. 2,757,476
54,081 Tyson Foods, Inc., Class A 3,139,402
38,278 US Foods Holding Corp.* 3,011,330
27,668 Walmart, Inc. 3,057,591
92,036,807
Energy – 4 .7%
59,560 Baker Hughes Co. 2,989,912
13,637 Cheniere Energy, Inc. 2,842,769
18,433 Chevron Corp. 2,785,779
31,977 ConocoPhillips 2,836,040
109,324 Coterra Energy, Inc. 2,934,256

GOLDMAN SACHS EQUAL WEIGHT U.S. LARGE CAP EQUITY ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares Description Value
Common Stocks – (continued)
Energy – (continued)
86,265 Devon Energy Corp. 3,196,981
20,414 Diamondback Energy, Inc. 3,114,972
26,720 EOG Resources, Inc. 2,881,752
49,631 EQT Corp. 3,020,543
25,394 Expand Energy Corp. 3,096,291
24,670 Exxon Mobil Corp. 2,859,746
103,398 Halliburton Co. 2,711,096
108,343 Kinder Morgan, Inc. 2,959,931
15,029 Marathon Petroleum Corp. 2,911,568
70,432 Occidental Petroleum Corp. 2,958,144
42,425 ONEOK, Inc. 3,089,389
20,617 Phillips 66 2,823,704
76,670 SLB Ltd. 2,778,521
17,098 Targa Resources Corp. 2,997,450
3,052 Texas Pacific Land Corp. 2,637,813
16,509 Valero Energy Corp. 2,918,131
360,086 Venture Global, Inc., Class A 2,686,242
48,624 Williams Cos., Inc. (The) 2,962,660
66,993,690
Financials – 16 .5%
39,143 Affirm Holdings, Inc.* 2,777,196
25,117 Aflac, Inc. 2,770,656
14,495 Allstate Corp. (The) 3,087,145
7,761 American Express Co. 2,834,861
36,542 American International Group,
Inc. 2,783,039
6,125 Ameriprise Financial, Inc. 2,791,408
8,249 Aon PLC, Class A 2,919,486
20,940 Apollo Global Management, Inc. 2,760,939
32,103 Arch Capital Group Ltd.* 3,015,114
18,402 Ares Management Corp., Class A 2,886,354
11,318 Arthur J Gallagher & Co. 2,802,563
53,663 Bank of America Corp. 2,879,020
26,049 Bank of New York Mellon Corp.
(The) 2,920,093
5,768 Berkshire Hathaway, Inc., Class
B* 2,963,656
2,633 Blackrock, Inc. 2,757,541
19,646 Blackstone, Inc. 2,876,567
38,014 Block, Inc.* 2,539,335
179,094 Blue Owl Capital, Inc. 2,686,410
36,002 Brown & Brown, Inc. 2,895,641
12,731 Capital One Financial Corp. 2,788,980
54,126 Carlyle Group, Inc. (The) 2,951,491
11,297 Cboe Global Markets, Inc. 2,916,547
30,216 Charles Schwab Corp. (The) 2,801,930
9,963 Chubb Ltd. 2,950,841
17,711 Cincinnati Financial Corp. 2,968,187
27,842 Citigroup, Inc. 2,884,431
54,713 Citizens Financial Group, Inc. 2,959,973
10,490 CME Group, Inc. 2,952,515
8,893 Coinbase Global, Inc., Class A* 2,426,188
92,219 Corebridge Financial, Inc. 2,768,414
10,896 Corpay, Inc.* 3,223,037
9,776 Erie Indemnity Co., Class A 2,888,710
50,966 Fidelity National Financial, Inc. 3,028,909
44,508 Fidelity National Information
Services, Inc. 2,927,291
66,708 Fifth Third Bancorp 2,899,130
Shares Description Value
Common Stocks – (continued)
Financials – (continued)
1,542 First Citizens BancShares, Inc.,
Class A 2,895,706
43,924 Fiserv, Inc.* 2,700,009
35,848 Global Payments, Inc. 2,715,845
3,567 Goldman Sachs Group, Inc.
(The)
(b)
2,946,485
22,014 Hartford Insurance Group, Inc.
(The) 3,016,578
183,878 Huntington Bancshares, Inc. 2,997,211
39,404 Interactive Brokers Group, Inc.,
Class A 2,562,048
19,251 Intercontinental Exchange, Inc. 3,028,182
9,071 JPMorgan Chase & Co. 2,839,949
162,001 KeyCorp 2,977,578
23,698 KKR & Co., Inc. 2,898,502
27,977 Loews Corp. 3,017,879
7,472 LPL Financial Holdings, Inc. 2,660,331
15,408 M&T Bank Corp. 2,930,910
1,414 Markel Group, Inc.* 2,941,742
15,795 Marsh & McLennan Cos., Inc. 2,897,593
5,124 Mastercard, Inc., Class A 2,820,916
35,472 MetLife, Inc. 2,715,736
5,815 Moody's Corp. 2,853,886
17,119 Morgan Stanley 2,904,410
4,935 MSCI, Inc. 2,781,958
33,047 Nasdaq, Inc. 3,004,633
22,000 Northern Trust Corp. 2,889,480
41,701 PayPal Holdings, Inc. 2,614,236
15,361 PNC Financial Services Group,
Inc. (The) 2,929,650
34,452 Principal Financial Group, Inc. 2,922,219
13,460 Progressive Corp. (The) 3,079,513
26,897 Prudential Financial, Inc. 2,911,600
17,751 Raymond James Financial, Inc. 2,778,742
116,641 Regions Financial Corp.. 2,968,513
20,018 Robinhood Markets, Inc., Class
A* 2,572,113
173,284 Rocket Cos., Inc., Class A 3,462,214
5,705 S&P Global, Inc. 2,845,825
94,808 SoFi Technologies, Inc.* 2,817,694
24,321 State Street Corp. 2,894,685
37,798 Synchrony Financial 2,924,053
27,746 T. Rowe Price Group, Inc. 2,840,636
72,875 Toast, Inc., Class A* 2,491,596
53,480 TPG, Inc. 3,159,598
26,750 Tradeweb Markets, Inc., Class A 2,912,005
10,187 Travelers Cos., Inc. (The) 2,983,365
63,877 Truist Financial Corp. 2,970,281
60,520 US Bancorp 2,968,506
8,355 Visa, Inc., Class A 2,794,246
37,825 W R Berkley Corp. 2,938,624
32,189 Wells Fargo & Co. 2,763,426
8,695 Willis Towers Watson PLC 2,791,095
235,615,600
Health Care – 11 .2%
22,807 Abbott Laboratories 2,939,822
13,093 AbbVie, Inc. 2,981,276
19,329 Agilent Technologies, Inc. 2,967,002
6,484 Alnylam Pharmaceuticals, Inc.* 2,925,775

GOLDMAN SACHS EQUAL WEIGHT U.S. LARGE CAP EQUITY ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares Description Value
Common Stocks – (continued)
Health Care – (continued)
8,809 Amgen, Inc. 3,043,157
16,029 Becton Dickinson & Co. 3,109,947
18,610 Biogen, Inc.* 3,388,695
28,667 Boston Scientific Corp.* 2,911,994
61,174 Bristol-Myers Squibb Co. 3,009,761
14,301 Cardinal Health, Inc. 3,035,530
8,048 Cencora, Inc. 2,969,149
77,662 Centene Corp.* 3,055,223
10,809 Cigna Group (The) 2,997,120
35,863 CVS Health Corp. 2,881,951
13,330 Danaher Corp. 3,022,977
48,302 Dexcom, Inc.* 3,065,728
34,117 Edwards Lifesciences Corp.* 2,956,920
8,941 Elevance Health, Inc. 3,024,383
2,986 Eli Lilly & Co. 3,211,353
37,666 GE HealthCare Technologies,
Inc. 3,012,903
23,003 Gilead Sciences, Inc. 2,894,698
6,003 HCA Healthcare, Inc. 3,051,265
38,165 Hologic, Inc.* 2,861,230
10,856 Humana, Inc. 2,668,079
3,971 IDEXX Laboratories, Inc.* 2,989,686
15,178 Insmed, Inc.* 3,153,533
8,981 Insulet Corp.* 2,938,493
5,208 Intuitive Surgical, Inc.* 2,986,684
13,428 IQVIA Holdings, Inc.* 3,088,574
15,226 Johnson & Johnson 3,150,564
11,366 Labcorp Holdings, Inc. 3,054,953
3,338 McKesson Corp. 2,941,179
31,525 Medtronic PLC 3,320,528
33,572 Merck & Co., Inc. 3,519,352
1,986 Mettler-Toledo International,
Inc.* 2,932,766
14,240 Natera, Inc.* 3,400,654
115,591 Pfizer, Inc. 2,975,312
15,970 Quest Diagnostics, Inc. 3,021,205
4,402 Regeneron Pharmaceuticals, Inc. 3,434,396
11,546 ResMed, Inc. 2,953,813
70,619 Royalty Pharma PLC, Class A 2,826,172
11,755 STERIS PLC 3,130,121
7,948 Stryker Corp. 2,950,139
13,703 Tenet Healthcare Corp.* 2,971,359
4,991 Thermo Fisher Scientific, Inc. 2,948,833
6,369 United Therapeutics Corp.* 3,095,334
8,657 UnitedHealth Group, Inc. 2,854,819
9,619 Veeva Systems, Inc., Class A* 2,311,350
6,728 Vertex Pharmaceuticals, Inc.* 2,917,328
7,601 Waters Corp.* 3,066,395
10,066 West Pharmaceutical Services,
Inc. 2,790,799
31,779 Zimmer Biomet Holdings, Inc. 3,099,088
23,628 Zoetis, Inc. 3,028,637
159,838,004
Industrials – 15 .3%
17,274 3M Co. 2,971,992
7,897 AeroVironment, Inc.* 2,206,896
14,222 AMETEK, Inc. 2,814,392
10,999 Automatic Data Processing, Inc. 2,808,045
4,376 Axon Enterprise, Inc.* 2,363,653
Shares Description Value
Common Stocks – (continued)
Industrials – (continued)
19,528 Bloom Energy Corp., Class A* 2,133,239
14,401 Boeing Co. (The)* 2,721,789
12,918 Broadridge Financial Solutions,
Inc. 2,946,467
49,446 Carrier Global Corp. 2,713,596
4,971 Caterpillar, Inc. 2,862,103
15,263 Cintas Corp. 2,839,223
2,848 Comfort Systems USA, Inc. 2,782,325
67,654 Copart, Inc.* 2,637,153
79,937 CSX Corp. 2,826,572
6,432 Cummins, Inc. 3,203,007
4,791 Curtiss-Wright Corp. 2,703,513
5,980 Deere & Co. 2,777,650
48,384 Delta Air Lines, Inc. 3,101,414
15,714 Dover Corp. 2,911,490
7,214 Eaton Corp. PLC 2,495,250
4,201 EMCOR Group, Inc. 2,583,909
21,129 Emerson Electric Co. 2,818,186
13,567 Equifax, Inc. 2,881,224
20,301 Expeditors International of
Washington, Inc. 2,982,217
67,860 Fastenal Co. 2,741,544
10,978 FedEx Corp. 3,026,415
11,424 Ferguson Enterprises, Inc. 2,875,078
55,984 Fortive Corp. 2,994,024
17,459 FTAI Aviation Ltd. 3,024,597
5,019 GE Vernova, Inc. 3,010,246
8,227 General Dynamics Corp. 2,810,590
9,195 General Electric Co. 2,744,248
8,954 HEICO Corp. 2,837,612
14,390 Honeywell International, Inc. 2,765,614
13,731 Howmet Aerospace, Inc. 2,809,225
6,018 Hubbell, Inc. 2,596,346
11,561 Illinois Tool Works, Inc. 2,881,926
35,543 Ingersoll Rand, Inc. 2,855,525
16,454 J.B. Hunt Transport Services, Inc. 2,862,338
18,075 Jacobs Solutions, Inc. 2,436,691
23,272 Johnson Controls International
PLC 2,706,766
9,794 L3Harris Technologies, Inc. 2,729,490
14,465 Leidos Holdings, Inc. 2,764,262
5,774 Lennox International, Inc. 2,880,475
5,940 Lockheed Martin Corp. 2,719,688
10,060 Norfolk Southern Corp. 2,938,425
4,947 Northrop Grumman Corp. 2,830,921
19,790 Old Dominion Freight Line, Inc. 2,677,389
30,876 Otis Worldwide Corp. 2,743,333
28,212 PACCAR, Inc. 2,974,109
3,640 Parker-Hannifin Corp. 3,136,588
24,465 Paychex, Inc. 2,732,496
26,309 Pentair PLC 2,768,759
6,212 Quanta Services, Inc. 2,887,835
13,672 Republic Services, Inc. 2,967,644
50,105 Rocket Lab Corp.* 2,111,425
7,780 Rockwell Automation, Inc. 3,079,791
47,461 Rollins, Inc. 2,917,902
16,184 RTX Corp. 2,830,743
8,208 Snap-on, Inc. 2,791,130
90,233 Southwest Airlines Co. 3,141,011

GOLDMAN SACHS EQUAL WEIGHT U.S. LARGE CAP EQUITY ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares Description Value
Common Stocks – (continued)
Industrials – (continued)
32,843 SS&C Technologies Holdings,
Inc. 2,822,527
36,578 Symbotic, Inc.*
(a)
3,064,139
6,447 Trane Technologies PLC 2,717,282
2,200 TransDigm Group, Inc. 2,992,374
35,280 TransUnion 3,000,564
30,472 Uber Technologies, Inc.* 2,667,519
12,984 Union Pacific Corp. 3,010,081
29,088 United Airlines Holdings, Inc.* 2,965,812
30,266 United Parcel Service, Inc.,
Class B 2,899,180
3,315 United Rentals, Inc. 2,702,322
28,372 Veralto Corp. 2,871,814
13,091 Verisk Analytics, Inc. 2,946,391
14,761 Vertiv Holdings Co., Class A 2,652,995
2,928 W.W. Grainger, Inc. 2,777,589
14,085 Waste Management, Inc. 3,068,699
13,697 Westinghouse Air Brake
Technologies Corp. 2,856,509
18,824 Xylem, Inc. 2,647,972
219,351,275
Information Technology – 16 .4%
11,483 Accenture PLC, Class A 2,870,750
8,490 Adobe, Inc.* 2,717,904
10,938 Advanced Micro Devices, Inc.* 2,379,343
20,192 Amphenol Corp., Class A 2,845,053
11,975 Analog Devices, Inc. 3,177,446
10,492 Apple, Inc. 2,925,694
11,840 Applied Materials, Inc. 2,986,640
4,644 AppLovin Corp., Class A* 2,783,985
19,945 Arista Networks, Inc.* 2,606,413
15,410 Astera Labs, Inc.* 2,428,154
17,415 Atlassian Corp., Class A* 2,603,891
9,398 Autodesk, Inc.* 2,850,789
57,880 Bentley Systems, Inc., Class B 2,428,645
7,825 Broadcom, Inc. 3,153,162
8,682 Cadence Design Systems, Inc.* 2,707,395
19,833 CDW Corp. 2,860,315
14,482 Ciena Corp.* 2,957,369
39,150 Cisco Systems, Inc. 3,012,201
12,241 Cloudflare, Inc., Class A* 2,450,771
38,004 Cognizant Technology Solutions
Corp., Class A 2,953,291
20,486 Coherent Corp.* 3,365,030
25,091 CoreWeave, Inc., Class A* 1,834,654
32,204 Corning, Inc. 2,711,577
5,330 Crowdstrike Holdings, Inc.,
Class A* 2,713,823
18,154 Datadog, Inc., Class A* 2,904,822
18,412 Dell Technologies, Inc., Class C 2,455,240
11,416 F5, Inc.* 2,730,251
1,747 Fair Isaac Corp.* 3,154,785
10,172 First Solar, Inc.* 2,776,142
33,428 Fortinet, Inc.* 2,712,014
12,065 Gartner, Inc.* 2,808,008
109,934 Gen Digital, Inc. 2,898,960
79,646 GLOBALFOUNDRIES, Inc.* 2,854,513
21,463 GoDaddy, Inc., Class A* 2,744,259
12,823 Guidewire Software, Inc.* 2,769,511
Shares Description Value
Common Stocks – (continued)
Information Technology – (continued)
119,031 Hewlett Packard Enterprise Co. 2,603,208
106,995 HP, Inc. 2,612,818
6,047 HubSpot, Inc.* 2,221,184
74,526 Intel Corp.* 3,022,775
9,315 International Business Machines
Corp. 2,874,423
4,322 Intuit, Inc. 2,740,494
51,410 IonQ, Inc.* 2,534,513
13,001 Jabil, Inc. 2,739,441
15,176 Keysight Technologies, Inc.* 3,004,089
2,319 KLA Corp. 2,725,915
17,212 Lam Research Corp. 2,685,072
29,972 Marvell Technology, Inc. 2,679,497
46,105 Microchip Technology, Inc. 2,470,306
11,984 Micron Technology, Inc. 2,833,976
5,568 Microsoft Corp. 2,739,512
8,041 MongoDB, Inc.* 2,672,587
2,829 Monolithic Power Systems, Inc. 2,625,793
7,186 Motorola Solutions, Inc. 2,656,520
24,457 NetApp, Inc. 2,728,423
40,670 Nutanix, Inc., Class A* 1,944,026
14,090 NVIDIA Corp. 2,493,930
32,401 Okta, Inc.* 2,602,772
56,520 ON Semiconductor Corp.* 2,839,565
11,310 Oracle Corp. 2,284,054
15,112 Palantir Technologies, Inc., Class
A* 2,545,616
13,295 Palo Alto Networks, Inc.* 2,527,778
14,919 PTC, Inc.* 2,617,240
28,806 Pure Storage, Inc., Class A* 2,562,582
15,700 QUALCOMM, Inc. 2,639,013
6,346 Roper Technologies, Inc. 2,831,712
11,146 Salesforce, Inc. 2,569,599
72,894 Samsara, Inc., Class A* 2,772,159
13,041 Sandisk Corp.* 2,911,794
10,091 Seagate Technology Holdings
PLC 2,792,079
3,220 ServiceNow, Inc.* 2,615,960
10,620 Snowflake, Inc.* 2,668,169
11,334 Strategy, Inc.* 2,008,158
66,004 Super Micro Computer, Inc.* 2,234,235
6,871 Synopsys, Inc.* 2,872,147
11,348 TE Connectivity PLC
(Switzerland) 2,566,350
5,523 Teledyne Technologies, Inc.* 2,758,849
15,210 Teradyne, Inc. 2,766,547
17,269 Texas Instruments, Inc. 2,905,855
35,433 Trimble, Inc.* 2,884,955
21,464 Twilio, Inc., Class A* 2,783,666
6,233 Tyler Technologies, Inc.* 2,927,141
3,611 Ubiquiti, Inc. 2,105,538
11,664 VeriSign, Inc. 2,939,211
17,310 Western Digital Corp. 2,827,242
12,177 Workday, Inc., Class A* 2,625,605
33,827 Zoom Communications, Inc.,
Class A* 2,873,942
8,874 Zscaler, Inc.* 2,231,811
234,832,646

GOLDMAN SACHS EQUAL WEIGHT U.S. LARGE CAP EQUITY ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares Description Value
Common Stocks – (continued)
Materials – 4 .4%
11,926 Air Products and Chemicals, Inc. 3,113,282
55,572 Amrize Ltd.* 2,862,514
44,661 Corteva, Inc. 3,013,278
24,380 CRH PLC 2,924,625
122,436 Dow, Inc. 2,920,099
71,292 DuPont de Nemours, Inc. 2,835,283
11,008 Ecolab, Inc. 3,028,961
69,895 Freeport-McMoRan, Inc. 3,004,087
43,316 International Flavors &
Fragrances, Inc. 3,009,596
77,496 International Paper Co. 3,059,542
6,795 Linde PLC 2,788,124
4,638 Martin Marietta Materials, Inc. 2,890,587
34,771 Newmont Corp. 3,154,773
19,366 Nucor Corp. 3,088,683
14,253 Packaging Corp. of America 2,908,610
29,612 PPG Industries, Inc. 2,962,384
8,411 Sherwin-Williams Co. (The) 2,890,776
78,429 Smurfit WestRock PLC 2,799,131
21,300 Southern Copper Corp. (Mexico) 2,870,814
18,390 Steel Dynamics, Inc. 3,086,394
9,888 Vulcan Materials Co. 2,939,109
62,150,652
Real Estate – 5 .2%
15,787 American Tower Corp. REIT 2,861,709
15,963 AvalonBay Communities, Inc.
REIT 2,904,308
18,870 CBRE Group, Inc., Class A* 3,053,732
40,301 CoStar Group, Inc.* 2,772,709
31,598 Crown Castle, Inc. REIT 2,884,265
16,833 Digital Realty Trust, Inc. REIT 2,695,300
3,434 Equinix, Inc. REIT 2,586,867
47,460 Equity Residential REIT 2,930,655
10,901 Essex Property Trust, Inc. REIT 2,873,722
21,357 Extra Space Storage, Inc. REIT 2,844,112
99,617 Invitation Homes, Inc. REIT 2,809,199
28,409 Iron Mountain, Inc. REIT 2,453,117
138,887 Kimco Realty Corp. REIT 2,869,405
21,918 Mid-America Apartment
Communities, Inc. REIT 2,978,437
22,799 Prologis, Inc. REIT 2,930,355
10,202 Public Storage REIT 2,800,857
50,195 Realty Income Corp. REIT 2,891,734
40,973 Regency Centers Corp. REIT 2,915,639
14,383 SBA Communications Corp.
REIT 2,794,185
15,493 Simon Property Group, Inc.
REIT 2,886,656
22,744 Sun Communities, Inc. REIT 2,930,337
37,652 Ventas, Inc. REIT 3,035,881
93,380 VICI Properties, Inc. REIT 2,691,212
15,132 Welltower, Inc. REIT 3,150,785
126,370 Weyerhaeuser Co. REIT 2,806,678
38,720 Zillow Group, Inc., Class C* 2,879,994
74,231,850
Utilities – 6 .0%
42,407 Alliant Energy Corp. 2,946,014
27,972 Ameren Corp. 2,974,822
Shares Description Value
Common Stocks – (continued)
Utilities – (continued)
23,670 American Electric Power Co.,
Inc. 2,929,636
21,559 American Water Works Co., Inc. 2,804,179
16,435 Atmos Energy Corp. 2,898,641
72,832 CenterPoint Energy, Inc. 2,911,823
38,986 CMS Energy Corp. 2,941,104
29,305 Consolidated Edison, Inc. 2,941,050
7,682 Constellation Energy Corp. 2,799,013
47,556 Dominion Energy, Inc. 2,985,090
21,144 DTE Energy Co. 2,897,362
22,926 Duke Energy Corp. 2,841,448
49,789 Edison International 2,932,074
29,469 Entergy Corp. 2,873,817
37,057 Evergy, Inc. 2,877,476
38,770 Eversource Energy 2,604,569
61,187 Exelon Corp. 2,883,131
61,843 FirstEnergy Corp. 2,951,148
34,364 NextEra Energy, Inc. 2,965,270
66,420 NiSource, Inc. 2,931,115
16,357 NRG Energy, Inc. 2,772,348
23,113 Oklo, Inc.* 2,112,066
172,894 PG&E Corp. 2,787,051
78,238 PPL Corp. 2,886,982
35,216 Public Service Enterprise Group,
Inc. 2,941,240
30,455 Sempra 2,884,698
30,996 Southern Co. (The) 2,824,356
14,851 Vistra Corp. 2,656,250
25,339 WEC Energy Group, Inc. 2,839,742
34,860 Xcel Energy, Inc. 2,862,355
85,455,870
TOTAL COMMON STOCKS
(Cost $1,230,996,183)
1,426,068,545
Shares Dividend Rate Value
aa
Investment Company – 0.1%
(b)
Goldman Sachs Financial Square Treasury
Obligations Fund – Institutional Shares
1,799,066 3.902% 1,799,066
(Cost $1,799,066)
TOTAL INVESTMENTS BEFORE SECURITIES LENDING
REINVESTMENT VEHICLE
(Cost $1,232,795,249)
1,427,867,611

GOLDMAN SACHS EQUAL WEIGHT U.S. LARGE CAP EQUITY ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
**End swaps header**
Shares Dividend Rate Value
a
Securities Lending Reinvestment Vehicle – 0.2%
(b)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
3,201,934 3.928% 3,201,934
(Cost $3,201,934)
TOTAL INVESTMENTS – 100.1%
(Cost $1,235,997,183)
$ 1,431,069,545
LIABILITIES IN EXCESS OF OTHER ASSETS
– (0.1)%
(1,578,868)
NET ASSETS – 100.0%
$ 1,429,490,677
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Represents an affiliated issuer.
Investment Abbreviations:
PLC — Public Limited Company
REIT — Real Estate Investment Trust

GOLDMAN SACHS HEDGE INDUSTRY VIP ETF
Schedule of Investments
November 30, 2025 (Unaudited)
**End swaps header**
Shares Description Value
Common Stocks – 99.9%
Communication Services – 12 .2%
29,740 Alphabet, Inc., Class A $ 9,522,153
121,964 EchoStar Corp., Class A* 8,938,742
32,274 GCI Liberty, Inc., Class A*
(a)
—
13,488 Meta Platforms, Inc., Class A 8,739,550
73,913 Netflix, Inc.* 7,951,560
12,930 Spotify Technology SA* 7,743,389
356,941 Warner Bros Discovery, Inc.* 8,566,584
51,461,978
Consumer Discretionary – 12 .1%
53,448 Alibaba Group Holding Ltd.
ADR (China) 8,407,371
35,027 Amazon.com, Inc.* 8,168,997
25,825 Carvana Co.* 9,671,463
291,296 Coupang, Inc. (South Korea)* 8,202,895
4,012 MercadoLibre, Inc. (Brazil)* 8,311,981
93,054 Somnigroup International, Inc. 8,516,302
51,279,009
Consumer Staples – 2 .0%
98,660 Kellanova 8,251,922
Energy – 4 .0%
137,235 EQT Corp. 8,352,122
70,092 Expand Energy Corp. 8,546,318
16,898,440
Financials – 9 .9%
16,152 Berkshire Hathaway, Inc., Class
B* 8,299,059
38,931 Capital One Financial Corp. 8,528,614
15,063 Mastercard, Inc., Class A 8,292,633
16,644 S&P Global, Inc. 8,302,527
24,909 Visa, Inc., Class A 8,330,566
41,753,399
Health Care – 16 .6%
74,467 Abivax SA ADR (France)* 9,295,716
37,758 Cidara Therapeutics, Inc.* 8,302,229
8,018 Eli Lilly & Co. 8,623,118
42,544 Insmed, Inc.* 8,839,367
85,674 Merus NV (Netherlands)* 8,236,698
40,241 Natera, Inc.* 9,609,953
323,509 Teva Pharmaceutical Industries
Ltd. ADR (Israel)* 8,699,157
25,540 UnitedHealth Group, Inc. 8,422,326
70,028,564
Industrials – 11 .8%
40,387 Chart Industries, Inc.* 8,236,929
28,947 Norfolk Southern Corp. 8,455,129
6,132 TransDigm Group, Inc. 8,340,563
89,723 Uber Technologies, Inc.* 7,854,351
36,859 Union Pacific Corp. 8,545,022
48,081 Vertiv Holdings Co., Class A 8,641,598
50,073,592
Information Technology – 23 .2%
33,307 Advanced Micro Devices, Inc.* 7,245,272
30,176 Apple, Inc. 8,414,578
14,740 AppLovin Corp., Class A* 8,836,335
24,004 Broadcom, Inc. 9,672,652
16,848 CyberArk Software Ltd.* 7,726,324
Shares Description Value
Common Stocks – (continued)
Information Technology – (continued)
32,481 First Solar, Inc.* 8,864,714
33,304 Micron Technology, Inc. 7,875,730
16,113 Microsoft Corp. 7,927,757
43,227 NVIDIA Corp. 7,651,179
32,343 Sandisk Corp.* 7,221,545
28,862 Taiwan Semiconductor
Manufacturing Co. Ltd. ADR
(Taiwan) 8,413,562
52,084 Western Digital Corp. 8,506,880
98,356,528
Materials – 2 .1%
75,024 CRH PLC 8,999,879
Utilities – 6 .0%
498,506 PG&E Corp. 8,035,917
22,776 Talen Energy Corp.* 8,979,893
47,057 Vistra Corp. 8,416,615
25,432,425
TOTAL COMMON STOCKS
(Cost $354,319,517)
422,535,736
Shares Dividend Rate Value
aa
Investment Company – 0.1%
(b)
Goldman Sachs Financial Square Treasury
Obligations Fund – Institutional Shares
529,013 3.902% 529,013
(Cost $529,013)
TOTAL INVESTMENTS – 100.0%
(Cost $354,848,530)
$ 423,064,749
OTHER ASSETS IN EXCESS OF LIABILITIES
– 0.0%
124,034
NET ASSETS – 100.0%
$ 423,188,783
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(b) Represents an affiliated issuer.
Investment Abbreviations:
ADR — American Depositary Receipt
PLC — Public Limited Company

GOLDMAN SACHS INDIA EQUITY ETF
Schedule of Investments
November 30, 2025 (Unaudited)
Shares Description Value
Common Stocks – 98.3%
Communication Services – 3 .6%
115,309 Bharti Airtel Ltd. (India) $ 2,709,225
49,412 Info Edge India Ltd. (India) 734,820
33,049 PVR Inox Ltd. (India)* 394,567
3,838,612
Consumer Discretionary – 19 .4%
12,627 Amber Enterprises India Ltd.
(India)* 1,013,717
53,138 Arvind Fashions Ltd. (India) 299,441
80,743 ASK Automotive Ltd. (India) 448,951
58,158 Ather Energy Ltd. (India)* 466,805
21,222 Bluestone Jewellery And
Lifestyle Ltd. (India)* 132,413
63,351 Cello World Ltd. (India) 422,116
5,501 Dixon Technologies India Ltd.
(India) 897,958
576,630 Eternal Ltd. (India)* 1,934,617
73,071 Eureka Forbes Ltd. (India)* 531,893
16,363 Ganesha Ecosphere Ltd. (India) 167,787
44,870 GNG Electronics Ltd. (India)*
(a)
166,443
72,622 Gokaldas Exports Ltd. (India)* 753,033
40,645 Hyundai Motor India Ltd. (India) 1,056,936
128,132 Kalyan Jewellers India Ltd.
(India) 723,905
3,850 Landmark Cars Ltd. (India) 22,984
45,681 Lenskart Solutions Ltd. (India)* 209,618
37,268 LG Electronics India Ltd.
(India)* 691,342
71,970 Mahindra & Mahindra Ltd.
(India) 3,023,146
9,394 MakeMyTrip Ltd. (India)* 670,638
32,077 Metro Brands Ltd. (India) 419,792
21,264 Pearl Global Industries Ltd.
(India) 401,448
399,038 Physicswallah Ltd. (India)*
(a)
557,152
104,090 Pricol Ltd. (India) 725,508
894,588 Samvardhana Motherson
International Ltd. (India) 1,163,247
27,492 SJS Enterprises Ltd. (India) 520,995
76,504 Tenneco Clean Air India Ltd.* 413,920
19,889 Trent Ltd. (India) 945,093
41,569 TVS Motor Co. Ltd. (India) 1,641,196
29,971 Whirlpool of India Ltd. (India) 359,226
20,781,320
Consumer Staples – 5 .7%
49,736 Bikaji Foods International Ltd.
(India) 398,761
37,262 Colgate-Palmolive India Ltd.
(India) 903,394
71,450 Godrej Consumer Products Ltd.
(India) 915,097
29,812 Hindustan Unilever Ltd. (India) 822,094
30,295 Medplus Health Services Ltd.
(India)* 273,933
96,222 Nestle India Ltd. (India) 1,356,612
111,365 Tata Consumer Products Ltd.
(India) 1,459,676
6,129,567
Shares Description Value
Common Stocks – (continued)
Energy – 3 .2%
195,204 Reliance Industries Ltd. (India) $ 3,420,803
Financials – 29 .4%
78,734 360 ONE WAM Ltd. (India) 1,041,483
214,009 Aditya Birla Capital Ltd. (India)* 856,658
19,760 Angel One Ltd. (India) 597,301
100,771 AU Small Finance Bank Ltd.
(India)
(a)
1,076,179
182,842 Axis Bank Ltd. (India) 2,615,869
237,014 Bajaj Finance Ltd. (India) 2,749,121
74,366 Five-Star Business Finance Ltd.
(India) 491,270
193,925 Go Digit General Insurance Ltd.
(India)* 776,481
354,927 HDFC Bank Ltd. (India) 3,998,149
56,863 Home First Finance Co. India
Ltd. (India)
(a)
706,278
365,153 ICICI Bank Ltd. (India) 5,669,521
1,258,568 IDFC First Bank Ltd. (India) 1,127,466
55,892 India Shelter Finance Corp. Ltd.
(India) 550,281
39,530 Kfin Technologies Ltd. (India) 466,816
98,944 Kotak Mahindra Bank Ltd.
(India) 2,349,944
8,105 Nuvama Wealth Management
Ltd. (India) 676,191
66,224 PB Fintech Ltd. (India)* 1,346,654
178,696 REC Ltd. (India) 720,997
64,794 SBI Life Insurance Co. Ltd.
(India)
(a)
1,424,132
57,513 Spandana Sphoorty Financial
Ltd. (India)* 170,390
144,180 State Bank of India (India) 1,578,045
111,994 Tata Capital Ltd. (India)* 410,552
31,399,778
Health Care – 8 .5%
15,714 Apollo Hospitals Enterprise Ltd.
(India) 1,288,690
11,596 Cohance Lifesciences Ltd.
(India)* 73,169
14,096 Divi's Laboratories Ltd. (India) 1,020,708
38,075 Jupiter Life Line Hospitals Ltd.
(India) 630,032
49,845 Laurus Labs Ltd. (India)
(a)
574,724
41,312 Laxmi Dental Ltd. (India)* 127,958
83,116 Medi Assist Healthcare Services
Ltd. (India)*
(a)
441,331
9,072 Pfizer Ltd. (India) 504,578
31,532 Rubicon Research Ltd.* 231,200
75,825 SAI Life Sciences Ltd. (India)*
(a)
749,709
101,130 Sun Pharmaceutical Industries
Ltd. (India) 2,070,820
32,131 Torrent Pharmaceuticals Ltd.
(India) 1,336,500
9,049,419
Industrials – 7 .7%
112,762 Afcons Infrastructure Ltd. (India) 509,429
275,586 Bharat Electronics Ltd. (India) 1,268,594
97,048 CMS Info Systems Ltd. (India) 385,111

GOLDMAN SACHS INDIA EQUITY ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares Description Value
Common Stocks – (continued)
Industrials – (continued)
11,017 Computer Age Management
Services Ltd. (India) $ 476,694
10,368 Doms Industries Ltd. (India) 290,938
41,960 INOX India Ltd. (India) 548,662
27,055 JNK India Ltd. (India) 74,891
7,803 KEI Industries Ltd. (India) 361,643
84,736 Praj Industries Ltd. (India) 299,545
13,607 Siemens Energy India Ltd.
(India)* 480,647
19,605 Siemens Ltd. (India) 722,632
1,533,048 Suzlon Energy Ltd. (India)* 925,682
80,242 TD Power Systems Ltd. (India) 696,990
60,267 Techno Electric & Engineering
Co. Ltd. (India) 812,094
96,235 Transformers & Rectifiers India
Ltd. (India) 291,618
8,145,170
Information Technology – 9 .2%
25,597 AurionPro Solutions Ltd. (India) 314,126
63,803 Coforge Ltd. (India) 1,361,478
10,368 Cognizant Technology Solutions
Corp., Class A 805,697
6,535 Hexaware Technologies Ltd.
(India) 55,288
209,465 Infosys Ltd. (India) 3,653,387
26,731 Infosys Ltd. ADR (India) 467,258
10,012 Netweb Technologies India Ltd.
(India) 368,412
66,955 Newgen Software Technologies
Ltd. (India) 659,576
18,312 Persistent Systems Ltd. (India) 1,300,608
62,055 R Systems International Ltd.
(India) 276,463
67,881 Vikram Solar Ltd. (India)* 198,450
38,980 Zensar Technologies Ltd. (India) 326,687
9,787,430
Materials – 8 .4%
32,731 Aditya Birla Real Estate Ltd.
(India) 649,003
11,146 Akzo Nobel India Ltd. (India) 412,557
46,496 APL Apollo Tubes Ltd. (India) 893,507
65,133 Archean Chemical Industries
Ltd. (India) 372,896
49,259 Grasim Industries Ltd. (India) 1,508,596
35,478 Gravita India Ltd. (India) 723,184
119,363 Hindalco Industries Ltd. (India) 1,078,767
29,329 Jain Resource Recycling Ltd.
(India)* 130,632
71,937 JK Lakshmi Cement Ltd. (India) 610,295
21,640 Midwest Ltd. (India)* 340,613
14,705 Navin Fluorine International Ltd.
(India) 942,905
Shares Description Value
Common Stocks – (continued)
Materials – (continued)
620,689 Tata Steel Ltd. (India) $ 1,165,499
Shares Description Value
Common Stocks – (continued)
Materials – (continued)
12,961 Tatva Chintan Pharma Chem Pvt
Ltd. (India) $ 211,135
9,039,589
Real Estate – 2 .2%
60,569 Awfis Space Solutions Ltd.
(India)* 362,950
64,485 Brigade Enterprises Ltd. (India) 645,301
45,196 Godrej Properties Ltd. (India)* 1,068,464
43,545 Wework India Management Ltd.
(India)* 291,290
2,368,005
Utilities – 1 .0%
73,384 Acme Solar Holdings Ltd. (India) 188,818
614,480 NHPC Ltd. (India) 527,183
382,215 NTPC Green Energy Ltd.
(India)* 405,728
1,121,729
TOTAL COMMON STOCKS
(Cost $103,935,204)
105,081,422
Shares Description Dividend Rate Value
aa0
Preferred Stock – 0.0%
Automobiles – 0 .0%
18,412 TVS Motor Co.
Ltd.*
(b)
6 .00% 2,058
(Cost $0)
Shares Dividend Rate Value
aa
Investment Company – 1.3%
(c)
Goldman Sachs Financial Square Treasury
Obligations Fund – Institutional Shares
1,422,568 3.902% 1,422,568
(Cost $1,422,568)
TOTAL INVESTMENTS – 99.6%
(Cost $105,357,772)
$ 106,506,048
OTHER ASSETS IN EXCESS OF LIABILITIES
– 0.4%
477,670
NET ASSETS – 100.0%
$ 106,983,718
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) Exempt from registration under Rule 144A of the Securities
Act of 1933.
(b) Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(c) Represents an affiliated issuer.
Investment Abbreviations:
ADR — American Depositary Receipt

GOLDMAN SACHS INDIA EQUITY ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Additional Investment Information
**End swaps header**
FUTURES CONTRACTS
— At November 30, 2025 , the
Portfolio
had the following futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long position contracts:
IFSC NIFTY 50 FUT DEC25 28 12/30/25 $ 1,477,672 $ 5,869

Goldman Sachs Innovate Equity ETF
Schedule of Investments
November 30, 2025 (Unaudited)
–
Shares Description Value
Common Stocks – 99.7%
Communication Services – 11.2%
17,193 Alphabet, Inc., Class A $ 5,504,855
73,636 AMC Entertainment Holdings,
Inc., Class A* 180,408
31,838 Baidu, Inc., Class A (China)* 465,367
12,533 Bilibili, Inc., Class Z (China)* 332,256
18,171 Comcast Corp., Class A 484,984
3,479 CTS Eventim AG & Co. KGaA
(Germany) 340,568
3,327 Electronic Arts, Inc. 672,154
12,025 Grindr, Inc. (Singapore)* 154,281
24,635 Hello Group, Inc. ADR (China) 171,460
4,178 IDT Corp., Class B 207,939
84,128 iQIYI, Inc. ADR (China)* 184,240
6,508 Iridium Communications, Inc. 106,731
4,015 JOYY, Inc. ADR (China) 253,427
61,702 Kuaishou Technology (China)
(a)
537,325
5,643 Liberty Media Corp.-Liberty
Live, Class C* 446,982
3,559 Live Nation Entertainment, Inc.* 467,831
3,211 Madison Square Garden
Entertainment Corp.* 158,848
946 Madison Square Garden Sports
Corp.* 215,716
8,122 Match Group, Inc. 270,544
6,428 Meta Platforms, Inc., Class A 4,165,023
8,132 MIXI, Inc. (Japan) 150,967
30,158 NetEase, Inc. (China) 828,942
13,429 Netflix, Inc.* 1,444,692
29,447 Paramount Skydance Corp.,
Class B
(b)
471,741
43,997 Playtika Holding Corp. 178,188
40,409 Rightmove PLC (United
Kingdom) 293,731
30,020 Rumble, Inc.*
(b)
203,235
39,281 Snap, Inc., Class A* 301,678
1,666 SOOP Co. Ltd. (South Korea) 78,279
2,306 Sphere Entertainment Co.* 195,065
930 Spotify Technology SA* 556,949
2,554 Take-Two Interactive Software,
Inc.* 628,463
41,078 Tencent Holdings Ltd. (China) 3,226,366
41,848 Tencent Music Entertainment
Group, Class A (China) 383,241
2,219 TKO Group Holdings, Inc. 430,242
11,196 Ubisoft Entertainment SA
(France)*
(b)
94,073
9,601 Walt Disney Co. (The) 1,003,016
21,616 Warner Bros Discovery, Inc.* 518,784
9,931 Warner Music Group Corp.,
Class A 280,451
13,177 Weibo Corp., Class A (China) 130,998
20,061 Yalla Group Ltd. ADR (United
Arab Emirates)* 142,233
4,028 Ziff Davis, Inc.* 132,199
26,994,472
Consumer Discretionary – 14.9%
3,992 Academy Sports & Outdoors,
Inc. 192,614
2,160 adidas AG (Germany) 402,089
Shares Description Value
Common Stocks – (continued)
Consumer Discretionary – (continued)
4,312 Airbnb, Inc., Class A* $ 504,461
113,900 Alibaba Group Holding Ltd.
(China) 2,216,380
19,614 Amazon.com, Inc.* 4,574,377
33,652 ANTA Sports Products Ltd.
(China) 366,750
6,463 Aptiv PLC* 501,206
14,371 Bandai Namco Holdings, Inc.
(Japan) 421,506
136 Booking Holdings, Inc. 668,398
8,154 BorgWarner, Inc. 351,111
1,202 Carvana Co.* 450,149
6,943 Chewy, Inc., Class A* 241,408
3,586 Columbia Sportswear Co. 192,604
20,021 Coursera, Inc.* 159,167
2,887 Deckers Outdoor Corp.* 254,143
1,599 Dick's Sporting Goods, Inc. 330,305
1,193 Duolingo, Inc.* 228,352
5,838 eBay, Inc. 483,328
4,048 Etsy, Inc.* 219,483
1,401 Expedia Group, Inc. 358,222
64,086 Ford Motor Co. 851,062
11,590 GameStop Corp., Class A* 261,123
12,624 General Motors Co. 928,116
162 Graham Holdings Co., Class B 179,253
1,226 Grand Canyon Education, Inc.* 193,389
11,860 Hesai Group (China)* 227,737
64,080 Honda Motor Co. Ltd. (Japan) 645,522
2,166 InterContinental Hotels Group
PLC (United Kingdom) 287,426
220,496 JD Sports Fashion PLC (United
Kingdom) 225,721
33,998 JD.com, Inc., Class A (China) 508,730
7,945 Las Vegas Sands Corp. 541,531
48,101 Li Auto, Inc., Class A (China)* 444,521
85,366 Li Ning Co. Ltd. (China) 190,345
18,351 Lucid Group, Inc.*
(b)
250,124
2,365 Lululemon Athletica, Inc.* 435,586
14,908 Macy’s, Inc. 333,343
818 MercadoLibre, Inc. (Brazil)* 1,694,716
71,093 Metaplanet, Inc. (Japan)*
(b)
182,231
11,068 MGM Resorts International* 390,590
56,332 Minieye Technology Co. Ltd.,
Class H (China)* 108,748
23,370 Mobileye Global, Inc., Class A
(Israel)* 276,233
58,913 New Oriental Education &
Technology Group, Inc. (China) 304,947
10,420 NIKE, Inc., Class B 673,445
73,274 NIO, Inc., Class A (China)* 409,587
6,843 On Holding AG, Class A
(Switzerland)* 301,024
4,355 PDD Holdings, Inc. ADR
(China)* 505,528
17,901 Pearson PLC (United Kingdom) 236,619
29,570 Peloton Interactive, Inc., Class
A* 200,780
8,515 Penn Entertainment, Inc.* 126,363
2,707 Planet Fitness, Inc., Class A* 303,103
31,594 Playtech PLC (United Kingdom) 118,470

Goldman Sachs Innovate Equity ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares Description Value
Common Stocks – (continued)
Consumer Discretionary – (continued)
23,525 Prosus NV (China)* $ 1,481,404
30,634 Rivian Automotive, Inc., Class
A* 516,489
63,523 Sabre Corp.* 102,272
10,675 Sea Ltd. ADR (Singapore)* 1,483,932
26,337 Sharp Corp. (Japan)* 131,390
32,455 Sony Group Corp. (Japan) 951,500
3,229 Stride, Inc.* 205,138
13,819 Stubhub Holdings, Inc., Class
A*
(b)
162,097
21,103 TAL Education Group ADR
(China)* 232,133
6,178 Tesla, Inc.* 2,657,590
64,395 Toyota Motor Corp. (Japan) 1,292,852
19,307 Udemy, Inc.* 98,080
954 Ulta Beauty, Inc.* 514,044
29,299 Vinfast Auto Ltd. (Vietnam)*
(b)
94,929
2,281 Wayfair, Inc., Class A* 252,735
48,097 XPeng, Inc., Class A (China)* 518,308
42,613 Yamaha Motor Co. Ltd. (Japan)
(b)
308,982
36,455,841
Consumer Staples – 1.3%
531,780 Alibaba Health Information
Technology Ltd. (China)* 380,448
68,238 East Buy Holding Ltd. (China)*
(a)
171,787
3,700 Natural Grocers by Vitamin
Cottage, Inc. 102,675
6,123 Target Corp. 554,866
16,150 Walmart, Inc. 1,784,737
2,994,513
Energy – 1.2%
311,691 China Suntien Green Energy
Corp. Ltd., Class H (China) 173,348
18,008 Enbridge, Inc. (Canada) 877,503
25,557 Equinor ASA ADR (Norway) 585,511
13,227 Oceaneering International, Inc.* 322,739
14,942 TotalEnergies SE (France) 984,966
2,944,067
Financials – 13.3%
11,575 3i Group PLC (United Kingdom) 484,339
320 Adyen NV (Netherlands)*
(a)
497,867
5,918 Affirm Holdings, Inc.* 419,882
2,191 American Express Co. 800,307
1,136 Ameriprise Financial, Inc. 517,721
6,106 Apollo Global Management, Inc. 805,076
4,082 Ares Management Corp., Class A 640,262
21,762 BGC Group, Inc., Class A 189,329
1,115 Blackrock, Inc. 1,167,739
6,981 Blackstone, Inc. 1,022,158
17,282 Block, Inc.* 1,154,438
27,269 Blue Owl Capital Corp. 359,133
3,677 Bread Financial Holdings, Inc. 249,043
13,561 Cantaloupe, Inc.* 144,696
9,331 Carlyle Group, Inc. (The) 508,819
3,002 Coinbase Global, Inc., Class A* 819,006
1,356 Corpay, Inc.* 401,105
3,722 Eurazeo SE (France) 236,064
4,032 Euronet Worldwide, Inc.* 298,731
Shares Description Value
Common Stocks – (continued)
Financials – (continued)
1,018 Evercore, Inc., Class A $ 325,831
7,019 EVERTEC, Inc. (Puerto Rico) 202,849
1,527 FactSet Research Systems, Inc. 423,391
7,572 Fidelity National Information
Services, Inc. 498,010
6,182 Figure Technology Solutions,
Inc., Class A* 224,036
13,411 Flywire Corp.* 187,620
13,007 GCM Grosvenor, Inc., Class A 142,817
12,220 GMO Financial Holdings, Inc.
(Japan) 72,435
1,820 Goldman Sachs Group, Inc.
(The)
(c)
1,503,393
13,799 Green Dot Corp., Class A* 173,453
11,577 Hercules Capital, Inc.
(b)
208,386
4,188 Integral Corp. (Japan)
(b)
95,408
9,262 Interactive Brokers Group, Inc.,
Class A 602,215
6,385 Intercontinental Exchange, Inc. 1,004,361
16,126 Invesco Ltd. 394,281
2,704 Jack Henry & Associates, Inc. 471,794
8,453 KKR & Co., Inc. 1,033,886
5,115 Lazard, Inc. 258,307
47,447 Marqeta, Inc., Class A* 227,271
3,196 Mastercard, Inc., Class A 1,759,494
7,569 Morgan Stanley 1,284,157
1,288 MSCI, Inc. 726,071
3,952 Northern Trust Corp. 519,056
26,954 Pagseguro Digital Ltd., Class A
(Brazil) 282,478
13,702 PayPal Holdings, Inc. 858,978
7,822 PayPoint PLC (United Kingdom) 50,629
23,472 Paysafe Ltd.* 180,500
7,938 Robinhood Markets, Inc., Class
A* 1,019,954
1,980 S&P Global, Inc. 987,683
3,722 Sezzle, Inc.* 229,833
4,078 Shift4 Payments, Inc., Class A*
(b)
300,875
22,305 SoFi Technologies, Inc.* 662,905
3,903 State Street Corp. 464,535
19,532 StoneCo Ltd., Class A (Brazil)* 329,114
10,725 Toast, Inc., Class A* 366,688
4,354 Tradeweb Markets, Inc., Class A 473,976
17,335 Up Fintech Holding Ltd. ADR
(China)* 152,895
4,795 Virtu Financial, Inc., Class A 171,469
5,562 Visa, Inc., Class A 1,860,155
2,059 WEX, Inc.* 305,473
22,349 WisdomTree, Inc. 246,733
96,057 ZhongAn Online P&C Insurance
Co. Ltd., Class H (China)*
(a)
189,632
104,425 Zip Co. Ltd. (Australia)* 232,839
32,421,581
Health Care – 21.5%
10,325 10X Genomics, Inc., Class A* 194,213
11,222 Abbott Laboratories 1,446,516
6,427 AbbVie, Inc. 1,463,428
20,712 AdaptHealth Corp.* 200,078
10,687 Adaptive Biotechnologies Corp.* 210,106

Goldman Sachs Innovate Equity ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares Description Value
Common Stocks – (continued)
Health Care – (continued)
4,197 Agilent Technologies, Inc. $ 644,240
3,255 Amgen, Inc. 1,124,472
7,253 AstraZeneca PLC (United
Kingdom) 1,342,934
20,034 Baxter International, Inc. 375,437
12,485 Bayer AG (Germany) 441,712
7,464 Beam Therapeutics, Inc.* 189,063
6,430 Beta Bionics, Inc.* 201,516
3,764 Biogen, Inc.* 685,387
5,868 BioNTech SE ADR (Germany)* 605,284
6,297 Bio-Techne Corp. 406,220
7,385 Boston Scientific Corp.* 750,168
19,238 Bristol-Myers Squibb Co. 946,510
11,997 CareDx, Inc.* 214,386
7,222 CRISPR Therapeutics AG
(Switzerland)* 386,160
5,286 D&D PharmaTech, Inc. (South
Korea)* 340,742
3,459 Danaher Corp. 784,432
11,449 Dexcom, Inc.* 726,668
5,630 Edwards Lifesciences Corp.* 487,952
2,270 Eli Lilly & Co. 2,441,317
7,412 Exact Sciences Corp.* 750,762
9,539 Exelixis, Inc.* 421,338
4,692 Fulgent Genetics, Inc.* 138,789
5,998 Galapagos NV (Belgium)* 188,225
9,034 GE HealthCare Technologies,
Inc. 722,630
1,536 GeneDx Holdings Corp.* 256,435
8,378 Gilead Sciences, Inc. 1,054,288
3,006 Globus Medical, Inc., Class A* 273,666
33,393 GSK PLC 792,441
5,365 Guardant Health, Inc.* 581,673
75,165 HUTCHMED China Ltd.
(China)*
(b)
217,030
9,772 Ideaya Biosciences, Inc.* 348,079
5,006 Illumina, Inc.* 658,039
96,066 ImmunityBio, Inc.*
(b)
226,716
4,334 Incyte Corp.* 452,730
1,948 Insulet Corp.* 637,366
21,100 Intellia Therapeutics, Inc.* 189,689
2,063 Intuitive Surgical, Inc.* 1,183,089
65,407 Iovance Biotherapeutics, Inc.* 161,555
1,713 iRhythm Technologies, Inc.* 322,061
9,599 Johnson & Johnson 1,986,225
8,395 Kestra Medical Technologies
Ltd.*
(b)
226,497
21,405 Koninklijke Philips NV
(Netherlands) 602,657
13,910 Kura Oncology, Inc.* 168,867
18,811 M3, Inc. (Japan) 310,644
45,771 MannKind Corp.* 244,875
1,908 Masimo Corp.* 271,756
12,574 Medtronic PLC 1,324,419
13,880 MeiraGTx Holdings PLC* 115,204
13,565 Merck & Co., Inc. 1,422,019
129,265 Mesoblast Ltd. (Australia)* 229,732
219,659 Microport Scientific Corp.
(China)* 316,273
19,413 Moderna, Inc.* 504,350
Shares Description Value
Common Stocks – (continued)
Health Care – (continued)
30,284 Myriad Genetics, Inc.* $ 231,067
2,509 Natera, Inc.* 599,174
11,100 Novartis AG 1,444,334
25,419 Novo Nordisk A/S ADR
(Denmark) 1,254,428
23,935 Ono Pharmaceutical Co. Ltd.
(Japan) 337,513
107,834 OPKO Health, Inc.* 146,654
83,988 Pacific Biosciences of California,
Inc.* 194,852
48,550 Pfizer, Inc. 1,249,677
80,757 Pharmaron Beijing Co. Ltd.,
Class H (China)
(a)(b)
228,405
10,692 PHC Holdings Corp. (Japan) 70,367
32,610 Prime Medicine, Inc.*
(b)
124,570
6,843 PROCEPT BioRobotics Corp.* 216,786
7,699 QIAGEN NV 367,627
1,317 Regeneron Pharmaceuticals, Inc. 1,027,510
13,038 REGENXBIO, Inc.* 174,579
2,853 ResMed, Inc. 729,883
5,608 REVOLUTION Medicines, Inc.* 436,078
3,487 Revvity, Inc. 364,078
4,052 Roche Holding AG 1,551,261
9,079 Sanofi SA 903,622
13,326 Sarepta Therapeutics, Inc.* 284,377
69,639 Shanghai MicroPort MedBot
Group Co. Ltd., Class H
(China)* 201,253
10,051 Siemens Healthineers AG
(Germany)
(a)
499,716
23,547 Smith & Nephew PLC (United
Kingdom) 391,401
9,742 SS Innovations International,
Inc.* 65,564
2,740 Stryker Corp. 1,017,033
19,479 Takara Bio, Inc. (Japan) 108,723
14,172 Tandem Diabetes Care, Inc.* 297,754
39,241 Taysha Gene Therapies, Inc.* 186,002
22,334 Teladoc Health, Inc.* 169,515
5,010 Twist Bioscience Corp.* 160,370
921 UFP Technologies, Inc.* 208,782
9,425 Ultragenyx Pharmaceutical, Inc.* 327,519
6,624 uniQure NV (Netherlands)* 182,226
7,493 Veracyte, Inc.* 354,719
2,657 Vertex Pharmaceuticals, Inc.* 1,152,102
91,833 Well Health Technologies Corp.
(Canada)* 253,619
567 Ypsomed Holding AG
(Switzerland) 233,381
3,467 Zimmer Biomet Holdings, Inc. 338,102
51,993,683
Industrials – 6.4%
15,635 ABB Ltd. (Switzerland) 1,123,921
1,850 AeroVironment, Inc.* 517,001
6,823 American Superconductor
Corp.* 212,127
508 CACI International, Inc., Class
A* 313,487
5,091 CS Wind Corp. (South Korea) 143,489

Goldman Sachs Innovate Equity ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares Description Value
Common Stocks – (continued)
Industrials – (continued)
2,988 Daihen Corp. (Japan) $ 166,968
845 Doosan Co. Ltd. (South Korea) 503,328
14,182 Doosan Enerbility Co. Ltd.
(South Korea)* 736,752
5,160 Doosan Robotics, Inc. (South
Korea)* 271,921
11,314 EHang Holdings Ltd. ADR
(China)*
(b)
161,338
3,102 Exail Technologies SA
(France)*
(b)
272,882
6,374 ExlService Holdings, Inc.* 253,239
14,872 FANUC Corp. (Japan) 478,992
253,319 Goldwind Science & Technology
Co. Ltd., Class H (China) 397,600
4,201 Kawasaki Heavy Industries Ltd.
(Japan) 266,032
3,848 Korea Aerospace Industries Ltd.
(South Korea) 284,940
6,433 Kratos Defense & Security
Solutions, Inc.* 489,551
1,644 L3Harris Technologies, Inc. 458,166
818 LIG Nex1 Co. Ltd. (South Korea) 213,031
5,418 Liquidity Services, Inc.* 162,757
2,334 Lockheed Martin Corp. 1,068,645
15,323 Lyft, Inc., Class A* 322,243
13,013 MDA Space Ltd.* 225,899
11,968 Nordex SE (Germany)* 358,626
2,885 Parsons Corp.* 244,302
4,687 Proto Labs, Inc.* 238,193
1,254 Rainbow Robotics (South
Korea)* 370,918
129,000 REPT BATTERO Energy Co.
Ltd., Class H (China)* 228,984
6,426 Siemens Energy AG (Germany)* 859,873
10,880 SK oceanplant Co. Ltd. (South
Korea)* 137,235
6,847 SS&C Technologies Holdings,
Inc. 588,431
21,911 Stratasys Ltd.* 192,598
16,050 Sunrun, Inc.* 325,013
3,720 Symbotic, Inc.*
(b)
311,624
4,227 Textron, Inc. 351,517
9,226 Uber Technologies, Inc.* 807,644
16,293 UBTech Robotics Corp. Ltd.,
Class H (China)* 236,476
1,963 Verisk Analytics, Inc. 441,812
4,327 Xometry, Inc., Class A* 253,000
10,808 Yaskawa Electric Corp. (Japan) 279,741
2,595 Yuil Robotics Co. Ltd. (South
Korea)* 144,338
15,414,634
Information Technology – 27.5%
7,296 ACI Worldwide, Inc.* 341,891
2,296 Adobe, Inc.* 735,018
5,193 Advanced Micro Devices, Inc.* 1,129,633
16,578 Aeva Technologies, Inc.* 184,845
2,973 Akamai Technologies, Inc.* 266,143
2,901 Alarm.com Holdings, Inc.* 150,736
10,760 Alkami Technology, Inc.* 229,403
Shares Description Value
Common Stocks – (continued)
Information Technology – (continued)
6,904 Ambarella, Inc.* $ 512,139
25,941 American Bitcoin Corp., Class
A* 109,990
12,428 Appier Group, Inc. (Japan)* 85,455
17,856 Apple, Inc. 4,979,146
5,377 Arista Networks, Inc.* 702,666
3,086 ASGN, Inc.* 138,901
85,278 Aurora Innovation, Inc.* 357,315
2,696 Autodesk, Inc.* 817,805
29,110 BigBear.ai Holdings, Inc.*
(b)
184,557
39,614 Bit Digital, Inc.* 94,281
10,640 Bitdeer Technologies Group,
Class A* 142,682
65,494 Bitfarms Ltd. (Canada)*
(b)
229,738
9,308 BitMine Immersion
Technologies, Inc.* 308,281
66,765 Black Sesame International
Holding Ltd. (China)*
(b)
167,221
52,100 BlackBerry Ltd. (Canada)* 212,568
5,600 Broadcom, Inc. 2,256,576
64,820 BYD Electronic International
Co. Ltd. (China) 276,078
11,695 C3.ai, Inc., Class A* 168,993
101,984 Canaan, Inc. ADR (China)* 103,004
8,810 Canadian Solar, Inc. (Canada)* 239,192
5,648 CEVA, Inc.* 121,940
17,953 Chaince Digital Holdings, Inc.
(China)* 173,067
1,802 Check Point Software
Technologies Ltd. (Israel)* 336,560
1,464 Ciena Corp.* 298,963
13,440 Cipher Mining, Inc.* 273,504
16,012 Cisco Systems, Inc. 1,231,963
18,420 Cleanspark, Inc.*
(b)
278,142
2,229 Cloudflare, Inc., Class A* 446,268
8,819 Cognex Corp. 336,004
9,741 CommScope Holding Co., Inc.* 192,287
7,763 CompoSecure, Inc., Class A* 154,251
14,310 Core Scientific, Inc.* 241,696
4,519 Corning, Inc. 380,500
1,619 Crowdstrike Holdings, Inc.,
Class A* 824,330
845 CyberArk Software Ltd.* 387,509
15,297 Dassault Systemes (France) 428,023
4,925 Digi International, Inc.* 206,013
4,132 Docusign, Inc.* 286,554
1,251 EPAM Systems, Inc.* 233,937
11,500 Extreme Networks, Inc.* 201,250
1,700 FFRI Security, Inc. (Japan) 96,956
2,143 First Solar, Inc.* 584,868
7,446 Five9, Inc.* 145,867
7,876 Fortinet, Inc.* 638,980
9,535 Gen Digital, Inc. 251,438
2,648 Globant SA* 168,492
7,326 GMO internet group, Inc. (Japan) 188,302
21,322 Hewlett Packard Enterprise Co. 466,312
43,207 Hive Digital Technologies Ltd.
(Canada)* 145,981
312,281 Horizon Robotics (China)*
(b)
316,067
23,065 HP, Inc. 563,247

Goldman Sachs Innovate Equity ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares Description Value
Common Stocks – (continued)
Information Technology – (continued)
744 HubSpot, Inc.* $ 273,286
4,748 Hut 8 Corp. (Canada)*
(b)
215,151
60,090 Intel Corp.* 2,437,250
897 InterDigital, Inc. 320,902
3,641 International Business Machines
Corp. 1,123,540
5,879 IREN, Ltd. (Australia)* 281,075
1,815 Itron, Inc.* 179,758
2,730 Keysight Technologies, Inc.* 540,403
64,757 Kraken Robotics, Inc. (Canada)* 275,463
22,908 MARA Holdings, Inc.* 270,543
7,028 Marvell Technology, Inc. 628,303
9,076 MaxLinear, Inc.* 141,313
2,792 Micron Technology, Inc. 660,252
9,649 Microsoft Corp. 4,747,404
1,304 Motorola Solutions, Inc. 482,063
1,532 Nagarro SE (Germany) 130,769
5,521 nCino, Inc.* 136,369
15,258 NCR Voyix Corp.* 154,258
5,274 Nebius Group NV
(Netherlands)*
(b)
500,344
2,759 Nemetschek SE (Germany) 308,189
4,937 NETGEAR, Inc.* 130,584
5,385 NetScout Systems, Inc.* 144,749
110,508 Newborn Town, Inc. (China)* 134,274
2,236 Nice Ltd. ADR (Israel)* 237,173
77,230 Nokia OYJ ADR (Finland) 469,558
6,240 Northern Data AG (Germany)*
(b)
106,817
3,060 Novanta, Inc.* 347,800
25,479 NVIDIA Corp. 4,509,783
2,501 NXP Semiconductors NV
(Netherlands) 487,545
4,284 Okta, Inc.* 344,134
52,864 Ondas Holdings, Inc.* 417,626
9,555 Open Text Corp. (Canada) 322,487
4,062 Oracle Corp. 820,321
807 OSI Systems, Inc.* 218,576
4,889 Pagaya Technologies Ltd., Class
A* 121,981
5,576 Palantir Technologies, Inc., Class
A* 939,277
3,639 Palo Alto Networks, Inc.* 691,883
169,889 PAX Global Technology Ltd.
(Hong Kong) 114,342
1,746 PTC, Inc.* 306,301
4,722 Q2 Holdings, Inc.* 340,598
3,678 Qorvo, Inc.* 315,903
5,710 QUALCOMM, Inc. 959,794
1,238 Qualys, Inc.* 174,372
11,876 Quantum Computing, Inc.*
(b)
138,949
6,842 Rapid7, Inc.* 107,283
22,069 Red Cat Holdings, Inc.*
(b)
163,752
4,443 Renishaw PLC (United
Kingdom) 204,278
32,772 Ribbon Communications, Inc.* 93,728
5,441 RingCentral, Inc., Class A* 153,654
22,766 Riot Platforms, Inc.* 367,216
44,176 RoboSense Technology Co. Ltd.
(China)* 185,882
Shares Description Value
Common Stocks – (continued)
Information Technology – (continued)
2,950 Robostar Co. Ltd. (South
Korea)* $ 142,420
3,782 Salesforce, Inc. 871,902
3,374 SAP SE (Germany) 816,619
27,539 SEALSQ Corp. (Switzerland)*
(b)
123,099
18,918 Seiko Epson Corp. (Japan) 235,793
4,219 Semtech Corp.* 312,881
14,830 SentinelOne, Inc., Class A* 240,394
864 ServiceNow, Inc.* 701,922
6,756 Shopify, Inc., Class A (Canada)* 1,081,794
1,864 Silicon Laboratories, Inc.* 237,809
5,214 Skyworks Solutions, Inc. 343,863
2,752 Snowflake, Inc.* 691,412
5,051 SolarEdge Technologies, Inc.* 184,513
1,293 Sopra Steria Group (France) 197,628
12,389 SoundHound AI, Inc., Class A* 149,287
10,606 Sprout Social, Inc., Class A* 105,742
3,398 Strategy, Inc.* 602,058
6,868 Super Micro Computer, Inc.* 232,482
2,012 Synaptics, Inc.* 137,842
5,670 Taiwan Semiconductor
Manufacturing Co. Ltd. ADR
(Taiwan) 1,652,862
7,451 Tenable Holdings, Inc.* 197,601
5,301 Teradyne, Inc. 964,199
20,821 Terawulf, Inc.* 322,934
5,300 Trend Micro, Inc. (Japan) 264,779
47,140 Tuya, Inc. ADR (China) 106,065
16,935 UiPath, Inc., Class A* 234,719
5,228 Varonis Systems, Inc.* 172,890
20,318 Veritone, Inc.*
(b)
88,586
1,715 Zebra Technologies Corp., Class
A* 433,466
9,753 Zeta Global Holdings Corp.,
Class A* 177,992
5,988 Zoom Communications, Inc.,
Class A* 508,740
1,627 Zscaler, Inc.* 409,191
66,544,267
Real Estate – 0.6%
2,843 American Tower Corp. REIT 515,351
2,934 Digital Realty Trust, Inc. REIT 469,792
631 Equinix, Inc. REIT 475,338
1,460,481
Utilities – 1.8%
407,334 Beijing Jingneng Clean Energy
Co. Ltd., Class H (China) 124,519
8,555 Boralex, Inc., Class A (Canada)
(b)
153,174
6,378 Brookfield Renewable Corp.
(Canada)
(b)
264,623
13,821 Brookfield Renewable Partners
LP (Canada) 395,778
15,989 Central Puerto SA (Argentina)* 254,225
10,682 Central Puerto SA ADR
(Argentina)*
(b)(d)
—
12,002 Dominion Energy, Inc. 753,366
25,507 Engie SA (France) 648,287
9,732 NextEra Energy, Inc. 839,774

Goldman Sachs Innovate Equity ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
**End swaps header**
Shares Description Value
Common Stocks – (continued)
Utilities – (continued)
34,078 ReNew Energy Global PLC,
Class A (India)* $ 259,334
11,508 RWE AG (Germany) 584,175
4,277,255
TOTAL COMMON STOCKS
(Cost $186,214,725)
241,500,794
a
Exchange-Traded Fund – 0.1%
143,022 Greencoat UK Wind PLC/Funds
(Cost $227,482)
188,841
Shares Dividend Rate Value
aa
Investment Company – 0.1%
(c)
Goldman Sachs Financial Square Treasury
Obligations Fund – Institutional Shares
168,184 3.902% 168,184
(Cost $168,184)
TOTAL INVESTMENTS BEFORE SECURITIES LENDING
REINVESTMENT VEHICLE
(Cost $186,610,391)
241,857,819
a
Securities Lending Reinvestment Vehicle – 2.5%
(c)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
6,035,113 3.928% 6,035,113
(Cost $6,035,113)
TOTAL INVESTMENTS – 102.4%
(Cost $192,645,504)
$ 247,892,932
LIABILITIES IN EXCESS OF OTHER ASSETS
– (2.4)%
(5,746,387)
NET ASSETS – 100.0%
$ 242,146,545
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) Exempt from registration under Rule 144A of the Securities
Act of 1933.
(b) All or a portion of security is on loan.
(c) Represents an affiliated issuer.
(d) Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
Investment Abbreviations:
ADR — American Depositary Receipt
LP — Limited Partnership
PLC — Public Limited Company
REIT — Real Estate Investment Trust

GOLDMAN SACHS JUST U.S. LARGE CAP EQUITY ETF
Schedule of Investments
November 30, 2025 (Unaudited)
Shares Description Value
Common Stocks – 99.7%
Communication Services – 11 .1%
50,659 Alphabet, Inc., Class A $ 16,219,999
41,249 Alphabet, Inc., Class C 13,204,630
76,903 AT&T, Inc. 2,001,016
1,007 Charter Communications, Inc.,
Class A* 201,521
1,456 DoubleVerify Holdings, Inc.* 15,346
2,981 Electronic Arts, Inc. 602,251
2,630 Fox Corp., Class A 172,265
1,688 Fox Corp., Class B 98,343
2,248 Match Group, Inc. 74,881
19,029 Meta Platforms, Inc., Class A 12,329,841
50,130 Netflix, Inc.* 5,392,985
4,660 News Corp., Class A 119,669
1,476 News Corp., Class B
(a)
43,438
4,978 T-Mobile US, Inc. 1,040,452
45,916 Verizon Communications, Inc. 1,887,607
21,313 Walt Disney Co. (The) 2,226,569
55,630,813
Consumer Discretionary – 9 .5%
5,024 Airbnb, Inc., Class A* 587,758
113,698 Amazon.com, Inc.* 26,516,648
2,786 Aptiv PLC* 216,054
3,211 Aramark 119,353
2,606 Bath & Body Works, Inc. 45,370
2,282 Best Buy Co., Inc. 180,917
384 Booking Holdings, Inc. 1,887,241
2,585 BorgWarner, Inc. 111,310
755 Boyd Gaming Corp. 62,891
683 Bright Horizons Family
Solutions, Inc.* 70,185
767 Brunswick Corp. 50,706
756 Burlington Stores, Inc.* 190,686
2,508 Caesars Entertainment, Inc.* 58,361
1,839 CarMax, Inc.* 71,096
12,194 Carnival Corp.* 314,361
16,031 Chipotle Mexican Grill, Inc.* 553,390
1,804 Deckers Outdoor Corp.* 158,806
5,439 eBay, Inc. 450,295
1,323 Etsy, Inc.* 71,733
1,475 Expedia Group, Inc. 377,143
46,661 Ford Motor Co. 619,658
2,429 Gap, Inc. (The) 65,753
11,611 General Motors Co. 853,641
1,695 H&R Block, Inc. 71,393
1,639 Harley-Davidson, Inc. 40,139
1,706 Hasbro, Inc. 140,916
2,755 Hilton Worldwide Holdings, Inc. 785,258
11,759 Home Depot, Inc. (The) 4,197,022
3,783 Las Vegas Sands Corp. 257,849
719 Lear Corp. 77,192
6,631 Lowe’s Cos., Inc. 1,607,885
1,243 Lululemon Athletica, Inc.* 228,936
3,364 Macy’s, Inc. 75,219
2,657 Marriott International, Inc.,
Class A 809,827
4,018 Mattel, Inc.* 84,860
217 Murphy USA, Inc. 83,560
4,926 Newell Brands, Inc. 17,980
13,873 NIKE, Inc., Class B 896,612
Shares Description Value
Common Stocks – (continued)
Consumer Discretionary – (continued)
5,334 Norwegian Cruise Line Holdings
Ltd.* 98,466
242 Penske Automotive Group, Inc. 39,136
2,425 PulteGroup, Inc. 308,436
2,993 Royal Caribbean Cruises Ltd. 796,886
1,670 Service Corp. International 132,648
13,298 Starbucks Corp. 1,158,389
2,441 Tapestry, Inc. 266,752
338 TopBuild Corp.* 152,945
6,411 Tractor Supply Co. 351,195
884 Travel + Leisure Co. 60,625
561 Ulta Beauty, Inc.* 302,284
444 Vail Resorts, Inc. 62,253
1,532 Valvoline, Inc.* 47,967
4,401 VF Corp. 77,017
1,151 Wayfair, Inc., Class A* 127,531
669 Whirlpool Corp. 51,747
898 Wyndham Hotels & Resorts, Inc. 65,734
985 Wynn Resorts Ltd. 126,750
1,094 YETI Holdings, Inc.* 45,379
3,348 Yum! Brands, Inc. 512,947
47,793,091
Consumer Staples – 5 .1%
23,607 Altria Group, Inc. 1,393,049
1,955 Bunge Global SA 187,817
2,706 Campbell's Company (The) 82,479
1,747 Clorox Co. (The) 188,571
54,469 Coca-Cola Co. (The) 3,982,773
11,312 Colgate-Palmolive Co. 909,372
5,242 Costco Wholesale Corp. 4,789,039
638 elf Beauty, Inc.* 48,597
2,738 Estee Lauder Cos., Inc. (The),
Class A 257,564
7,674 General Mills, Inc. 363,364
2,053 Hershey Co. (The) 386,128
4,089 Hormel Foods Corp. 94,906
921 Ingredion, Inc. 99,044
3,696 Kellanova 309,133
17,726 Keurig Dr Pepper, Inc. 494,555
4,612 Kimberly-Clark Corp. 503,262
12,526 Kraft Heinz Co. (The) 319,538
8,493 Kroger Co. (The) 571,409
2,005 Lamb Weston Holdings, Inc. 118,415
3,550 McCormick & Co., Inc. 239,554
18,147 Mondelez International, Inc.,
Class A 1,044,723
19,104 PepsiCo, Inc. 2,841,529
669 Post Holdings, Inc.* 69,596
5,497 Target Corp. 498,138
3,964 Tyson Foods, Inc., Class A 230,110
51,567 Walmart, Inc. 5,698,669
25,721,334
Energy – 3 .0%
3,983 APA Corp. 99,456
10,049 Baker Hughes Co. 504,460
2,251 Cheniere Energy, Inc. 469,243
19,157 Chevron Corp. 2,895,197
12,667 ConocoPhillips 1,123,436
6,271 Devon Energy Corp. 232,403

GOLDMAN SACHS JUST U.S. LARGE CAP EQUITY ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares Description Value
Common Stocks – (continued)
Energy – (continued)
5,934 EQT Corp. 361,143
43,363 Exxon Mobil Corp. 5,026,639
8,880 Halliburton Co. 232,834
1,738 HF Sinclair Corp. 91,958
19,524 Kinder Morgan, Inc. 533,396
3,195 Marathon Petroleum Corp. 618,967
6,856 Occidental Petroleum Corp. 287,952
6,165 ONEOK, Inc. 448,935
4,157 Phillips 66 569,343
2,357 Range Resources Corp. 93,078
3,177 Valero Energy Corp. 561,567
12,257 Williams Cos., Inc. (The) 746,819
14,896,826
Financials – 13 .9%
3,025 Affirm Holdings, Inc.* 214,624
5,794 Aflac, Inc. 639,136
3,144 Allstate Corp. (The) 669,609
3,286 Ally Financial, Inc. 135,712
6,383 American Express Co. 2,331,518
6,944 American International Group,
Inc. 528,855
1,138 Ameriprise Financial, Inc. 518,632
2,498 Aon PLC, Class A 884,092
4,903 Apollo Global Management, Inc. 646,461
623 Assurant, Inc. 142,144
915 Axis Capital Holdings Ltd. 93,550
80,537 Bank of America Corp. 4,320,810
8,495 Bank of New York Mellon Corp.
(The) 952,290
1,814 Blackrock, Inc. 1,899,802
850 Brighthouse Financial, Inc.* 55,717
7,286 Capital One Financial Corp. 1,596,144
1,262 Cboe Global Markets, Inc. 325,811
22,036 Citigroup, Inc. 2,282,930
2,789 Columbia Banking System, Inc. 77,311
1,589 Comerica, Inc. 127,724
3,782 Equitable Holdings, Inc. 176,582
512 Everest Group Ltd. 160,916
8,088 Fifth Third Bancorp 351,504
6,380 First Horizon Corp. 142,529
6,394 Fiserv, Inc.* 393,039
3,590 Goldman Sachs Group, Inc.
(The)
(b)
2,965,484
474 Hanover Insurance Group, Inc.
(The) 87,951
3,467 Hartford Insurance Group, Inc.
(The) 475,083
17,283 Huntington Bancshares, Inc. 281,713
6,718 Intercontinental Exchange, Inc. 1,056,741
4,897 Invesco Ltd. 119,732
33,163 JPMorgan Chase & Co. 10,382,672
11,076 KeyCorp 203,577
7,963 KKR & Co., Inc. 973,955
1,467 Lazard, Inc. 74,083
2,273 Lincoln National Corp. 93,511
889 LPL Financial Holdings, Inc. 316,520
1,869 M&T Bank Corp. 355,521
5,829 Marsh & McLennan Cos., Inc. 1,069,330
9,466 Mastercard, Inc., Class A 5,211,317
Shares Description Value
Common Stocks – (continued)
Financials – (continued)
6,842 MetLife, Inc. 523,824
3,081 MGIC Investment Corp. 87,346
1,868 Moody's Corp. 916,777
13,752 Morgan Stanley 2,333,164
321 Morningstar, Inc. 68,970
908 MSCI, Inc. 511,858
4,934 Nasdaq, Inc. 448,599
1,348 OneMain Holdings, Inc. 83,616
11,288 PayPal Holdings, Inc. 707,645
4,692 PNC Financial Services Group,
Inc. (The) 894,858
2,716 Principal Financial Group, Inc. 230,371
6,912 Progressive Corp. (The) 1,581,396
4,306 Prudential Financial, Inc. 466,124
10,999 Regions Financial Corp. 279,925
788 Reinsurance Group of America,
Inc. 149,618
614 RenaissanceRe Holdings Ltd.
(Bermuda) 160,358
3,700 S&P Global, Inc. 1,845,671
2,523 SLM Corp. 73,924
12,656 SoFi Technologies, Inc.* 376,136
3,506 State Street Corp. 417,284
4,410 Synchrony Financial 341,158
1,663 Synovus Financial Corp. 80,157
2,628 T. Rowe Price Group, Inc. 269,055
3,958 Toast, Inc., Class A* 135,324
1,391 Tradeweb Markets, Inc., Class A 151,424
2,672 Travelers Cos., Inc. (The) 782,522
15,585 Truist Financial Corp. 724,702
2,171 Unum Group 164,931
18,432 US Bancorp 904,090
19,817 Visa, Inc., Class A 6,627,597
1,180 Voya Financial, Inc. 82,954
38,508 Wells Fargo & Co. 3,305,912
4,414 Western Union Co. (The) 38,799
1,207 Willis Towers Watson PLC 387,447
69,488,168
Health Care – 10 .1%
15,614 Abbott Laboratories 2,012,645
16,150 AbbVie, Inc. 3,677,355
2,628 Agilent Technologies, Inc. 403,398
1,135 Alnylam Pharmaceuticals, Inc.* 512,146
4,841 Amgen, Inc. 1,672,372
6,199 Avantor, Inc.* 72,714
4,651 Baxter International, Inc. 87,160
2,645 Becton Dickinson & Co. 513,183
1,329 Biogen, Inc.* 241,998
174 Bio-Rad Laboratories, Inc., Class
A* 56,526
13,258 Boston Scientific Corp.* 1,346,748
18,309 Bristol-Myers Squibb Co. 900,803
2,228 Cardinal Health, Inc. 472,915
2,566 Cencora, Inc. 946,674
4,611 Centene Corp.* 181,397
465 Charles River Laboratories
International, Inc.* 82,835
2,428 Cigna Group (The) 673,236
17,559 CVS Health Corp. 1,411,041

GOLDMAN SACHS JUST U.S. LARGE CAP EQUITY ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares Description Value
Common Stocks – (continued)
Health Care – (continued)
5,827 Danaher Corp. 1,321,447
430 DaVita, Inc.* 51,462
2,127 DENTSPLY SIRONA, Inc. 24,120
5,281 Edwards Lifesciences Corp.* 457,704
2,053 Elevance Health, Inc. 694,448
7,276 Eli Lilly & Co. 7,825,120
4,156 GE HealthCare Technologies,
Inc. 332,438
11,266 Gilead Sciences, Inc. 1,417,713
1,155 Henry Schein, Inc.* 86,128
2,089 Hologic, Inc.* 156,612
1,100 Humana, Inc. 270,347
1,456 Illumina, Inc.* 191,391
3,253 Intuitive Surgical, Inc.* 1,865,530
1,648 IQVIA Holdings, Inc.* 379,056
21,938 Johnson & Johnson 4,539,411
770 Labcorp Holdings, Inc. 206,961
1,767 McKesson Corp. 1,556,939
11,587 Medtronic PLC 1,220,459
22,889 Merck & Co., Inc. 2,399,454
2,952 Moderna, Inc.* 76,693
2,611 Organon & Co. 20,131
51,175 Pfizer, Inc. 1,317,244
1,015 Quest Diagnostics, Inc. 192,018
942 Regeneron Pharmaceuticals, Inc. 734,939
1,326 ResMed, Inc. 339,231
3,126 Stryker Corp. 1,160,309
424 Teleflex, Inc. 48,514
3,444 Thermo Fisher Scientific, Inc. 2,034,819
8,302 UnitedHealth Group, Inc. 2,737,751
2,334 Vertex Pharmaceuticals, Inc.* 1,012,046
10,845 Viatris, Inc. 115,933
541 Waters Corp.* 218,250
1,812 Zimmer Biomet Holdings, Inc. 176,706
4,075 Zoetis, Inc. 522,333
50,968,803
Industrials – 8 .6%
6,265 3M Co. 1,077,893
388 Acuity, Inc. 142,171
1,597 AECOM 164,699
1,577 Alaska Air Group, Inc.* 67,590
8,133 American Airlines Group, Inc.* 114,269
2,658 AMETEK, Inc. 525,992
515 Armstrong World Industries, Inc. 97,716
8,401 Boeing Co. (The)* 1,587,789
1,541 Booz Allen Hamilton Holding
Corp. 128,612
1,403 Broadridge Financial Solutions,
Inc. 320,010
1,375 C.H. Robinson Worldwide, Inc. 218,446
526 Carlisle Cos., Inc. 167,305
9,335 Carrier Global Corp. 512,305
5,366 Caterpillar, Inc. 3,089,528
10,181 CNH Industrial NV 96,007
21,759 CSX Corp. 769,398
1,573 Cummins, Inc. 783,323
1,314 Dayforce, Inc.* 90,797
2,830 Deere & Co. 1,314,507
7,657 Delta Air Lines, Inc. 490,814
Shares Description Value
Common Stocks – (continued)
Industrials – (continued)
4,546 Eaton Corp. PLC 1,572,416
6,581 Emerson Electric Co. 877,774
2,553 FedEx Corp. 703,811
1,529 Flowserve Corp. 109,094
1,486 Fortune Brands Innovations, Inc. 76,722
415 FTI Consulting, Inc.* 67,707
12,190 General Electric Co. 3,638,105
2,026 Genpact Ltd. 89,266
7,508 Honeywell International, Inc. 1,442,963
4,728 Howmet Aerospace, Inc. 967,302
624 Hubbell, Inc. 269,212
4,648 Ingersoll Rand, Inc. 373,420
968 ITT, Inc. 178,267
949 J.B. Hunt Transport Services, Inc. 165,088
1,419 Jacobs Solutions, Inc. 191,295
7,597 Johnson Controls International
PLC 883,607
1,165 KBR, Inc. 48,021
2,181 L3Harris Technologies, Inc. 607,823
1,165 Leidos Holdings, Inc. 222,632
375 Lennox International, Inc. 187,076
643 Lincoln Electric Holdings, Inc. 153,953
2,429 Lockheed Martin Corp. 1,112,142
2,588 Masco Corp. 167,884
666 Nordson Corp. 158,282
1,572 Northrop Grumman Corp. 899,577
1,943 nVent Electric PLC 208,426
774 Oshkosh Corp. 99,211
4,597 Otis Worldwide Corp. 408,443
1,007 Owens Corning 114,033
1,474 Parker-Hannifin Corp. 1,270,146
1,673 Quanta Services, Inc. 777,744
2,173 RB Global, Inc. (Canada)
(a)
213,389
776 Regal Rexnord Corp. 113,288
1,302 Rockwell Automation, Inc. 515,410
15,566 RTX Corp. 2,722,649
431 Science Applications
International Corp. 37,157
1,734 Sensata Technologies Holding
PLC 55,609
492 Simpson Manufacturing Co., Inc. 82,351
539 SiteOne Landscape Supply, Inc.* 72,377
6,036 Southwest Airlines Co. 210,113
1,366 Spirit AeroSystems Holdings,
Inc., Class A* 50,173
1,806 Stanley Black & Decker, Inc. 129,165
3,108 Tetra Tech, Inc. 107,972
2,608 Trane Technologies PLC 1,099,220
1,246 Trex Co., Inc.* 43,585
23,855 Uber Technologies, Inc.* 2,088,267
6,933 Union Pacific Corp. 1,607,277
3,891 United Airlines Holdings, Inc.* 396,726
8,398 United Parcel Service, Inc.,
Class B 804,444
766 United Rentals, Inc. 624,428
1,644 Verisk Analytics, Inc. 370,015
505 W.W. Grainger, Inc. 479,058
4,351 Waste Management, Inc. 947,952
488 WESCO International, Inc. 130,496

GOLDMAN SACHS JUST U.S. LARGE CAP EQUITY ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares Description Value
Common Stocks – (continued)
Industrials – (continued)
1,992 Westinghouse Air Brake
Technologies Corp. 415,432
2,847 Xylem, Inc. 400,487
43,517,653
Information Technology – 32 .4%
7,229 Accenture PLC, Class A 1,807,250
3,694 Adobe, Inc.* 1,182,560
13,892 Advanced Micro Devices, Inc.* 3,021,927
1,299 Akamai Technologies, Inc.* 116,286
4,275 Analog Devices, Inc. 1,134,328
127,054 Apple, Inc. 35,429,008
7,022 Applied Materials, Inc. 1,771,300
1,393 Atlassian Corp., Class A* 208,281
1,882 Autodesk, Inc.* 570,886
40,249 Broadcom, Inc. 16,218,737
2,379 Cadence Design Systems, Inc.* 741,867
1,591 Ciena Corp.* 324,898
457 Cirrus Logic, Inc.* 54,995
43,798 Cisco Systems, Inc. 3,369,818
2,622 Cloudflare, Inc., Class A* 524,951
4,349 Cognizant Technology Solutions
Corp., Class A 337,961
6,696 Corning, Inc. 563,803
508 Dolby Laboratories, Inc., Class A 34,265
2,068 Dropbox, Inc., Class A* 61,792
1,560 DXC Technology Co.* 20,592
821 Elastic NV* 57,905
1,073 First Solar, Inc.* 292,843
658 Gartner, Inc.* 153,143
4,750 Gen Digital, Inc. 125,257
1,191 Gitlab, Inc., Class A* 48,902
1,222 GoDaddy, Inc., Class A* 156,245
712 Guidewire Software, Inc.* 153,778
11,408 Hewlett Packard Enterprise Co. 249,493
8,415 HP, Inc. 205,494
427 HubSpot, Inc.* 156,846
38,085 Intel Corp.* 1,544,728
8,077 International Business Machines
Corp. 2,492,401
2,357 Intuit, Inc. 1,494,527
2,034 Keysight Technologies, Inc.* 402,630
1,147 KLA Corp. 1,348,264
11,092 Lam Research Corp. 1,730,352
752 Lumentum Holdings, Inc.* 244,520
7,488 Marvell Technology, Inc. 669,427
9,737 Micron Technology, Inc. 2,302,606
64,635 Microsoft Corp. 31,801,066
1,795 Motorola Solutions, Inc. 663,576
1,803 NetApp, Inc. 201,143
203,968 NVIDIA Corp. 36,102,336
3,713 ON Semiconductor Corp.* 186,541
14,377 Oracle Corp. 2,903,435
5,608 Palo Alto Networks, Inc.* 1,066,249
894 Pegasystems, Inc. 48,964
931 Procore Technologies, Inc.* 68,950
2,464 Qnity Electronics, Inc. 199,806
9,415 QUALCOMM, Inc. 1,582,567
8,106 Salesforce, Inc. 1,868,757
1,801 ServiceNow, Inc.* 1,463,150
Shares Description Value
Common Stocks – (continued)
Information Technology – (continued)
1,585 Synopsys, Inc.* 662,546
1,028 Teradata Corp.* 29,442
1,368 Teradyne, Inc. 248,826
7,854 Texas Instruments, Inc. 1,321,593
1,334 Twilio, Inc., Class A* 173,006
372 Tyler Technologies, Inc.* 174,699
1,817 Vontier Corp. 65,921
1,850 Workday, Inc., Class A* 398,897
621 Zebra Technologies Corp., Class
A* 156,958
2,303 Zoom Communications, Inc.,
Class A* 195,663
814 Zscaler, Inc.* 204,721
163,113,678
Materials – 1 .7%
1,424 Albemarle Corp. 185,106
3,007 Alcoa Corp. 125,512
782 AptarGroup, Inc. 97,554
3,445 Ball Corp. 170,631
1,326 Celanese Corp. 55,228
2,050 CF Industries Holdings, Inc. 161,335
9,573 Corteva, Inc. 645,890
8,286 Dow, Inc. 197,621
4,929 DuPont de Nemours, Inc. 196,026
2,948 Ecolab, Inc. 811,172
1,505 FMC Corp. 21,506
16,903 Freeport-McMoRan, Inc. 726,491
3,503 Graphic Packaging Holding Co. 56,679
3,093 International Flavors &
Fragrances, Inc. 214,902
6,194 International Paper Co. 244,539
5,513 Linde PLC 2,262,094
757 Louisiana-Pacific Corp. 62,082
3,144 LyondellBasell Industries NV,
Class A 154,025
3,844 Mosaic Co. (The) 94,140
13,062 Newmont Corp. 1,185,115
2,797 Nucor Corp. 446,094
2,662 PPG Industries, Inc. 266,306
1,877 Solstice Advanced Materials,
Inc.* 89,495
8,469,543
Real Estate – 2 .0%
4,981 American Homes 4 Rent, Class
A REIT 159,990
6,802 American Tower Corp. REIT 1,232,999
2,092 AvalonBay Communities, Inc.
REIT 380,618
4,418 Brixmor Property Group, Inc.
REIT 115,487
4,359 CBRE Group, Inc., Class A* 705,417
5,990 CoStar Group, Inc.* 412,112
6,415 Crown Castle, Inc. REIT 585,561
4,886 Digital Realty Trust, Inc. REIT 782,346
1,438 Equinix, Inc. REIT 1,083,260
5,574 Equity Residential REIT 344,194
939 Essex Property Trust, Inc. REIT 247,539
5,209 Healthcare Realty Trust, Inc.
REIT 94,960

GOLDMAN SACHS JUST U.S. LARGE CAP EQUITY ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
**End swaps header**
Shares Description Value
Common Stocks – (continued)
Real Estate – (continued)
456 Howard Hughes Holdings, Inc.* 40,826
4,299 Iron Mountain, Inc. REIT 371,219
695 Jones Lang LaSalle, Inc.* 226,355
9,720 Kimco Realty Corp. REIT 200,815
1,712 Mid-America Apartment
Communities, Inc. REIT 232,644
13,465 Prologis, Inc. REIT 1,730,656
1,585 SBA Communications Corp.
REIT 307,918
6,667 Ventas, Inc. REIT 537,560
10,757 Weyerhaeuser Co. REIT 238,913
680 Zillow Group, Inc., Class A* 49,198
2,289 Zillow Group, Inc., Class C* 170,256
10,250,843
Utilities – 2 .3%
8,285 AES Corp. (The) 116,487
6,242 American Electric Power Co.,
Inc. 772,572
2,308 American Water Works Co., Inc. 300,202
4,101 Consolidated Edison, Inc. 411,576
3,680 Constellation Energy Corp. 1,340,845
9,922 Dominion Energy, Inc. 622,804
9,018 Duke Energy Corp. 1,117,691
4,505 Edison International 265,299
5,044 Entergy Corp. 491,891
4,232 Eversource Energy 284,306
24,036 NextEra Energy, Inc. 2,074,066
5,530 NiSource, Inc. 244,039
2,332 NRG Energy, Inc. 395,251
25,298 PG&E Corp. 407,804
8,740 PPL Corp. 322,506
5,900 Public Service Enterprise Group,
Inc. 492,768
7,498 Sempra 710,210
4,020 Vistra Corp. 719,017
6,806 Xcel Energy, Inc. 558,841
11,648,175
TOTAL COMMON STOCKS
(Cost $321,952,410)
501,498,927
Shares Dividend Rate Value
aa
Investment Company – 0.2%
(b)
Goldman Sachs Financial Square Treasury
Obligations Fund – Institutional Shares
843,908 3.902% 843,908
(Cost $843,908)
TOTAL INVESTMENTS BEFORE SECURITIES LENDING
REINVESTMENT VEHICLE
(Cost $322,796,318)
502,342,835
Shares Dividend Rate Value
a
Securities Lending Reinvestment Vehicle – 0.0%
(b)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
239,500 3.928% 239,500
(Cost $239,500)
TOTAL INVESTMENTS – 99.9%
(Cost $323,035,818)
$ 502,582,335
OTHER ASSETS IN EXCESS OF LIABILITIES
– 0.1%
333,991
NET ASSETS – 100.0%
$ 502,916,326
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Represents an affiliated issuer.
Investment Abbreviations:
PLC — Public Limited Company
REIT — Real Estate Investment Trust

Goldman Sachs MSCI World Private Equity Return Tracker ETF
Schedule of Investments
November 30, 2025 (Unaudited)
Shares Description Value
Common Stocks – 79.8%
Communication Services – 2.8%
45 1&1 AG (Germany) $ 1,266
56 4imprint Group PLC (United
Kingdom) 2,890
307 Alphabet, Inc., Class A 98,295
105 AST SpaceMobile, Inc.* 5,901
290 Atresmedia Corp. de Medios de
Comunicacion SA (Spain) 1,817
3,918 Auto Trader Group PLC (United
Kingdom)
(a)
33,173
919 Baltic Classifieds Group PLC
(United Kingdom) 2,880
1,479 Canal+ SA (France)* 5,226
40 Cargurus, Inc.* 1,411
763 Cellnex Telecom SA (Spain)*
(a)
22,899
45 Cinemark Holdings, Inc. 1,232
644 Elisa OYJ (Finland) 28,192
244 Eutelsat Communications SACA
(France)* 617
233 Freenet AG (Germany) 7,712
105 Frontier Communications Parent,
Inc.* 3,982
199 Future PLC (United Kingdom) 1,673
420 Gamma Communications PLC
(United Kingdom) 5,259
19 Globalstar, Inc.* 1,154
291 Havas NV (Netherlands)* 4,892
3,625 Helios Towers PLC (Tanzania)* 7,666
1,895 HKT Trust & HKT Ltd. (Hong
Kong) 2,896
40 IAC, Inc.* 1,403
56 IPSOS SA (France) 2,085
6,780 ITV PLC (United Kingdom) 7,389
110 JCDecaux SE (France) 1,960
50 Kinepolis Group NV (Belgium) 1,813
68 Liberty Broadband Corp., Class
C* 3,148
80 Liberty Global Ltd., Class A
(Belgium)* 913
20 Liberty Media Corp.-Liberty
Live, Class C* 1,584
966 Louis Hachette Group (France) 1,701
370 Lumen Technologies, Inc.* 3,001
175 Madison Square Garden
Entertainment Corp.* 8,657
6 Madison Square Garden Sports
Corp.* 1,368
60 Magnite, Inc.* 881
90 Match Group, Inc. 2,998
12 Meta Platforms, Inc., Class A 7,775
507 MFE-MediaForEurope NV, Class
A (Italy) 1,829
30 Millicom International Cellular
SA (Guatemala) 1,592
1,328 MONY Group PLC (United
Kingdom) 3,319
1,236 Netflix, Inc.* 132,969
2,328 NETLINK NBN TRUST
(Singapore) 1,735
80 New York Times Co. (The),
Class A 5,160
Shares Description Value
Common Stocks – (continued)
Communication Services – (continued)
13 Nexstar Media Group, Inc. $ 2,498
32 Nintendo Co. Ltd. (Japan) 2,723
190 Paramount Skydance Corp.,
Class B 3,044
140 Proximus SADP (Belgium) 1,205
34 Quebecor, Inc., Class B (Canada) 1,284
165 RAI Way SpA (Italy)
(a)
1,065
74 REA Group Ltd. (Australia) 9,507
3,489 Rightmove PLC (United
Kingdom) 25,361
590 Roku, Inc.* 57,106
76 RTL Group SA (Luxembourg) 3,003
559 SES SA (Luxembourg) 3,604
100 Sirius XM Holdings, Inc. 2,126
11 Sphere Entertainment Co.* 930
140 Square Enix Holdings Co. Ltd.
(Japan) 2,801
62 Stroeer SE & Co. KGaA
(Germany) 2,562
80 TEGNA, Inc. 1,562
248 Telefonica SA (Spain) 1,075
67 Telenor ASA (Norway) 968
45 Telephone and Data Systems,
Inc. 1,812
10,683 Telia Co. AB (Sweden) 42,928
3,429 Telstra Group Ltd. (Australia) 11,064
316 TKO Group Holdings, Inc. 61,269
80 Trump Media & Technology
Group Corp.* 923
733 Trustpilot Group PLC (United
Kingdom)*
(a)
1,865
384 Tuas Ltd. (Australia)* 1,632
115 Ubisoft Entertainment SA
(France)* 966
159 United Internet AG (Germany) 4,772
437 Vend Marketplaces ASA, Class B
(Norway) 12,143
1,017 Vivendi SE (France)* 2,970
96 Walt Disney Co. (The) 10,029
2,152 WPP PLC (United Kingdom) 8,663
271 Yelp, Inc.* 7,835
125 ZoomInfo Technologies, Inc.* 1,240
726,848
Consumer Discretionary – 6.8%
25 Abercrombie & Fitch Co., Class
A* 2,447
93 AcadeMedia AB (Sweden)
(a)
1,016
42 Academy Sports & Outdoors,
Inc. 2,027
10 Acushnet Holdings Corp. 841
443 adidas AG (Germany) 82,465
55 Adient PLC* 1,070
279 ADT, Inc. 2,302
18 Adtalem Global Education, Inc.* 1,666
30 Advance Auto Parts, Inc. 1,556
672 Airbnb, Inc., Class A* 78,617
90 American Eagle Outfitters, Inc. 1,836
40 Aptiv PLC* 3,102
112 Aramark 4,163

Goldman Sachs MSCI World Private Equity Return Tracker ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares Description Value
Common Stocks – (continued)
Consumer Discretionary – (continued)
48 ARB Corp. Ltd. (Australia) $ 1,080
35 Aritzia, Inc. (Canada)* 2,774
12 Asbury Automotive Group, Inc.* 2,791
130 Asmodee Group AB, Class B
(Sweden)* 1,604
86 Aumovio SE (Germany)* 3,703
358 Auto1 Group SE (Germany)*
(a)
10,071
37 Autoliv, Inc. (Sweden) 4,366
15 AutoNation, Inc.* 3,169
7 Autoneum Holding AG
(Switzerland) 1,316
1,273 B&M European Value Retail SA
(United Kingdom) 2,849
225 Basic-Fit NV (Netherlands)*
(a)
7,405
58 Bath & Body Works, Inc. 1,010
157 Bellway PLC (United Kingdom) 5,895
105 Beneteau SACA (France) 987
126 Berkeley Group Holdings PLC
(United Kingdom) 6,271
509 Betsson AB, Class B (Sweden) 7,809
67 Bilia AB, Class A (Sweden) 892
15 Boot Barn Holdings, Inc.* 2,907
148 BorgWarner, Inc. 6,373
28 Boyd Gaming Corp. 2,332
150 Brembo NV (Italy) 1,598
15 Bright Horizons Family
Solutions, Inc.* 1,541
13 Brinker International, Inc.* 1,999
30 BRP, Inc. 2,098
38 Brunello Cucinelli SpA (Italy) 4,042
30 Brunswick Corp. 1,983
1,635 Burberry Group PLC (United
Kingdom)* 24,686
69 Caesars Entertainment, Inc.* 1,606
25 Canadian Tire Corp. Ltd., Class
A (Canada) 3,049
50 Capri Holdings Ltd.* 1,269
66 CarMax, Inc.* 2,552
43 Carnival Corp.* 1,109
626 Carnival PLC* 15,042
26 Cava Group, Inc.* 1,271
4 Cavco Industries, Inc.* 2,383
215 CECONOMY AG (Germany)* 1,113
20 Century Communities, Inc. 1,306
30 Champion Homes, Inc.* 2,575
20 Cheesecake Factory, Inc. (The) 953
64 Chewy, Inc., Class A* 2,225
18 Churchill Downs, Inc. 1,964
120 CIE Automotive SA (Spain) 4,129
60 Cie des Alpes (France) 1,532
793 Cie Generale des Etablissements
Michelin SCA (France) 25,907
99 Cirsa Enterprises SA (Spain)* 1,622
49 Clas Ohlson AB, Class B
(Sweden) 1,895
2,429 Coats Group PLC (United
Kingdom) 2,601
17 Columbia Sportswear Co. 913
1,060 Crest Nicholson Holdings PLC
(United Kingdom) 2,018
Shares Description Value
Common Stocks – (continued)
Consumer Discretionary – (continued)
31 Crocs, Inc.* $ 2,634
1,427 Currys PLC (United Kingdom) 2,490
63 D.R. Horton, Inc. 10,018
406 Dana, Inc. 9,098
75 De' Longhi SpA (Italy) 3,187
16 Deckers Outdoor Corp.* 1,408
124 Denso Corp. (Japan) 1,637
2 Dillard's, Inc., Class A 1,340
285 Dometic Group AB (Sweden)
(a)
1,334
400 Domino's Pizza Group PLC
(United Kingdom) 926
145 Domino's Pizza, Inc. 60,846
1,731 DoorDash, Inc., Class A* 343,378
10 Dorman Products, Inc.* 1,323
1,540 Dowlais Group PLC (United
Kingdom) 1,738
2,655 Dr Martens PLC (United
Kingdom) 2,719
166 Dunelm Group PLC (United
Kingdom) 2,446
14 Duolingo, Inc.* 2,680
36 Dutch Bros, Inc., Class A* 2,110
106 Eagers Automotive Ltd.
(Australia) 1,980
15 eBay, Inc. 1,242
410 eDreams ODIGEO SA (Spain)* 1,751
235 Electrolux AB, Class B
(Sweden)* 1,494
325 Elior Group SA (France)*
(a)
1,014
2,751 Entain PLC (United Kingdom) 28,322
25 Etsy, Inc.* 1,356
45 Fielmann Group AG (Germany) 2,290
15 Five Below, Inc.* 2,473
30 Floor & Decor Holdings, Inc.,
Class A* 1,909
35 Fnac Darty SA (France) 1,145
1,090 Ford Motor Co. 14,475
714 Forvia SE (France)* 10,026
143 Frasers Group PLC (United
Kingdom)* 1,457
21 Frontdoor, Inc.* 1,133
123 Games Workshop Group PLC
(United Kingdom) 31,633
167 GameStop Corp., Class A* 3,763
130 Gap, Inc. (The) 3,519
15 Garmin Ltd. 2,930
52 Garrett Motion, Inc.
(Switzerland) 860
478 General Motors Co. 35,143
994 Gentex Corp. 22,693
415 Gestamp Automocion SA
(Spain)
(a)
1,431
35 G-III Apparel Group Ltd.* 1,020
20 Gildan Activewear, Inc. (Canada) 1,150
2,470 Glenveagh Properties PLC
(Ireland)*
(a)
5,601
80 GN Store Nord AS (Denmark)* 1,287
251 Goodyear Tire & Rubber Co.
(The)* 2,174
15 Graham Holdings Co., Class B 16,598

Goldman Sachs MSCI World Private Equity Return Tracker ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares Description Value
Common Stocks – (continued)
Consumer Discretionary – (continued)
127 Grand Canyon Education, Inc.* $ 20,033
20 Green Brick Partners, Inc.* 1,358
114 Greggs PLC (United Kingdom) 2,356
7 Group 1 Automotive, Inc. 2,807
78 Guzman y Gomez Ltd.
(Australia) 1,208
481 H&R Block, Inc. 20,260
140 Hanesbrands, Inc.* 906
75 Harley-Davidson, Inc. 1,837
38 Hasbro, Inc. 3,139
100 Haseko Corp. (Japan) 1,914
218 HBX Group International PLC
(Spain)* 1,574
31 Hilton Grand Vacations, Inc.* 1,328
770 Hollywood Bowl Group PLC
(United Kingdom) 2,852
15 Hornbach Holding AG & Co.
KGaA (Germany) 1,542
60 HUGO BOSS AG (Germany) 2,664
106 Hyatt Hotels Corp., Class A 17,425
416 Inchcape PLC (United Kingdom) 4,247
7 Installed Building Products, Inc. 1,876
66 JM AB (Sweden) 978
535 Johnson Electric Holdings Ltd.
(Hong Kong) 2,057
35 Kaufman & Broad SA (France) 1,219
50 KB Home 3,217
5,815 Kingfisher PLC (United
Kingdom) 23,546
95 Kohl's Corp. 2,336
23 Kontoor Brands, Inc. 1,710
567 Laureate Education, Inc.* 17,520
25 La-Z-Boy, Inc. 973
13 LCI Industries 1,478
39 Lear Corp. 4,187
63 Lennar Corp., Class A 8,272
59 Life Time Group Holdings, Inc.* 1,647
55 Linamar Corp. (Canada) 3,120
16 Lithia Motors, Inc. 5,101
152 LKQ Corp. 4,513
739 Lottomatica Group SpA (Italy) 18,885
40 Lovisa Holdings Ltd. (Australia) 843
465 Luk Fook Holdings International
Ltd. (Hong Kong) 1,456
22 M/I Homes, Inc.* 3,027
200 Macy’s, Inc. 4,472
185 Magna International, Inc.
(Canada) 9,076
15 Marriott Vacations Worldwide
Corp. 819
160 Mattel, Inc.* 3,379
132 Melco Resorts & Entertainment
Ltd. ADR (Hong Kong)* 1,203
499 Melia Hotels International SA
(Spain) 4,222
54 Meritage Homes Corp. 3,946
68 MGM Resorts International* 2,400
250 Mitchells & Butlers PLC (United
Kingdom)* 956
Shares Description Value
Common Stocks – (continued)
Consumer Discretionary – (continued)
88 Mobileye Global, Inc., Class A
(Israel)* $ 1,040
110 Mobilezone Holding AG
(Switzerland) 1,669
24 Modine Manufacturing Co.* 3,891
42 Mohawk Industries, Inc.* 4,868
60 Monarch Casino & Resort, Inc. 5,795
335 Moonpig Group PLC (United
Kingdom) 939
76 MTY Food Group, Inc. (Canada) 2,063
8 Murphy USA, Inc. 3,081
35 National Vision Holdings, Inc.* 1,010
115 Neinor Homes SA (Spain)*
(a)
2,453
75 New Wave Group AB, Class B
(Sweden) 911
324 Newell Brands, Inc. 1,183
181 Norwegian Cruise Line Holdings
Ltd.* 3,341
23 Ollie's Bargain Outlet Holdings,
Inc.* 2,832
470 OneSpaWorld Holdings Ltd.
(Bahamas) 9,597
32 Open House Group Co. Ltd.
(Japan) 1,881
172 Opmobility (France) 2,928
181 OVS SpA (Italy)
(a)
939
145 Patrick Industries, Inc. 15,692
75 Penn Entertainment, Inc.* 1,113
10 Penske Automotive Group, Inc. 1,617
294 Perdoceo Education Corp. 8,220
423 Persimmon PLC (United
Kingdom) 7,482
596 Pets at Home Group PLC (United
Kingdom) 1,750
176 Phinia, Inc. 9,520
451 Pirelli & C SpA (Italy)
(a)
3,135
24 Planet Fitness, Inc., Class A* 2,687
335 Playtech PLC (United Kingdom) 1,256
20 Polaris, Inc. 1,327
9 Pool Corp. 2,192
52 PulteGroup, Inc. 6,614
145 Puma SE (Germany) 3,357
70 Puuilo OYJ (Finland) 1,199
39 PVH Corp. 3,306
164 QuantumScape Corp.* 2,004
16 Ralph Lauren Corp. 5,877
65 SAF-Holland SE (Germany) 1,094
65 Sally Beauty Holdings, Inc.* 1,031
3,075 Sands China Ltd. (Macau) 8,373
104 Sankyo Co. Ltd. (Japan) 1,801
178 Scandic Hotels Group AB
(Sweden)
(a)
1,729
270 Schaeffler AG (Germany) 2,087
92 Sea Ltd. ADR (Singapore)* 12,789
74 SEB SA (France) 4,184
58 Service Corp. International 4,607
112 Shake Shack, Inc., Class A* 9,798
25 Signet Jewelers Ltd. 2,504
78 Somnigroup International, Inc. 7,139

Goldman Sachs MSCI World Private Equity Return Tracker ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares Description Value
Common Stocks – (continued)
Consumer Discretionary – (continued)
1,015 SSP Group PLC (United
Kingdom) $ 2,038
44 Stanley Electric Co. Ltd. (Japan) 862
41 Steven Madden Ltd. 1,713
108 Strategic Education, Inc. 8,426
26 Stride, Inc.* 1,652
131 Swatch Group AG (The)
(Switzerland) 26,455
127 Synsam AB (Sweden) 886
81 Taylor Morrison Home Corp.* 5,078
4,680 Taylor Wimpey PLC (United
Kingdom) 6,362
120 Technogym SpA (Italy)
(a)
2,252
19 Texas Roadhouse, Inc. 3,330
33 Thor Industries, Inc. 3,485
102 Thule Group AB (Sweden)
(a)
2,717
69 Toll Brothers, Inc. 9,648
12 TopBuild Corp.* 5,430
85 Topgolf Callaway Brands Corp.* 1,095
450 Trainline PLC (United
Kingdom)*
(a)
1,408
15 Travel + Leisure Co. 1,029
70 Tri Pointe Homes, Inc.* 2,388
25 Trigano SA (France) 4,990
684 TUI AG (Germany)* 6,530
203 Ulta Beauty, Inc.* 109,383
36 Urban Outfitters, Inc.* 2,667
10 Vail Resorts, Inc. 1,402
950 Valeo SE (France) 12,006
30 Valvoline, Inc.* 939
147 VF Corp. 2,573
34 Victoria's Secret & Co.* 1,405
18 Visteon Corp. 1,859
424 Vistry Group PLC (United
Kingdom)* 3,739
281 Watches of Switzerland Group
PLC (United Kingdom)*
(a)
1,789
28 Wayfair, Inc., Class A* 3,102
36 Wesfarmers Ltd. (Australia) 1,933
160 WH Smith PLC (United
Kingdom) 1,454
30 Whirlpool Corp. 2,321
8 Wingstop, Inc. 2,118
14 Winmark Corp. 5,754
31 Wyndham Hotels & Resorts, Inc. 2,269
1,205 Wynn Macau Ltd. (Macau) 1,012
23 Wynn Resorts Ltd. 2,960
115 XPEL, Inc.* 5,345
36 YETI Holdings, Inc.* 1,493
1,705,960
Consumer Staples – 3.4%
50 AAK AB (Sweden) 1,408
228 AG Barr PLC (United Kingdom) 1,961
137 Albertsons Cos., Inc., Class A 2,511
55 Archer-Daniels-Midland Co. 3,341
32 Aryzta AG (Switzerland)* 2,009
25 Bakkafrost P/F (Faroe Islands) 1,149
405 Bakkavor Group PLC (United
Kingdom)
(a)
1,232
Shares Description Value
Common Stocks – (continued)
Consumer Staples – (continued)
400 Bega Cheese Ltd. (Australia) $ 1,574
30 BellRing Brands, Inc.* 927
35 BJ's Wholesale Club Holdings,
Inc.* 3,123
10 Bunge Global SA 961
735 C&C Group PLC (Ireland) 1,262
24 Cal-Maine Foods, Inc. 2,000
63 Campbell's Company (The) 1,920
235 Carlsberg AS, Class B
(Denmark) 29,198
2,667 Carrefour SA (France) 41,058
11 Casey's General Stores, Inc. 6,275
57 Celsius Holdings, Inc.* 2,334
200 Coca-Cola Bottlers Japan
Holdings, Inc. (Japan) 3,699
26 Coca-Cola Consolidated, Inc. 4,237
261 Coca-Cola HBC AG (Italy)* 13,100
471 Coles Group Ltd. (Australia) 6,894
93 Colruyt Group NV (Belgium) 3,577
209 Conagra Brands, Inc. 3,731
230 Cranswick PLC (United
Kingdom) 15,725
64 Darling Ingredients, Inc.* 2,343
240 Davide Campari-Milano NV
(Italy) 1,634
45 Distribuidora Internacional de
Alimentacion SA (Spain)* 1,577
20 elf Beauty, Inc.* 1,523
3 Emmi AG (Switzerland) 2,709
540 Empire Co. Ltd. (Canada) 19,930
450 Fevertree Drinks PLC (United
Kingdom) 4,794
1,370 First Pacific Co. Ltd. (Indonesia) 1,101
23 Fresh Del Monte Produce, Inc. 831
17 Freshpet, Inc.* 972
126 Glanbia PLC (Ireland) 2,163
881 Greencore Group PLC (Ireland) 2,802
401 HelloFresh SE (Germany)* 2,881
162 Hilton Food Group PLC (United
Kingdom) 1,093
1,905 Imperial Brands PLC (United
Kingdom) 80,974
31 Ingredion, Inc. 3,334
135 Intercos SpA (Italy) 1,808
75 Interparfums SA (France) 2,129
87 Interparfums, Inc. 7,070
190 Jamieson Wellness, Inc.
(Canada)
(a)
4,736
37 Jeronimo Martins SGPS SA
(Portugal) 878
40 John B Sanfilippo & Son, Inc. 2,905
684 Kirin Holdings Co. Ltd. (Japan) 10,754
22 Koninklijke Ahold Delhaize NV
(Netherlands) 910
187 Kraft Heinz Co. (The) 4,770
35 Lamb Weston Holdings, Inc. 2,067
64 Maplebear, Inc.* 2,689
105 MARR SpA (Italy) 1,087
8 Marzetti Company (The) 1,335
864 Metro, Inc. (Canada) 62,139

Goldman Sachs MSCI World Private Equity Return Tracker ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares Description Value
Common Stocks – (continued)
Consumer Staples – (continued)
106 Molson Coors Beverage Co.,
Class B $ 4,930
3,316 Monster Beverage Corp.* 248,667
75 NewPrinces SpA (Italy)* 1,541
1,091 Ocado Group PLC (United
Kingdom)* 2,665
170 Ontex Group NV (Belgium)* 1,280
51 Performance Food Group Co.* 4,951
247 Philip Morris International, Inc. 38,897
15 Post Holdings, Inc.* 1,560
1,313 Premier Foods PLC (United
Kingdom) 3,111
205 Premium Brands Holdings Corp.
(Canada) 14,607
55 PriceSmart, Inc. 6,770
70 Primo Brands Corp., Class A 1,098
46 Redcare Pharmacy NV
(Netherlands)*
(a)
3,494
70 Remy Cointreau SA (France) 3,222
227 Royal Unibrew A/S (Denmark) 19,682
307 Salmar ASA (Norway) 17,942
159 Scandinavian Tobacco Group A/S
(Denmark)
(a)
2,268
10 Schouw & Co. A/S (Denmark) 951
46 Simply Good Foods Co. (The)* 905
110 Sligro Food Group NV
(Netherlands) 1,259
2,210 Sonae SGPS SA (Portugal) 3,806
443 Sprouts Farmers Market, Inc.* 37,128
178 Suedzucker AG (Germany) 2,007
752 Tate & Lyle PLC (United
Kingdom) 3,732
85 Tootsie Roll Industries, Inc. 3,261
115 Unilever PLC (United Kingdom) 6,924
24 United Natural Foods, Inc.* 895
115 Universal Corp. 6,067
73 US Foods Holding Corp.* 5,743
100 Viscofan SA (Spain) 6,220
5 WD-40 Co. 979
60 Weis Markets, Inc. 3,898
2,665 WH Group Ltd. (Hong Kong)
(a)
2,786
1,724 Wilmar International Ltd.
(China) 4,313
858,703
Energy – 1.4%
229 BW LPG Ltd. (Singapore)
(a)
2,910
1,971 Cameco Corp. (Canada)* 175,249
1,005 CES Energy Solutions Corp.
(Canada) 8,860
626 Energean PLC (Israel) 7,789
742 Gibson Energy, Inc. (Canada) 13,525
720 HF Sinclair Corp. 38,095
349 Kodiak Gas Services, Inc. 12,285
203 Paratus Energy Services Ltd.
(United Kingdom) 881
353 Pason Systems, Inc. (Canada) 3,092
532 Plains GP Holdings LP, Class A* 9,863
855 Secure Waste Infrastructure
Corp. (Canada) 11,119
Shares Description Value
Common Stocks – (continued)
Energy – (continued)
1,017 Subsea 7 SA (United Kingdom) $ 19,621
200 Tecnicas Reunidas SA (Spain)* 6,615
900 TGS ASA (Norway) 7,739
495 Trican Well Service Ltd.
(Canada) 2,141
455 Viper Energy, Inc., Class A 16,621
336,405
Financials – 11.4%
2,408 Aberdeen Group PLC (United
Kingdom) 6,611
15 Aflac, Inc. 1,655
125 AGNC Investment Corp. REIT 1,311
449 AJ Bell PLC (United Kingdom) 3,210
610 Allfunds Group PLC (United
Kingdom) 5,702
8 Allstate Corp. (The) 1,704
1,254 Ally Financial, Inc. 51,790
39 American International Group,
Inc. 2,970
15 Ameris Bancorp 1,136
22 Arch Capital Group Ltd.* 2,066
525 Ashmore Group PLC (United
Kingdom) 1,133
11 Assurant, Inc. 2,510
10 Assured Guaranty Ltd. 905
35 Atlantic Union Bankshares Corp. 1,184
204 Avanza Bank Holding AB
(Sweden) 8,022
20 Axis Capital Holdings Ltd. 2,045
245 Axos Financial, Inc.* 20,134
52 Azimut Holding SpA (Italy) 2,152
26 Banca Generali SpA (Italy) 1,655
198 Bancorp, Inc. (The)* 12,686
2,684 Bank Hapoalim BM (Israel) 57,932
2,401 Bank Leumi Le-Israel BM
(Israel) 50,224
1,005 Bank of East Asia Ltd. (The)
(Hong Kong) 1,695
3,193 Bank of New York Mellon Corp.
(The) 357,935
581 Bank of Nova Scotia (The)
(Canada) 40,402
490 Bank OZK 22,550
30 BankUnited, Inc. 1,296
7 BAWAG Group AG (Austria)*
(a)
937
797 Beazley PLC (United Kingdom) 8,422
523 Bendigo & Adelaide Bank Ltd.
(Australia) 3,512
24 Berkshire Hathaway, Inc., Class
B* 12,331
525 BFF Bank SpA (Italy)*
(a)
6,672
1 Blackrock, Inc. 1,047
1,230 BOC Hong Kong Holdings Ltd.
(China) 5,918
245 Bridgepoint Group PLC (United
Kingdom)
(a)
919
95 Bure Equity AB (Sweden) 2,568
45 Cadence Bank 1,793
297 Cathay General Bancorp 14,387

Goldman Sachs MSCI World Private Equity Return Tracker ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares Description Value
Common Stocks – (continued)
Financials – (continued)
3,953 Charles Schwab Corp. (The) $ 366,562
230 Chesnara PLC (United Kingdom) 869
17 Chubb Ltd. 5,035
1,953 Citizens Financial Group, Inc. 105,657
145 Close Brothers Group PLC
(United Kingdom)* 866
8 CME Group, Inc. 2,252
62 Coastal Financial Corp.* 6,904
105 Coface SA (France) 1,850
277 Cullen/Frost Bankers, Inc. 34,270
275 Dah Sing Financial Holdings Ltd.
(Hong Kong) 1,277
29 Definity Financial Corp.
(Canada) 1,501
2,214 Deutsche Bank AG (Germany) 78,651
385 Deutsche Pfandbriefbank AG
(Germany)
(a)
2,025
624 East West Bancorp, Inc. 66,581
59 Eastern Bankshares, Inc. 1,111
167 Enterprise Financial Services
Corp. 9,120
121 EQB, Inc. (Canada) 7,530
25 Essent Group Ltd. 1,569
45 Eurazeo SE (France) 2,854
175 Evercore, Inc., Class A 56,012
190 Everest Group Ltd. 59,715
25 Federal Agricultural Mortgage
Corp., Class C 4,294
334 Federated Hermes, Inc. 16,757
80 FIBI Holdings Ltd. (Israel) 6,559
20 First American Financial Corp. 1,315
40 First Citizens BancShares, Inc.,
Class A 75,116
433 First Financial Bancorp 10,773
100 First Horizon Corp. 2,234
225 First International Bank Of Israel
Ltd. (The) (Israel) 16,932
260 First Merchants Corp. 9,578
249 flatexDEGIRO AG (Germany) 9,571
65 Flow Traders Ltd. (Netherlands)* 1,803
364 Foresight Group Holdings Ltd.
(United Kingdom) 2,296
22 Futu Holdings Ltd. ADR (Hong
Kong) 3,733
30 Galaxy Digital, Inc., Class A* 798
140 Genworth Financial, Inc., Class
A* 1,215
40 Georgia Capital PLC (Georgia)* 1,473
445 Gjensidige Forsikring ASA
(Norway) 12,462
18 Globe Life, Inc. 2,425
65 GRENKE AG (Germany) 1,187
108 Hagerty, Inc., Class A* 1,443
7 Hamilton Lane, Inc., Class A 868
20 Hancock Whitney Corp. 1,212
8 Hanover Insurance Group, Inc.
(The) 1,484
13 Hartford Insurance Group, Inc.
(The) 1,781
435 Hiscox Ltd. (United Kingdom) 7,723
Shares Description Value
Common Stocks – (continued)
Financials – (continued)
40 Home BancShares, Inc. $ 1,122
45 Hong Kong Exchanges &
Clearing Ltd. (Hong Kong) 2,376
10 Houlihan Lokey, Inc. 1,754
19 Hypoport SE (Germany)* 2,747
299 ICG PLC (United Kingdom) 8,225
440 IG Group Holdings PLC (United
Kingdom) 6,617
13 Independent Bank Corp. 937
1,564 Insurance Australia Group Ltd.
(Australia) 7,959
365 IntegraFin Holdings PLC (United
Kingdom) 1,678
253 International Bancshares Corp. 16,819
45 Invesco Ltd. 1,100
626 Investec PLC (United Kingdom) 4,533
1,105 IP Group PLC (United
Kingdom)* 946
312 Jack Henry & Associates, Inc. 54,438
23 Jackson Financial, Inc., Class A 2,254
30 Janus Henderson Group PLC 1,311
356 Japan Post Holdings Co. Ltd.
(Japan) 3,502
1,456 Judo Capital Holdings Ltd.
(Australia)* 1,528
555 Jupiter Fund Management PLC
(United Kingdom) 1,078
1,065 Just Group PLC (United
Kingdom) 3,027
195 Jyske Bank A/S (Denmark) 24,165
15 KBC Ancora (Belgium) 1,252
386 Kinnevik AB, Class B (Sweden)* 3,589
5 Kinsale Capital Group, Inc. 1,924
994 Lancashire Holdings Ltd. (United
Kingdom) 7,705
13 Lemonade, Inc.* 1,016
55 Lincoln National Corp. 2,263
158 Lion Finance Group PLC
(Georgia) 18,758
7 M&T Bank Corp. 1,332
169 MA Financial Group Ltd.
(Australia) 1,071
1,500 Man Group PLC (United
Kingdom) 4,110
574 Mandatum OYJ (Finland) 4,319
27 Manulife Financial Corp.
(Canada) 958
8 MarketAxess Holdings, Inc. 1,311
356 Mastercard, Inc., Class A 195,989
95 Merchants Bancorp 3,106
295 MFA Financial, Inc. REIT 2,838
55 MGIC Investment Corp. 1,559
706 Mizrahi Tefahot Bank Ltd.
(Israel) 49,335
10 Moelis & Co., Class A 642
200 Molten Ventures PLC (United
Kingdom)* 1,302
40 Mutares SE & Co. KGaA
(Germany) 1,321
177 NB Bancorp, Inc. 3,467

Goldman Sachs MSCI World Private Equity Return Tracker ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares Description Value
Common Stocks – (continued)
Financials – (continued)
183 Netwealth Group Ltd. (Australia) $ 3,430
340 Ninety One PLC (United
Kingdom) 973
60 Nordea Bank Abp (Finland) 1,061
221 Nordnet AB publ (Sweden) 6,350
54 Old Republic International Corp. 2,489
538 OneMain Holdings, Inc. 33,372
18 Onex Corp. (Canada) 1,437
370 OSB Group PLC (United
Kingdom) 2,807
878 Paragon Banking Group PLC
(United Kingdom) 9,801
103 Pathward Financial, Inc. 7,406
345 Pinnacle Financial Partners, Inc. 31,630
164 Pinnacle Investment Management
Group Ltd. (Australia) 1,964
4 Piper Sandler Cos. 1,344
95 Plus500 Ltd. (Israel) 3,995
90 Pluxee NV (Brazil) 1,446
668 PNC Financial Services Group,
Inc. (The) 127,401
121 Polar Capital Holdings PLC
(United Kingdom) 867
306 Popular, Inc. (Puerto Rico) 35,101
55 Preferred Bank 5,193
14 Principal Financial Group, Inc. 1,187
172 PROG Holdings, Inc. 4,950
7 Progressive Corp. (The) 1,602
20 Prosperity Bancshares, Inc. 1,374
1,837 Quilter PLC (United Kingdom)
(a)
4,649
30 Radian Group, Inc. 1,066
80 Rathbones Group PLC (United
Kingdom) 1,961
340 Ratos AB, Class B (Sweden) 1,338
43 Regions Financial Corp. 1,094
18 Reinsurance Group of America,
Inc. 3,418
12 RenaissanceRe Holdings Ltd.
(Bermuda) 3,134
20 Renasant Corp. 709
115 Ringkjoebing Landbobank A/S
(Denmark) 25,518
15 RLI Corp. 925
167 SCOR SE (France) 5,384
476 SEI Investments Co. 38,489
14 Selective Insurance Group, Inc. 1,100
60 Singapore Exchange Ltd.
(Singapore) 781
17 Sofina SA (Belgium) 4,798
200 Sompo Holdings, Inc. (Japan) 6,348
25 Southsate Bank Corp. 2,238
80 Southside Bancshares, Inc. 2,346
435 SpareBank 1 Nord Norge
(Norway) 6,126
685 St James's Place PLC (United
Kingdom) 12,643
221 Stellar Bancorp, Inc. 6,986
160 Svolder AB, Class B (Sweden) 981
421 Swiss Re AG 74,217
Shares Description Value
Common Stocks – (continued)
Financials – (continued)
2 Swissquote Group Holding SA
(Switzerland) $ 1,236
232 Sydbank AS (Denmark) 19,954
30 Synovus Financial Corp. 1,446
190 TBC Bank Group PLC (Georgia) 10,271
2,078 Toast, Inc., Class A* 71,047
957 TP ICAP Group PLC (United
Kingdom) 3,227
10 Travelers Cos., Inc. (The) 2,929
220 Trisura Group Ltd. (Canada)* 6,429
300 Two Harbors Investment Corp.
REIT 3,042
838 UBS Group AG (Switzerland) 32,374
1,042 Unicaja Banco SA (Spain)
(a)
3,060
35 United Bankshares, Inc. 1,303
25 United Community Banks, Inc. 764
256 United Overseas Bank Ltd.
(Singapore) 6,717
44 Unum Group 3,343
72 Valiant Holding AG
(Switzerland) 12,554
120 Valley National Bancorp 1,358
57 Van Lanschot Kempen NV
(Netherlands) 3,440
40 Webster Financial Corp. 2,384
25 Wendel SE (France) 2,333
110 Westamerica BanCorp 5,278
1 White Mountains Insurance
Group Ltd. 2,024
230 XPS Pensions Group PLC
(United Kingdom) 1,103
2,876,692
Health Care – 13.1%
65 10X Genomics, Inc., Class A* 1,223
114 Abbott Laboratories 14,695
80 ACADIA Pharmaceuticals, Inc.* 2,003
70 AddLife AB, Class B (Sweden) 1,403
12 Addus HomeCare Corp.* 1,442
150 ADMA Biologics, Inc.* 2,877
620 Advanced Medical Solutions
Group PLC (United Kingdom) 1,795
35 Agios Pharmaceuticals, Inc.* 1,022
35 Akero Therapeutics, Inc.* 1,903
47 Align Technology, Inc.* 6,918
108 ALK-Abello A/S (Denmark)* 3,873
110 Alkermes PLC* 3,254
213 Almirall SA (Spain) 3,125
594 Alnylam Pharmaceuticals, Inc.* 268,031
851 Ambu A/S, Class B (Denmark) 11,544
355 Amplifon SpA (Italy) 5,455
20 Apogee Therapeutics, Inc.* 1,439
17 Arcellx, Inc.* 1,236
47 Arcus Biosciences, Inc.* 1,227
21 Arrowhead Pharmaceuticals,
Inc.* 1,107
200 Asahi Intecc Co. Ltd. (Japan) 3,751
110 Asker Healthcare Group AB
(Sweden)* 1,069
824 Astellas Pharma, Inc. (Japan) 10,397

Goldman Sachs MSCI World Private Equity Return Tracker ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares Description Value
Common Stocks – (continued)
Health Care – (continued)
30 AtriCure, Inc.* $ 1,084
72 Aurinia Pharmaceuticals, Inc.
(Canada)* 1,161
158 Avantor, Inc.* 1,853
67 Avidity Biosciences, Inc.* 4,804
30 Azenta, Inc.* 1,067
29 Bachem Holding AG
(Switzerland) 1,873
70 Bavarian Nordic A/S (Denmark)* 2,010
50 Beam Therapeutics, Inc.* 1,266
29 BioArctic AB (Sweden)*
(a)
937
14 Biogen, Inc.* 2,549
124 BioMarin Pharmaceutical, Inc.* 6,935
12 Bio-Rad Laboratories, Inc., Class
A* 3,898
100 Bio-Techne Corp. 6,451
253 BoneSupport Holding AB
(Sweden)* 5,413
29 Boston Scientific Corp.* 2,946
650 Bridgebio Pharma, Inc.* 46,806
8,163 Bristol-Myers Squibb Co. 401,620
25 Bruker Corp. 1,220
175 Camurus AB (Sweden)* 11,448
100 Carl Zeiss Meditec AG
(Germany) 5,169
80 Catalyst Pharmaceuticals, Inc.* 1,873
35 Celldex Therapeutics, Inc.* 946
26 CG oncology, Inc.* 1,166
10 Charles River Laboratories
International, Inc.* 1,781
10 Chemed Corp. 4,392
15 Chemometec A/S (Denmark) 1,824
310 Clariane SE (France)* 1,341
13 Cochlear Ltd. (Australia) 2,379
50 Cogent Biosciences, Inc.* 2,011
40 Coloplast A/S, Class B
(Denmark) 3,610
4,595 Convatec Group PLC (United
Kingdom)
(a)
14,344
15 Cooper Cos., Inc. (The)* 1,169
65 Corcept Therapeutics, Inc.* 5,161
20 CorVel Corp.* 1,464
36 COSMO Pharmaceuticals NV
(Ireland) 2,789
80 Craneware PLC (United
Kingdom) 2,311
55 Crinetics Pharmaceuticals, Inc.* 2,506
50 CRISPR Therapeutics AG
(Switzerland)* 2,674
14 CSL Ltd. 1,710
200 CVS Group PLC (United
Kingdom) 3,244
16 Cytokinetics, Inc.* 1,090
41 Danaher Corp. 9,298
112 DaVita, Inc.* 13,404
85 Denali Therapeutics, Inc.* 1,655
40 Dermapharm Holding SE
(Germany) 1,750
45 DiaSorin SpA (Italy) 3,226
15 Disc Medicine, Inc.* 1,400
Shares Description Value
Common Stocks – (continued)
Health Care – (continued)
3 Dottikon Es Holding AG
(Switzerland)* $ 1,324
80 Doximity, Inc., Class A* 4,115
56 Dyne Therapeutics, Inc.* 1,226
130 Eckert & Ziegler SE (Germany) 2,438
64 Edwards Lifesciences Corp.* 5,547
120 El.En. SpA (Italy) 1,769
110 Elanco Animal Health, Inc.* 2,560
515 Eli Lilly & Co. 553,867
205 Emeis SA (France)* 3,181
456 Encompass Health Corp. 52,996
35 Enovis Corp.* 1,059
164 Ensign Group, Inc. (The) 30,429
105 Envista Holdings Corp.* 2,194
400 Evotec SE (Germany)* 2,692
36 Exact Sciences Corp.* 3,646
1,158 Exelixis, Inc.* 51,149
57 Fagron (Belgium) 1,409
30 Galapagos NV (Belgium)* 941
424 Galderma Group AG
(Switzerland) 84,488
42 Galenica AG (Switzerland)
(a)
4,768
10 GeneDx Holdings Corp.* 1,670
14 Genmab A/S (Denmark)* 4,436
195 Genus PLC (United Kingdom) 6,795
76 Gerresheimer AG (Germany) 2,341
131 Getinge AB, Class B (Sweden) 2,985
3,316 Gilead Sciences, Inc. 417,285
35 Glaukos Corp.* 3,720
75 Globus Medical, Inc., Class A* 6,828
22 GRAIL, Inc.* 2,429
16 Guardant Health, Inc.* 1,735
190 GVS SpA (Italy)* 893
250 H Lundbeck A/S (Denmark) 1,726
2,474 Haleon PLC 12,158
530 Halozyme Therapeutics, Inc.* 37,842
30 Harmony Biosciences Holdings,
Inc.* 1,059
50 HealthEquity, Inc.* 5,259
24 Henry Schein, Inc.* 1,790
130 Hims & Hers Health, Inc.* 5,169
50 Ideaya Biosciences, Inc.* 1,781
43 Immunovant, Inc.* 1,038
752 Incyte Corp.* 78,554
155 Inmode Ltd.* 2,209
20 Inspire Medical Systems, Inc.* 2,488
40 Intuitive Surgical, Inc.* 22,939
26 Ionis Pharmaceuticals, Inc.* 2,151
5 iRhythm Technologies, Inc.* 940
13 Jazz Pharmaceuticals PLC* 2,295
70 Johnson & Johnson 14,484
23 Kiniksa Pharmaceuticals
International PLC* 978
15 Krystal Biotech, Inc.* 3,270
123 Kuros Biosciences AG
(Switzerland)* 4,902
25 Kymera Therapeutics, Inc.* 1,697
44 Laboratorios Farmaceuticos Rovi
SA (Spain) 3,036
97 LeMaitre Vascular, Inc. 8,046

Goldman Sachs MSCI World Private Equity Return Tracker ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares Description Value
Common Stocks – (continued)
Health Care – (continued)
13 Ligand Pharmaceuticals, Inc.* $ 2,641
35 LivaNova PLC* 2,233
22 Lonza Group AG (Switzerland) 15,069
8 Madrigal Pharmaceuticals, Inc.* 4,776
10 Masimo Corp.* 1,424
5 Medacta Group SA
(Switzerland)
(a)
964
54 Medcap AB (Sweden)* 3,143
43 Medicover AB, Class B (Sweden) 1,074
53 Medincell SA (France)* 1,732
14 Medpace Holdings, Inc.* 8,294
12 Merit Medical Systems, Inc.* 1,039
35 Merus NV (Netherlands)* 3,365
28 Mineralys Therapeutics, Inc.* 1,207
215 Moderna, Inc.* 5,586
13 Molina Healthcare, Inc.* 1,927
91 Nanobiotix SA (France)* 1,833
380 Nanosonics Ltd. (Australia)* 1,067
5 Natera, Inc.* 1,194
10 National HealthCare Corp. 1,363
145 Neogen Corp.* 867
9 Neurocrine Biosciences, Inc.* 1,369
28 Newamsterdam Pharma Co. NV
(Netherlands)* 1,156
25 Nuvalent, Inc., Class A* 2,734
90 Ocular Therapeutix, Inc.* 1,093
30 Omnicell, Inc.* 1,095
40 Option Care Health, Inc.* 1,244
17 Orion OYJ, Class B (Finland) 1,216
248 Oxford Biomedica PLC (United
Kingdom)* 2,070
1,385 Oxford Nanopore Technologies
PLC (United Kingdom)* 2,586
23 Penumbra, Inc.* 6,743
31 Pharma Mar SA (Spain)* 2,707
1,568 Pharming Group NV
(Netherlands)* 2,620
55 Pharvaris NV (Netherlands)* 1,561
40 Phreesia, Inc.* 820
1,037 PolyNovo Ltd. (Australia)* 836
13 Praxis Precision Medicines, Inc.* 2,554
445 Privia Health Group, Inc.* 10,845
74 Pro Medicus Ltd. (Australia) 12,935
30 PROCEPT BioRobotics Corp.* 950
55 Progyny, Inc.* 1,450
35 Protagonist Therapeutics, Inc.* 3,150
15 RadNet, Inc.* 1,242
281 Ramsay Health Care Ltd.
(Australia) 6,783
190 Recursion Pharmaceuticals, Inc.,
Class A* 880
13 Regeneron Pharmaceuticals, Inc. 10,142
32 Repligen Corp.* 5,473
14 ResMed, Inc. 3,582
85 REVOLUTION Medicines, Inc.* 6,610
71 Revvity, Inc. 7,413
230 Roivant Sciences Ltd.* 4,786
35 Scholar Rock Holding Corp.* 1,542
105 Schott Pharma AG & Co. KGaA
(Germany) 2,330
Shares Description Value
Common Stocks – (continued)
Health Care – (continued)
79 Sectra AB, Class B (Sweden) $ 2,417
31 Siegfried Holding AG
(Switzerland)* 2,780
40 SKAN Group AG (Switzerland) 2,453
25 Soleno Therapeutics, Inc.* 1,261
1,200 Spire Healthcare Group PLC
(United Kingdom)
(a)
3,649
6 STERIS PLC 1,598
40 Supernus Pharmaceuticals, Inc.* 1,824
359 Swedish Orphan Biovitrum AB
(Sweden)* 12,896
408 Takeda Pharmaceutical Co. Ltd.
(Japan) 11,781
20 Tarsus Pharmaceuticals, Inc.* 1,599
10 Tecan Group AG (Switzerland) 1,724
28 Teleflex, Inc. 3,204
15 Tempus AI, Inc.* 1,169
19 Tenet Healthcare Corp.* 4,120
159 TG Therapeutics, Inc.* 5,288
775 Tilray Brands, Inc. (Canada)* 630
35 Twist Bioscience Corp.* 1,120
312 UCB SA (Belgium) 87,083
4 UFP Technologies, Inc.* 907
6 United Therapeutics Corp.* 2,916
255 Universal Health Services, Inc.,
Class B 62,126
397 Valneva SE (France)* 1,854
70 Vaxcyte, Inc.* 3,473
18 Veeva Systems, Inc., Class A* 4,325
55 Veracyte, Inc.* 2,604
30 Vericel Corp.* 1,207
1,037 Vertex Pharmaceuticals, Inc.* 449,654
348 Viatris, Inc. 3,720
65 Viking Therapeutics, Inc.* 2,393
12 Virbac SACA (France) 5,125
40 Viridian Therapeutics, Inc.* 1,278
69 Waystar Holding Corp.* 2,547
7 West Pharmaceutical Services,
Inc. 1,941
40 Xenon Pharmaceuticals, Inc.
(Canada)* 1,789
19 Ypsomed Holding AG
(Switzerland) 7,821
52 Zealand Pharma A/S (Denmark)* 4,173
11 Zimmer Biomet Holdings, Inc. 1,073
3,311,380
Industrials – 12.9%
349 A O Smith Corp. 23,027
202 Aalberts NV (Netherlands) 6,494
28 AAON, Inc. 2,617
13 AAR Corp.* 1,082
25 ABM Industries, Inc. 1,075
33 Accelleron Industries AG
(Switzerland) 2,608
65 Ackermans & van Haaren NV
(Belgium) 16,626
19 ACS Actividades de
Construccion y Servicios SA
(Spain) 1,756

Goldman Sachs MSCI World Private Equity Return Tracker ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares Description Value
Common Stocks – (continued)
Industrials – (continued)
18 Acuity, Inc. $ 6,596
56 Adecco Group AG (Switzerland) 1,566
10 Advanced Drainage Systems,
Inc. 1,524
35 Aena SME SA (Spain)
(a)
953
157 Aeroports de Paris SA (France) 23,013
14 AeroVironment, Inc.* 3,912
120 AFRY AB (Sweden) 2,017
25 AGCO Corp. 2,649
105 Air Canada (Canada)* 1,433
120 Air France-KLM (France)* 1,469
481 Air Lease Corp. 30,750
25 Aker ASA, Class A (Norway) 1,951
7 Alamo Group, Inc. 1,123
15 Albany International Corp.,
Class A 715
345 Alight, Inc., Class A 797
90 Alimak Group AB (Sweden)
(a)
1,393
379 Allison Transmission Holdings,
Inc. 33,602
78 Amentum Holdings, Inc.* 2,233
74 ANDRITZ AG (Austria) 5,346
98 API Group Corp.* 3,877
19 Applied Industrial Technologies,
Inc. 4,918
75 AQ Group AB (Sweden) 1,510
241 Arcadis NV (Netherlands) 10,662
15 ArcBest Corp. 963
257 Archer Aviation, Inc., Class A* 2,002
19 Arcosa, Inc. 2,024
8 Argan, Inc. 3,162
121 Armstrong World Industries, Inc. 22,959
20 ATI, Inc.* 2,016
15 Atkore, Inc. 1,004
40 ATS Corp. (Canada)* 1,031
1,594 Auckland International Airport
Ltd. (New Zealand) 7,320
2,453 Aurizon Holdings Ltd.
(Australia) 5,759
161 Automatic Data Processing, Inc. 41,103
1,558 AutoStore Holdings Ltd.
(Norway)* 1,704
41 Avio SpA (Italy) 1,187
45 Avon Technologies PLC (United
Kingdom) 1,082
282 Azelis Group NV (Belgium) 3,039
10 AZZ, Inc. 1,054
435 Babcock International Group
PLC (United Kingdom) 6,530
16 Badger Infrastructure Solutions
Ltd. (Canada) 836
775 Balfour Beatty PLC (United
Kingdom) 7,229
75 Befesa SA (Spain)
(a)
2,392
85 Bilfinger SE (Germany) 10,023
265 Bodycote PLC (United
Kingdom) 2,228
28 Boise Cascade Co. 2,135
10 Boyd Group, Inc. (Canada) 1,680
25 Brady Corp., Class A 1,956
Shares Description Value
Common Stocks – (continued)
Industrials – (continued)
284 Brambles Ltd. (Australia) $ 4,481
255 Bravida Holding AB (Sweden)
(a)
2,164
15 Brink’s Co. (The) 1,685
2 Bucher Industries AG
(Switzerland) 892
175 Bufab AB (Sweden) 1,813
15 BWX Technologies, Inc. 2,683
7 CACI International, Inc., Class
A* 4,320
255 Cadeler A/S (Denmark)* 1,124
2,381 Canadian National Railway Co.
(Canada) 228,578
44 Canadian Pacific Kansas City
Ltd. (Canada) 3,195
70 Carel Industries SpA (Italy)
(a)
2,027
24 Carpenter Technology Corp. 7,645
174 Casella Waste Systems, Inc.,
Class A* 16,772
15 CBIZ, Inc.* 730
361 Centuri Holdings, Inc.* 8,119
12 Cewe Stiftung & Co. KGaA
(Germany) 1,437
15 Chart Industries, Inc.* 3,059
440 Chemring Group PLC (United
Kingdom) 2,807
225 Clarivate PLC* 846
45 Clarkson PLC (United Kingdom) 2,254
8 Clean Harbors, Inc.* 1,820
3,123 Cleanaway Waste Management
Ltd. (Australia) 5,509
55 Cohort PLC (United Kingdom) 794
2 Comfort Systems USA, Inc. 1,954
896 ComfortDelGro Corp. Ltd.
(Singapore) 996
30 Concentrix Corp. 1,086
50 Construcciones y Auxiliar de
Ferrocarriles SA (Spain) 3,151
12 Construction Partners, Inc., Class
A* 1,308
2,209 Copart, Inc.* 86,107
25 Core & Main, Inc., Class A* 1,209
45 CoreCivic, Inc.* 812
25 Crane Co. 4,581
7 CSW Industrials, Inc. 1,903
18 Curtiss-Wright Corp. 10,157
25 D/S Norden A/S (Denmark) 984
55 Danieli & C Officine
Meccaniche SpA (Italy) 2,155
50 Dayforce, Inc.* 3,455
15 Deme Group NV (Belgium) 2,423
344 Deutz AG (Germany) 3,174
203 Diploma PLC (United Kingdom) 14,699
140 DiscoverIE Group PLC (United
Kingdom) 1,098
152 DNOW, Inc.* 2,122
35 DO & CO AG (Austria) 7,742
43 Donaldson Co., Inc. 3,866
104 Douglas Dynamics, Inc. 3,360
8 Dover Corp. 1,482
115 Duerr AG (Germany) 2,600

Goldman Sachs MSCI World Private Equity Return Tracker ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares Description Value
Common Stocks – (continued)
Industrials – (continued)
8 Dycom Industries, Inc.* $ 2,892
465 easyJet PLC (United Kingdom) 3,077
105 Elecnor SA (Spain) 3,601
275 Electrolux Professional AB,
Class B (Sweden) 1,951
1,816 Element Fleet Management
Corp. (Canada) 48,499
191 Elis SA (France) 5,431
3 EMCOR Group, Inc. 1,845
740 Enav SpA (Italy)
(a)
3,930
98 EnerSys 14,025
11 Enpro, Inc. 2,451
17 Esab Corp. 1,908
14 ESCO Technologies, Inc. 2,981
15 Everus Construction Group,
Inc.* 1,379
10 Exail Technologies SA (France)* 880
82 ExlService Holdings, Inc.* 3,258
35 Exosens SAS (France) 1,704
900 Experian PLC 39,627
20 Exponent, Inc. 1,446
32 Federal Signal Corp. 3,648
435 FedEx Corp. 119,921
35 Ferrovial SE 2,293
175 Fincantieri SpA (Italy)* 3,455
70 Finning International, Inc.
(Canada) 3,754
930 Firstgroup PLC (United
Kingdom) 2,177
386 Flowserve Corp. 27,541
55 FLSmidth & Co. A/S (Denmark) 3,516
7 Flughafen Zurich AG
(Switzerland) 2,089
261 Fluidra SA (Spain) 7,239
110 Fluor Corp.* 4,722
40 Fortive Corp. 2,139
46 Fortune Brands Innovations, Inc. 2,375
15 Franklin Electric Co., Inc. 1,427
87 Fraport AG Frankfurt Airport
Services Worldwide (Germany)* 7,305
25 FTAI Aviation Ltd. 4,331
62 FTI Consulting, Inc.* 10,115
229 Fugro NV (Netherlands) 2,308
106 Gates Industrial Corp. PLC* 2,413
12 GATX Corp. 1,919
795 GE Vernova, Inc. 476,817
17 Generac Holdings, Inc.* 2,578
1,035 General Dynamics Corp. 353,587
65 Genpact Ltd. 2,864
375 Genuit Group PLC (United
Kingdom) 1,640
50 GEO Group, Inc. (The)* 788
26 Georg Fischer AG (Switzerland) 1,718
20 Gibraltar Industries, Inc.* 999
1,658 Grab Holdings Ltd., Class A
(Singapore)* 9,036
265 Grafton Group PLC (United
Kingdom) 3,320
15 Granite Construction, Inc. 1,613
20 Greenbrier Cos., Inc. (The) 890
Shares Description Value
Common Stocks – (continued)
Industrials – (continued)
10 Griffon Corp. $ 750
40 GXO Logistics, Inc.* 2,030
2,395 Hays PLC (United Kingdom) 1,828
65 Hayward Holdings, Inc.* 1,069
16 Heidrick & Struggles
International, Inc. 942
15 Herc Holdings, Inc. 2,014
30 Hexcel Corp. 2,287
25 Hiab OYJ (Finland) 1,436
35 Hillenbrand, Inc. 1,114
100 Hitachi Ltd. (Japan) 3,184
85 Hoegh Autoliners ASA (Norway) 749
780 Howden Joinery Group PLC
(United Kingdom) 8,692
40 Hub Group, Inc., Class A 1,543
5 Huber + Suhner AG
(Switzerland) 910
14 Huntington Ingalls Industries,
Inc. 4,391
78 Huron Consulting Group, Inc.* 12,840
430 Husqvarna AB, Class B (Sweden) 2,056
4 ID Logistics Group SACA
(France)* 1,787
5 IES Holdings, Inc.* 2,093
373 IMI PLC (United Kingdom) 12,029
20 Ingersoll Rand, Inc. 1,607
220 InPost SA (Poland)* 2,579
106 Interpump Group SpA (Italy) 5,388
45 INVISIO AB (Sweden) 1,240
70 Inwido AB (Sweden) 1,076
194 ISS A/S (Denmark) 6,415
41 ITT, Inc. 7,551
317 Iveco Group NV (Italy) 6,815
28 Japan Airport Terminal Co. Ltd.
(Japan) 812
20 JBT Marel Corp. 2,811
160 JET2 PLC (United Kingdom) 2,981
94 Joby Aviation, Inc.* 1,356
1,835 Johnson Service Group PLC
(United Kingdom) 3,438
31 JOST Werke SE (Germany) 1,867
6 Kadant, Inc. 1,669
25 Kalmar OYJ, Class B (Finland) 1,079
36 Kanematsu Corp. (Japan) 796
46 KBR, Inc. 1,896
100 Keller Group PLC (United
Kingdom) 2,152
45 Kennametal, Inc. 1,246
685 Kier Group PLC (United
Kingdom) 2,038
170 KION Group AG (Germany) 12,735
10 Kirby Corp.* 1,135
735 Knight-Swift Transportation
Holdings, Inc. 33,663
72 Kone OYJ, Class B (Finland) 4,892
46 Konecranes OYJ (Finland) 4,711
425 Kongsberg Gruppen ASA
(Norway) 10,074
539 Koninklijke BAM Groep NV
(Netherlands) 5,348

Goldman Sachs MSCI World Private Equity Return Tracker ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares Description Value
Common Stocks – (continued)
Industrials – (continued)
55 Koninklijke Heijmans N.V
(Netherlands) $ 3,836
37 Korn Ferry 2,433
83 Kratos Defense & Security
Solutions, Inc.* 6,316
33 Krones AG (Germany) 5,002
14 Landstar System, Inc. 1,832
30 Leonardo DRS, Inc. 1,025
1,537 Leonardo SpA (Italy) 83,676
8 Lincoln Electric Holdings, Inc. 1,915
90 Lindab International AB
(Sweden) 1,991
24 LISI SA (France) 1,366
13 Loar Holdings, Inc.* 890
142 Lockheed Martin Corp. 65,016
159 Logista Integral SA (Spain) 5,432
90 Loomis AB (Sweden) 3,626
120 Lyft, Inc., Class A* 2,524
440 Maire SpA (Italy) 6,480
25 ManpowerGroup, Inc. 719
286 MasTec, Inc.* 61,170
23 Maximus, Inc. 1,980
4 MBB SE (Germany) 846
10 McGrath RentCorp 1,031
72 MDA Space Ltd.* 1,250
25 Mercury Systems, Inc.* 1,747
157 Metlen Energy & Metals PLC
(Greece)* 8,035
2,305 Metso Corp. (Finland) 37,932
20 Middleby Corp. (The)* 2,364
1,955 Mitie Group PLC (United
Kingdom) 4,114
8 Moog, Inc., Class A 1,837
425 Morgan Advanced Materials PLC
(United Kingdom) 1,140
74 Morgan Sindall Group PLC
(United Kingdom) 4,657
1,320 MPC Container Ships ASA
(Norway) 2,339
14 MSA Safety, Inc. 2,258
25 MSC Industrial Direct Co., Inc.,
Class A 2,224
67 Mueller Industries, Inc. 7,361
280 Mullen Group Ltd. (Canada) 2,934
165 Munters Group AB (Sweden)
(a)
2,822
8 MYR Group, Inc.* 1,795
110 NCC AB, Class B (Sweden) 2,531
43 Nexans SA (France) 6,223
86 Nextpower, Inc., Class A* 7,879
67 NKT A/S (Denmark)* 8,058
240 Nolato AB, Class B (Sweden) 1,557
301 Nordex SE (Germany)* 9,020
55 Norma Group SE (Germany) 850
625 Norwegian Air Shuttle ASA
(Norway) 1,069
60 NuScale Power Corp.* 1,200
45 nVent Electric PLC 4,827
56 Oesterreichische Post AG
(Austria) 1,982
69 OPENLANE, Inc.* 1,755
Shares Description Value
Common Stocks – (continued)
Industrials – (continued)
47 Oshkosh Corp. $ 6,024
40 Owens Corning 4,530
1,355 Pagegroup PLC (United
Kingdom) 4,330
30 Palfinger AG (Austria) 1,135
29 Parsons Corp.* 2,456
18 Paylocity Holding Corp.* 2,652
215 Peab AB, Class B (Sweden) 1,817
23 Per Aarsleff Holding A/S
(Denmark) 2,602
15 Pfisterer Holding SE (Germany)* 1,283
103 Planet Labs PBC* 1,226
10 Plejd AB (Sweden)* 801
402 Plug Power, Inc.* 808
35 Porr AG (Austria) 1,233
5 Powell Industries, Inc. 1,616
17 Primoris Services Corp. 2,152
285 Prosegur Cia de Seguridad SA
(Spain) 948
11 Prysmian SpA (Italy) 1,102
700 QinetiQ Group PLC (United
Kingdom) 3,853
370 QXO, Inc.* 6,930
255 Randstad NV (Netherlands) 9,920
12 RBC Bearings, Inc.* 5,340
86 Recticel SA (Belgium) 907
28 Regal Rexnord Corp. 4,088
120 Renew Holdings PLC (United
Kingdom) 1,485
354 RENK Group AG (Germany) 20,727
65 Resideo Technologies, Inc.* 2,144
25 REV Group, Inc. 1,332
47 Rheinmetall AG (Germany) 80,755
59 Robert Half, Inc. 1,595
84 Rolls-Royce Holdings PLC
(United Kingdom) 1,189
2,390 Rotork PLC (United Kingdom) 10,659
715 RS GROUP PLC (United
Kingdom) 5,552
25 Rush Enterprises, Inc., Class A 1,302
40 Russel Metals, Inc. (Canada) 1,171
20 Ryder System, Inc. 3,464
1,423 Sacyr SA (Spain) 6,355
14 Saia, Inc.* 3,942
255 Schneider National, Inc., Class B 5,766
18 Science Applications
International Corp. 1,552
600 Senior PLC (United Kingdom) 1,452
70 Sensata Technologies Holding
PLC 2,245
1,540 Serco Group PLC (United
Kingdom) 5,216
269 SGH Ltd. (Australia) 8,342
108 Shoals Technologies Group, Inc.,
Class A* 906
448 SIA Engineering Co. Ltd.
(Singapore) 1,238
14 Siemens Energy AG (Germany)* 1,873
248 Signify NV
(a)
5,854
23 Simpson Manufacturing Co., Inc. 3,850

Goldman Sachs MSCI World Private Equity Return Tracker ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares Description Value
Common Stocks – (continued)
Industrials – (continued)
400 Singapore Technologies
Engineering Ltd. (Singapore) $ 2,563
7 SiteOne Landscape Supply, Inc.* 940
30 Sixt SE (Germany) 2,446
1,545 SKF AB, Class B (Sweden) 40,461
37 SMA Solar Technology AG
(Germany)* 1,486
1,478 Smiths Group PLC (United
Kingdom) 47,862
7 Snap-on, Inc. 2,380
65 Societe BIC SA (France) 3,715
167 SPIE SA (France) 9,055
18 SPX Technologies, Inc.* 3,871
80 SS&C Technologies Holdings,
Inc. 6,875
55 Stabilus SE (Germany) 1,337
4 Standex International Corp. 981
77 Stanley Black & Decker, Inc. 5,507
297 Stantec, Inc. (Canada) 28,632
15 Sterling Infrastructure, Inc.* 5,165
30 Stolt-Nielsen Ltd. (Norway) 1,009
1,845 Storskogen Group AB, Class B
(Sweden) 2,200
5 Sulzer AG (Switzerland) 873
284 Sweco AB, Class B (Sweden) 4,842
315 Swire Pacific Ltd., Class A
(Hong Kong) 2,701
20 Symbotic, Inc.* 1,675
685 Techtronic Industries Co. Ltd.
(Hong Kong) 8,015
62 Teleperformance SE (France) 4,263
30 Terex Corp. 1,386
410 Tetra Tech, Inc. 14,243
112 THK Co. Ltd. (Japan) 2,870
525 Time Interconnect Technology
Ltd. (Hong Kong) 1,115
29 Timken Co. (The) 2,360
75 TKH Group NV (Netherlands) 3,337
59 Tkms AG& Co. KGaA
(Germany)* 4,488
234 TOMRA Systems ASA (Norway) 2,895
15 Toro Co. (The) 1,046
305 Travis Perkins PLC (United
Kingdom) 2,572
42 Trex Co., Inc.* 1,469
245 Trinity Industries, Inc. 6,497
35 Tutor Perini Corp.* 2,399
41 UFP Industries, Inc. 3,813
43 U-Haul Holding Co. 2,069
10 UniFirst Corp. 1,725
193 Union Pacific Corp. 44,743
99 Valmet OYJ (Finland) 3,230
6 Valmont Industries, Inc. 2,478
37 VAT Group AG (Switzerland)
(a)
16,285
24 VBG Group AB, Class B
(Sweden) 984
18 Verisk Analytics, Inc. 4,051
300 Vesuvius PLC (United Kingdom) 1,520
10 Vicor Corp.* 894
207 Volex PLC (United Kingdom) 1,085
Shares Description Value
Common Stocks – (continued)
Industrials – (continued)
300 Volution Group PLC (United
Kingdom) $ 2,512
23 Vossloh AG (Germany) 1,847
10 VSE Corp. 1,802
65 Wacker Neuson SE (Germany) 1,433
134 Wallenius Wilhelmsen ASA
(Norway) 1,208
15 Watts Water Technologies, Inc.,
Class A 4,138
638 Webuild SpA (Italy) 2,504
399 Weir Group PLC (The) (United
Kingdom) 14,655
271 Werner Enterprises, Inc. 6,927
19 WESCO International, Inc. 5,081
12 Westinghouse Air Brake
Technologies Corp. 2,503
151 Woodward, Inc. 45,305
20 Worthington Enterprises, Inc. 1,097
30 XPO, Inc.* 4,262
400 Yangzijiang Shipbuilding
Holdings Ltd. (China) 1,035
350 Zigup PLC (United Kingdom) 1,593
59 Zurn Elkay Water Solutions
Corp. 2,814
3,261,135
Information Technology – 21.1%
65 A10 Networks, Inc. 1,119
33 Abaxx Technologies, Inc.
(Canada)* 1,347
54 Accenture PLC, Class A 13,500
60 ACI Worldwide, Inc.* 2,812
50 ACM Research, Inc., Class A* 1,671
301 Addnode Group AB (Sweden) 3,147
70 Adeia, Inc. 866
8 Adesso SE (Germany) 891
811 Adobe, Inc.* 259,625
170 Advanced Energy Industries, Inc. 35,902
184 Advanced Micro Devices, Inc.* 40,026
22 Agilysys, Inc.* 2,705
325 AIXTRON SE (Germany) 6,767
89 Akamai Technologies, Inc.* 7,967
25 Alarm.com Holdings, Inc.* 1,299
610 Alfa Financial Software Holdings
PLC (United Kingdom)
(a)
1,839
60 Alkami Technology, Inc.* 1,279
590 Allegro MicroSystems, Inc.
(Japan)* 15,747
26 ALSO Holding AG (Switzerland) 6,913
70 Alten SA (France) 5,463
35 Ambarella, Inc.* 2,596
115 Amkor Technology, Inc. 4,185
2,751 Amphenol Corp., Class A 387,616
79 Amplitude, Inc., Class A* 812
50 Analog Devices, Inc. 13,267
19 Appfolio, Inc., Class A* 4,337
20 Appian Corp., Class A* 808
102 Apple, Inc. 28,443
130 Applied Digital Corp.* 3,523
63 Applied Materials, Inc. 15,892

Goldman Sachs MSCI World Private Equity Return Tracker ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares Description Value
Common Stocks – (continued)
Information Technology – (continued)
118 Arista Networks, Inc.* $ 15,420
85 Arlo Technologies, Inc.* 1,233
35 Arrow Electronics, Inc.* 3,780
30 ASGN, Inc.* 1,350
38 ASM International NV
(Netherlands) 20,922
95 ASML Holding NV
(Netherlands) 99,602
602 Astera Labs, Inc.* 94,857
28 Atoss Software SE (Germany) 3,743
968 Aurora Innovation, Inc.* 4,056
118 AvePoint, Inc.* 1,534
368 Avnet, Inc. 17,484
30 Axcelis Technologies, Inc.* 2,483
25 Badger Meter, Inc. 4,464
273 Barco NV (Belgium) 3,897
331 BE Semiconductor Industries NV
(Netherlands) 49,900
235 Bechtle AG (Germany) 12,109
5 Bel Fuse, Inc., Class B 770
23 Belden, Inc. 2,608
35 Benchmark Electronics, Inc. 1,573
226 BigBear.ai Holdings, Inc.* 1,433
79 BILL Holdings, Inc.* 3,962
549 Bitfarms Ltd. (Canada)* 1,926
25 Blackbaud, Inc.* 1,410
495 BlackBerry Ltd. (Canada)* 2,024
30 BlackLine, Inc.* 1,710
75 Box, Inc., Class A* 2,216
359 Braze, Inc., Class A* 10,303
1,472 Broadcom, Inc. 593,157
105 C3.ai, Inc., Class A* 1,517
54 Calix, Inc.* 2,985
115 CANCOM SE (Germany) 3,563
474 CCC Intelligent Solutions
Holdings, Inc.* 3,531
233 Celestica, Inc. (Canada)* 80,245
80 Cerillion PLC (United Kingdom) 1,431
204 CGI, Inc. (Canada) 18,214
173 Check Point Software
Technologies Ltd. (Israel)* 32,311
639 Ciena Corp.* 130,490
269 Cipher Mining, Inc.* 5,474
48 Cirrus Logic, Inc.* 5,776
136 Citizen Watch Co. Ltd. (Japan) 1,125
260 Cleanspark, Inc.* 3,926
65 Clear Secure, Inc., Class A 2,308
254 Clearwater Analytics Holdings,
Inc., Class A* 5,603
151 Cognex Corp. 5,753
76 Cognizant Technology Solutions
Corp., Class A 5,906
90 Coherent Corp.* 14,783
45 Cohu, Inc.* 1,094
33 Comet Holding AG (Switzerland) 7,899
110 CommScope Holding Co., Inc.* 2,171
38 Commvault Systems, Inc.* 4,693
287 Computacenter PLC (United
Kingdom) 11,294
145 Confluent, Inc., Class A* 3,226
Shares Description Value
Common Stocks – (continued)
Information Technology – (continued)
5 Constellation Software, Inc.
(Canada) $ 12,131
127 Core Scientific, Inc.* 2,145
250 Cowell e Holdings, Inc. (Hong
Kong)* 958
30 Crane NXT Co. 1,689
12 Credo Technology Group
Holding Ltd.* 2,131
11 Crowdstrike Holdings, Inc.,
Class A* 5,601
25 CTS Corp. 1,058
70 CyberArk Software Ltd.* 32,101
1,289 Dassault Systemes (France) 36,067
16 Descartes Systems Group, Inc.
(The) (Canada)* 1,317
35 Digi International, Inc.* 1,464
35 DigitalOcean Holdings, Inc.* 1,558
45 Diodes, Inc.* 2,079
24 Docusign, Inc.* 1,664
55 Dolby Laboratories, Inc., Class A 3,710
108 Dropbox, Inc., Class A* 3,227
175 D-Wave Quantum, Inc.
(Canada)* 3,967
135 DXC Technology Co.* 1,782
23 Dynatrace, Inc.* 1,025
310 Dynavox Group AB (Sweden)* 3,241
45 Elastic NV* 3,174
23 Elmos Semiconductor SE
(Germany) 2,605
75 Enphase Energy, Inc.* 2,164
53 EPAM Systems, Inc.* 9,911
25 ePlus, Inc. 2,240
75 Extreme Networks, Inc.* 1,313
8 F5, Inc.* 1,913
32 Fabrinet (Thailand)* 14,701
109 Fair Isaac Corp.* 196,835
120 Fastly, Inc., Class A* 1,399
17 First Solar, Inc.* 4,640
45 Five9, Inc.* 882
70 FormFactor, Inc.* 3,851
165 Freshworks, Inc., Class A* 2,003
80 GFT Technologies SE (Germany) 1,757
115 Gitlab, Inc., Class A* 4,722
67 Guidewire Software, Inc.* 14,471
1,639 Halma PLC (United Kingdom) 77,312
100 Harmonic, Inc.* 956
148 HMS Networks AB (Sweden)* 7,394
85 Hut 8 Corp. (Canada)* 3,825
15 Impinj, Inc.* 2,578
360 Indra Sistemas SA (Spain) 19,219
15 Inficon Holding AG
(Switzerland) 1,876
25 Insight Enterprises, Inc.* 2,164
49 Intapp, Inc.* 2,116
468 Intel Corp.* 18,982
14 InterDigital, Inc. 5,009
9 Intuit, Inc. 5,707
225 IONOS Group SE (Germany)* 7,272
22 IonQ, Inc.* 1,085
25 IPG Photonics Corp.* 1,991

Goldman Sachs MSCI World Private Equity Return Tracker ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares Description Value
Common Stocks – (continued)
Information Technology – (continued)
25 Itron, Inc.* $ 2,476
70 Jamf Holding Corp.* 905
235 Jenoptik AG (Germany) 5,384
86 JFrog Ltd.* 5,244
390 Kainos Group PLC (United
Kingdom) 5,390
12 Keysight Technologies, Inc.* 2,375
128 Kinaxis, Inc. (Canada)* 16,033
726 Kitron ASA (Norway) 4,329
110 Klaviyo, Inc., Class A* 3,142
80 Knowles Corp.* 1,798
95 Kontron AG (Austria) 2,659
50 Kulicke & Soffa Industries, Inc.
(Singapore) 2,256
130 Kyndryl Holdings, Inc.* 3,358
812 Kyocera Corp. (Japan) 11,120
903 Lagercrantz Group AB, Class B
(Sweden) 20,699
24 Landis+Gyr Group AG
(Switzerland)* 1,554
32 Lasertec Corp. (Japan) 5,758
115 Lattice Semiconductor Corp.* 8,074
67 Life360, Inc.* 5,334
145 Lightspeed Commerce, Inc.
(Canada)* 1,634
1,130 LINK Mobility Group Holding
ASA (Norway)* 3,397
22 Littelfuse, Inc. 5,632
60 LiveRamp Holdings, Inc.* 1,731
39 Lumentum Holdings, Inc.* 12,681
56 MACOM Technology Solutions
Holdings, Inc.* 9,799
50 Manhattan Associates, Inc.* 8,823
270 MARA Holdings, Inc.* 3,189
3,904 Marvell Technology, Inc. 349,018
70 MaxLinear, Inc.* 1,090
155 Micron Technology, Inc. 36,654
980 Microsoft Corp. 482,170
198 Mirion Technologies, Inc.* 5,152
40 MKS, Inc. 6,256
6 MongoDB, Inc.* 1,994
4 Monolithic Power Systems, Inc. 3,713
416 Mycronic AB (Sweden) 9,615
37 Nagarro SE (Germany) 3,158
30 Napco Security Technologies,
Inc. 1,212
147 Navitas Semiconductor Corp.* 1,285
61 Nayax Ltd. (Israel)* 2,708
465 NCAB Group AB (Sweden)* 2,588
85 nCino, Inc.* 2,100
80 NCR Voyix Corp.* 809
261 Nemetschek SE (Germany) 29,155
185 Netcompany Group A/S
(Denmark)*
(a)
9,291
75 NetScout Systems, Inc.* 2,016
278 Next Vision Stabilized Systems
Ltd. (Israel) 12,006
50 Nice Ltd. (Israel)* 5,214
40 nLight, Inc.* 1,409
159 NORBIT ASA (Norway) 2,780
Shares Description Value
Common Stocks – (continued)
Information Technology – (continued)
260 Nordic Semiconductor ASA
(Norway)* $ 3,450
20 Novanta, Inc.* 2,273
772 NVIDIA Corp. 136,644
21 Okta, Inc.* 1,687
300 Omron Corp. (Japan) 7,688
41 ON Semiconductor Corp.* 2,060
181 Ondas Holdings, Inc.* 1,430
145 One Software Technologies Ltd.
(Israel) 3,780
359 Onestream, Inc.* 7,478
45 Onto Innovation, Inc.* 6,442
9 OSI Systems, Inc.* 2,438
40 Ouster, Inc.* 918
255 Oxford Instruments PLC (United
Kingdom) 6,663
2,985 Palantir Technologies, Inc., Class
A* 502,823
49 Palo Alto Networks, Inc.* 9,316
30 PAR Technology Corp.* 1,035
50 Pegasystems, Inc. 2,739
65 Photronics, Inc.* 1,489
50 Planisware SA (France) 1,236
25 Plexus Corp.* 3,574
50 Power Integrations, Inc. 1,680
95 Procore Technologies, Inc.* 7,036
25 Progress Software Corp.* 1,035
15 Pure Storage, Inc., Class A* 1,334
32 Q2 Holdings, Inc.* 2,308
80 Qorvo, Inc.* 6,871
85 QT Group OYJ (Finland)* 3,163
163 Qualys, Inc.* 22,959
179 Quantum Computing, Inc.* 2,094
105 Ralliant Corp. 5,184
95 Rambus, Inc.* 9,079
196 Raspberry PI Holdings PLC
(United Kingdom)* 846
28 Renishaw PLC (United
Kingdom) 1,287
102 Reply SpA (Italy) 13,566
278 Rigetti Computing, Inc.* 7,108
45 RingCentral, Inc., Class A* 1,271
290 Riot Platforms, Inc.* 4,678
15 Rogers Corp.* 1,257
7 Roper Technologies, Inc. 3,124
73 Rubrik, Inc., Class A* 5,060
3,506 Sage Group PLC (The) (United
Kingdom) 49,915
73 Salesforce, Inc. 16,829
24 Samsara, Inc., Class A* 913
132 Sandisk Corp.* 29,473
104 Sanmina Corp.* 16,241
698 SAP SE (Germany) 168,939
99 ScanSource, Inc.* 4,071
5 Secunet Security Networks AG
(Germany) 1,078
45 Semtech Corp.* 3,337
1,385 SentinelOne, Inc., Class A* 22,451
9 ServiceNow, Inc.* 7,312
20 ServiceTitan, Inc., Class A* 1,787

Goldman Sachs MSCI World Private Equity Return Tracker ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares Description Value
Common Stocks – (continued)
Information Technology – (continued)
15 Sesa SpA (Italy) $ 1,468
193 Shopify, Inc., Class A (Canada)* 30,904
30 Silicon Laboratories, Inc.* 3,827
35 Siltronic AG (Germany) 1,995
1,798 Sinch AB*
(a)
5,481
19 SiTime Corp.* 5,656
140 Skyworks Solutions, Inc. 9,233
586 Softcat PLC (United Kingdom) 11,235
142 Softwareone Holding AG
(Germany) 1,573
35 SOITEC (France)* 1,078
31 SolarEdge Technologies, Inc.* 1,132
20 Sopra Steria Group (France) 3,057
310 SoundHound AI, Inc., Class A* 3,736
34 SPS Commerce, Inc.* 2,833
19 Strategy, Inc.* 3,366
55 SUSS MicroTec SE (Germany) 2,180
25 Synaptics, Inc.* 1,713
20 Synopsys, Inc.* 8,360
136 Taiyo Yuden Co. Ltd. (Japan) 2,840
48 TD SYNNEX Corp. 7,319
24 TE Connectivity PLC
(Switzerland) 5,428
389 TeamViewer SE (Germany)* 2,607
100 Technology One Ltd. (Australia) 1,974
305 Technoprobe SpA (Italy)* 4,481
5 Teledyne Technologies, Inc.* 2,498
65 Tenable Holdings, Inc.* 1,724
55 Teradata Corp.* 1,575
18 Teradyne, Inc. 3,274
170 Terawulf, Inc.* 2,637
205 TietoEVRY OYJ (Finland) 4,259
165 TomTom NV (Netherlands)* 1,023
12 Tower Semiconductor Ltd.
(Israel)* 1,272
23 Trimble, Inc.* 1,873
764 Truecaller AB, Class B (Sweden) 2,025
61 TTM Technologies, Inc.* 4,281
20 Twilio, Inc., Class A* 2,594
2 Tyler Technologies, Inc.* 939
355 UiPath, Inc., Class A* 4,920
165 Unity Software, Inc.* 7,016
40 Universal Display Corp. 4,757
510 Varonis Systems, Inc.* 16,866
55 Veeco Instruments, Inc.* 1,608
336 VeriSign, Inc. 84,669
75 Viasat, Inc.* 2,575
135 Viavi Solutions, Inc.* 2,422
100 Vishay Intertechnology, Inc. 1,367
75 Vitec Software Group AB, Class
B (Sweden) 2,486
90 Vontier Corp. 3,265
33 VusionGroup (France) 7,997
50 Wiit SpA (Italy) 1,115
130 WiseTech Global Ltd. (Australia) 6,225
6 Workday, Inc., Class A* 1,294
25 Workiva, Inc.* 2,314
75 Xero Ltd. (New Zealand)* 6,013
215 Yubico AB (Sweden)* 2,034
Shares Description Value
Common Stocks – (continued)
Information Technology – (continued)
145 Zeta Global Holdings Corp.,
Class A* $ 2,646
44 Zoom Communications, Inc.,
Class A* 3,738
5,305,983
Materials – 4.2%
277 Acerinox SA 3,912
84 Air Liquide SA (France) 16,097
40 Albemarle Corp. 5,200
104 Alcoa Corp. 4,341
5 Alpha Metallurgical Resources,
Inc.* 796
6 AlzChem Group AG (Germany) 897
95 AMG Critical Materials NV
(Netherlands) 2,915
1,786 Antofagasta PLC (Chile) 65,267
56 APERAM SA (Luxembourg) 2,155
15 AptarGroup, Inc. 1,871
1,985 ArcelorMittal (Luxembourg) 85,651
73 Arkema SA (France) 4,444
20 Ashland, Inc. 1,058
446 ATALAYA MINING COPPER
SA (Spain) 4,202
28 Aurubis AG (Germany) 3,873
30 Avient Corp. 918
52 Axalta Coating Systems Ltd.* 1,567
8 Balchem Corp. 1,250
7,710 Barrick Mining Corp. (Canada) 323,156
15 Cabot Corp. 939
206 Capricorn Metals Ltd.
(Australia)* 1,979
45 Celanese Corp. 1,874
133 Cementir Holding NV
(Denmark) 2,683
356 Clariant AG (Switzerland)* 3,228
170 Cleveland-Cliffs, Inc.* 2,217
176 Coeur Mining, Inc.* 3,040
50 Commercial Metals Co. 3,189
569 Constellium SE* 9,565
240 Corbion NV (Netherlands) 5,367
22 Corteva, Inc. 1,484
21 Crown Holdings, Inc. 2,033
20 DuPont de Nemours, Inc. 795
106 Eagle Materials, Inc. 23,714
45 Eastman Chemical Co. 2,794
490 Ecolab, Inc. 134,828
70 Element Solutions, Inc. 1,814
291 Endeavour Mining PLC (Ivory
Coast) 13,457
200 Evolution Mining Ltd.
(Australia) 1,558
438 Fresnillo PLC (Mexico) 15,286
100 Graphic Packaging Holding Co. 1,618
15 HB Fuller Co. 874
215 Hecla Mining Co. 3,616
634 Hochschild Mining PLC (Peru) 3,385
1,792 Hudbay Minerals, Inc. (Canada) 30,607
51 Huhtamaki OYJ (Finland) 1,758
43 Imerys SA (France) 1,179

Goldman Sachs MSCI World Private Equity Return Tracker ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares Description Value
Common Stocks – (continued)
Materials – (continued)
2,271 International Paper Co. $ 89,659
400 JX Advanced Metals Corp.
(Japan) 4,278
148 K+S AG (Germany) 2,015
59 Kemira OYJ (Finland) 1,319
20 Knife River Corp.* 1,497
74 LANXESS AG (Germany) 1,500
20 Louisiana-Pacific Corp. 1,640
306 Lynas Rare Earths Ltd.
(Australia)* 2,904
196 Mitsubishi Chemical Group
Corp. (Japan) 1,107
75 Mondi PLC (Austria) 863
170 Mosaic Co. (The) 4,163
25 MP Materials Corp.* 1,549
361 Navigator Co. SA (The)
(Portugal) 1,274
36 NewMarket Corp. 27,487
59 Newmont Corp. 5,353
3,416 Norsk Hydro ASA (Norway) 24,450
134 Novonesis Novozymes B, Class
B (Denmark) 8,362
18 Nucor Corp. 2,871
285 OCI NV (Netherlands)* 1,123
9,180 Pan African Resources PLC
(South Africa) 12,164
45 Perimeter Solutions, Inc.* 1,255
1 Robertet SA (France) 1,021
21 Royal Gold, Inc. 4,281
30 Sealed Air Corp. 1,288
511 SIG Group AG (Switzerland)* 6,195
25 Silgan Holdings, Inc. 991
86 SOL SpA (Italy) 4,975
49 Solstice Advanced Materials,
Inc.* 2,336
25 Solvay SA (Belgium) 798
35 Sonoco Products Co. 1,476
198 SSAB AB, Class B (Sweden) 1,390
7 Steel Dynamics, Inc. 1,175
104 Sumitomo Metal Mining Co. Ltd.
(Japan) 3,420
460 thyssenkrupp AG (Germany) 5,024
84 Umicore SA (Belgium) 1,477
21 Vicat SACA (France) 1,723
23 Vidrala SA (Spain) 2,237
295 voestalpine AG (Austria) 12,722
16 Wacker Chemie AG (Germany) 1,231
25 Warrior Met Coal, Inc. 1,957
1,057,001
Real Estate – 2.3%
7 Altarea SCA REIT (France) 856
608 Apple Hospitality REIT, Inc.
REIT 7,229
16 ARGAN SA REIT (France) 1,214
468 Aroundtown SA (Germany)* 1,612
2,196 CapitaLand Ascendas REIT
(Singapore) 4,765
1,011 CareTrust REIT, Inc. REIT 37,943
81 Carmila SA REIT (France)* 1,609
Shares Description Value
Common Stocks – (continued)
Real Estate – (continued)
185 CK Asset Holdings Ltd. (Hong
Kong) $ 949
169 Colonial SFL Socimi SA REIT
(Spain) 1,035
1,918 CoStar Group, Inc.* 131,958
1,000 Hang Lung Group Ltd. (Hong
Kong) 2,008
3,113 Host Hotels & Resorts, Inc.
REIT 54,882
44 ICADE REIT (France) 1,084
32 Jones Lang LaSalle, Inc.* 10,422
1,200 Keppel REIT (Singapore) 982
337 LondonMetric Property PLC
REIT (United Kingdom) 840
2,000 Mapletree Logistics Trust REIT
(Singapore) 2,038
120 Mercialys SA REIT (France) 1,526
190 Merlin Properties Socimi SA
REIT (Spain) 2,805
2,390 PRS REIT PLC (The) REIT
(United Kingdom) 3,623
3,955 Realty Income Corp. REIT 227,848
159 Ryman Hospitality Properties,
Inc. REIT 15,173
635 Sun Hung Kai Properties Ltd.
(Hong Kong) 8,042
928 Suntec Real Estate Investment
Trust REIT (Singapore) 982
112 TAG Immobilien AG (Germany) 1,911
1,425 UDR, Inc. REIT 51,898
575,234
Utilities – 0.4%
263 ALLETE, Inc. 17,784
92 Clearway Energy, Inc., Class A 3,146
380 Clearway Energy, Inc., Class C 13,916
376 Enagas SA (Spain) 6,216
70 EVN AG (Austria) 2,157
23 Grenergy Renovables SA
(Spain)* 1,820
184 Iberdrola SA (Spain) 3,883
44 Nippon Gas Co. Ltd. (Japan) 859
120 Solaria Energia y Medio
Ambiente SA (Spain)* 2,321
3,088 United Utilities Group PLC
(United Kingdom) 50,613
102,715
TOTAL COMMON STOCKS
(Cost $19,897,076)
20,118,056
Shares Description Dividend Rate Value
aa
Preferred Stocks – 0.1%
Chemicals – 0.0%
56 FUCHS SE 2.98% 2,555
Ground Transportation – 0.0%
75 Sixt SE 5.23 4,526

Goldman Sachs MSCI World Private Equity Return Tracker ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Additional Investment Information
**End swaps header**
Shares Description Dividend Rate Value
aa
Preferred Stocks – (continued)
Health Care Equipment & Supplies – 0.0%
25 Draegerwerk AG
& Co. KGaA 2.88% $ 2,043
Household Products – 0.1%
187 Henkel AG & Co.
KGaA 2.93 15,100
Machinery – 0.0%
113 Jungheinrich AG 2.31 4,538
TOTAL PREFERRED STOCKS
(Cost $28,957)
28,762
Units Description Expiration Month Value
aa
Right – 0.0%
Communication Services – 0.0%
244 Eutelsat
Communications
SACA*
(Cost $182)
12/25 164
Shares Dividend Rate Value
aa
Investment Company – 17.7%
(b)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
4,460,222 3.928% $ 4,460,222
(Cost $4,460,222)
TOTAL INVESTMENTS – 97.6%
(Cost $24,386,437)
$ 24,607,204
OTHER ASSETS IN EXCESS OF LIABILITIES
– 2.4%
610,516
NET ASSETS – 100.0%
$ 25,217,720
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) Exempt from registration under Rule 144A of the Securities
Act of 1933.
(b) Represents an affiliated issuer.
Investment Abbreviations:
ADR — American Depositary Receipt
LP — Limited Partnership
PLC — Public Limited Company
REIT — Real Estate Investment Trust
OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS
Reference Obligation/Index
Financing Rate
Received (Paid) by
the Fund Counterparty
Termination
Date
(a)
Notional
Amount (000's)
Upfront
Premium
(Received) Paid
Unrealized
Appreciation/
(Depreciation)*
MXWL 1.000%
(b)
JPMorgan Chase 11/18/2026 $ 10,981 $ – $ 89,788
MXWS 1.000%
(b)
JPMorgan Chase 11/18/2026 6,469 – (58,251)
TOTAL $ 31,537
* There are no upfront payments on the swap contracts, therefore the unrealized gain (loss) on the swap contracts is equal to their market value.
(a) The Fund pays/receives annual coupon payments in accordance with the swap contract. On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security, converted to U.S. Dollars).
(b) Payments made quarterly.

Goldman Sachs Small Cap Equity ETF
Schedule of Investments
November 30, 2025 (Unaudited)
Shares Description Value
Common Stocks – 98.7%
Consumer Discretionary – 12 .8%
11,843 Black Rock Coffee Bar, Inc.,
Class A* $ 269,428
11,344 Boot Barn Holdings, Inc.* 2,198,694
10,526 Five Below, Inc.* 1,735,632
3,969 Installed Building Products, Inc. 1,063,771
15,668 Kontoor Brands, Inc. 1,164,916
14,046 M/I Homes, Inc.* 1,932,589
31,837 Meritage Homes Corp. 2,326,648
20,211 Modine Manufacturing Co.* 3,276,810
11,887 Ollie's Bargain Outlet Holdings,
Inc.* 1,463,409
15,798 Patrick Industries, Inc. 1,709,660
9,816 Visteon Corp. 1,013,502
39,103 Warby Parker, Inc., Class A* 774,630
18,929,689
Consumer Staples – 0 .8%
33,368 Primo Brands Corp., Class A 523,544
22,119 Vital Farms, Inc.* 723,291
1,246,835
Energy – 2 .0%
33,724 Archrock, Inc. 827,587
26,131 CNX Resources Corp.* 1,014,928
26,537 Matador Resources Co. 1,125,169
2,967,684
Financials – 18 .4%
39,669 Atlantic Union Bankshares Corp. 1,342,002
25,089 Banner Corp. 1,575,840
55,720 Cadence Bank 2,219,885
52,022 Columbia Banking System, Inc. 1,442,050
37,145 First Merchants Corp. 1,368,422
39,499 Glacier Bancorp, Inc. 1,670,808
10,754 Hamilton Lane, Inc., Class A 1,332,797
7,665 Hanover Insurance Group, Inc.
(The) 1,422,241
7,652 Neptune Insurance Holdings,
Inc., Class A* 178,444
53,653 NMI Holdings, Inc.* 2,046,862
13,234 PennyMac Financial Services,
Inc. 1,780,899
94,303 Perella Weinberg Partners 1,721,973
6,105 Pinnacle Financial Partners, Inc. 559,706
9,540 Piper Sandler Cos. 3,204,486
9,436 PJT Partners, Inc., Class A 1,585,342
42,720 Skyward Specialty Insurance
Group, Inc.* 2,091,571
18,868 Southsate Bank Corp. 1,688,875
27,232,203
Health Care – 17 .9%
54,796 10X Genomics, Inc., Class A* 1,030,713
50,562 Alkermes PLC* 1,495,624
27,960 AtriCure, Inc.* 1,009,915
18,135 Bridgebio Pharma, Inc.* 1,305,901
44,197 Dynavax Technologies Corp.* 502,520
11,499 GeneDx Holdings Corp.* 1,919,758
14,998 Glaukos Corp.* 1,594,137
11,559 iRhythm Technologies, Inc.* 2,173,208
5,671 Krystal Biotech, Inc.* 1,236,278
Shares Description Value
Common Stocks – (continued)
Health Care – (continued)
6,259 Ligand Pharmaceuticals, Inc.* 1,271,704
19,672 Merit Medical Systems, Inc.* 1,703,398
18,488 RadNet, Inc.* 1,530,621
10,079 Repligen Corp.* 1,723,711
18,448 REVOLUTION Medicines, Inc.* 1,434,516
9,266 Rhythm Pharmaceuticals, Inc.* 1,010,828
20,550 Supernus Pharmaceuticals, Inc.* 936,874
7,458 TransMedics Group, Inc.* 1,091,180
30,478 Veracyte, Inc.* 1,442,829
47,468 WaVe Life Sciences Ltd.* 368,352
45,636 Waystar Holding Corp.* 1,684,425
26,466,492
Industrials – 22 .3%
32,153 Alliance Laundry Holdings, Inc.* 764,277
15,178 Arcosa, Inc. 1,617,064
24,063 ATI, Inc.* 2,425,550
55,144 Centuri Holdings, Inc.* 1,240,189
8,148 Enpro, Inc. 1,815,782
12,833 Esab Corp. 1,440,376
8,142 ESCO Technologies, Inc. 1,733,513
20,650 Federal Signal Corp. 2,354,100
67,214 Gates Industrial Corp. PLC* 1,529,791
13,069 Granite Construction, Inc. 1,405,310
22,654 Kratos Defense & Security
Solutions, Inc.* 1,723,969
10,458 Loar Holdings, Inc.* 715,850
16,159 Mercury Systems, Inc.* 1,129,352
11,218 Moog, Inc., Class A 2,576,550
11,912 MYR Group, Inc.* 2,672,100
17,116 Parsons Corp.* 1,449,383
14,679 SPX Technologies, Inc.* 3,156,572
12,656 Standex International Corp. 3,102,745
32,852,473
Information Technology – 17 .0%
7,210 Advanced Energy Industries, Inc. 1,522,680
48,274 Allegro MicroSystems, Inc.
(Japan)* 1,288,433
14,974 Belden, Inc. 1,698,052
12,240 Commvault Systems, Inc.* 1,511,640
35,446 DigitalOcean Holdings, Inc.* 1,578,056
22,511 FormFactor, Inc.* 1,238,555
7,833 Impinj, Inc.* 1,346,258
23,048 Intapp, Inc.* 995,443
33,679 JFrog Ltd.* 2,053,745
4,366 Littelfuse, Inc. 1,117,783
17,016 MACOM Technology Solutions
Holdings, Inc.* 2,977,630
60,275 Mirion Technologies, Inc.* 1,568,356
13,345 Onto Innovation, Inc.* 1,910,470
11,910 Semtech Corp.* 883,246
7,559 SiTime Corp.* 2,250,314
12,518 Workiva, Inc.* 1,158,666
25,099,327
Materials – 2 .8%
62,741 Coeur Mining, Inc.* 1,083,537
22,870 Commercial Metals Co. 1,458,649
39,634 Graphic Packaging Holding Co. 641,278

Goldman Sachs Small Cap Equity ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
**End swaps header**
Shares Description Value
Common Stocks – (continued)
Materials – (continued)
17,839 HB Fuller Co. 1,039,657
4,223,121
Real Estate – 3 .7%
74,451 Independence Realty Trust, Inc.
REIT 1,276,835
35,533 InvenTrust Properties Corp.
REIT 1,014,112
91,495 Newmark Group, Inc., Class A 1,590,183
24,956 Terreno Realty Corp. REIT 1,566,987
5,448,117
Utilities – 1 .0%
16,571 Spire, Inc. 1,469,185
TOTAL COMMON STOCKS
(Cost $128,517,176)
145,935,126
Shares Dividend Rate Value
aa
Investment Company – 1.3%
(a)
Goldman Sachs Financial Square Treasury
Obligations Fund – Institutional Shares
1,884,477 3.902% 1,884,477
(Cost $1,884,477)
TOTAL INVESTMENTS – 100.0%
(Cost $130,401,653)
$ 147,819,603
OTHER ASSETS IN EXCESS OF LIABILITIES
– 0.0%
28,015
NET ASSETS – 100.0%
$ 147,847,618
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) Represents an affiliated issuer.
Investment Abbreviations:
PLC — Public Limited Company
REIT — Real Estate Investment Trust

Goldman Sachs Equity ETFs
Schedule of Investments
November 30, 2025 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The Funds’ valuation policy is to value investments at fair value.
Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:
Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable
(including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;
Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).
The Board of Trustees (“Trustees”) has approved valuation procedures that govern the valuation of the portfolio investments held by the Funds (“Valuation Procedures)”, including investments for which market quotations are not readily available. With respect to the
Funds’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation
Procedures.
Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:
Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by
GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.
Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2.

Goldman Sachs Equity ETFs
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include exchange-traded funds
(“ETFs”) and other investment companies. Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s financial statements at SEC.gov.
Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.
Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the last bid price for long positions and the last ask price for short positions on the exchange where they are principally traded. Exchange traded derivatives typically fall within Level 1 of the fair value hierarchy.
i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security.
Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.
ii. Swap Contracts — Bilateral swap contracts are agreements in which a Portfolio and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Portfolio and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member
(“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Portfolio is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.
A
Total Return swap
is an agreement that gives the Portfolio the right to receive or pay the appreciation or depreciation, as applicable, in the value of a specified security, an index, a basket of securities or indices or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, the Portfolio may also be required to pay the dollar value of that decline to the counterparty.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Equity ETFs
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.
Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of November
30, 2025:
(a)
Equal Weight U.S. Large Cap Equity ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Europe $ 5,306,981 $ — $ —
North America 1,420,761,564 — —
Investment Company 1,799,066 — —
Securities Lending Reinvestment Vehicle 3,201,934 — —
Total
$ 1,431,069,545 $ — $ —
€ 1.00 € 1.00 € 1.00
(a)
Hedge Industry VIP ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Asia $ 33,722,985 $ — $ —
Europe 17,532,414 — —
North America 362,968,356 — —
South America 8,311,981 — —
Investment Company 529,013 — —
Total
$ 423,064,749 $ — $ —
€ 1.00 € 1.00 € 1.00
(a)
India Equity ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Asia $ 103,630,605 $ — $ 2,058
North America 1,450,817 — —
Investment Company 1,422,568 — —
Total
$ 106,503,990 $ — $ 2,058
€ 1.00 € 1.00 € 1.00
Derivative Type
Assets
Futures Contracts
(b)
$ 5,869 $ — $ —
€ 1.00 € 1.00 € 1.00
(a)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Equity ETFs
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Innovate Equity ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Asia $ 33,932,716 $ — $ —
Europe 18,887,854 — —
North America 185,376,045 — —
Oceania 743,646 — —
South America 2,560,533 — —
Exchange-Traded Fund 188,841 — —
Investment Company 168,184 — —
Securities Lending Reinvestment Vehicle 6,035,113 — —
Total
$ 247,892,932 $ — $ —
€ 1.00 € 1.00 € 1.00
(a)
JUST U.S. Large Cap Equity ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
North America $ 501,498,927 $ — $ —
Investment Company 843,908 — —
Securities Lending Reinvestment Vehicle 239,500 — —
Total
$ 502,582,335 $ — $ —
€ 1.00 € 1.00 € 1.00
(a)
MSCI World Private Equity Return Tracker ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Africa $ 33,287 $ — $ —
Asia 536,562 — —
Europe 3,860,509 28,762 —
North America 15,484,521 — —
Oceania 133,243 — —
South America 70,098 — —
Investment Company 4,460,222 — —
Total
$ 24,578,442 $ 28,762 $ —
€ 1.00 € 1.00 € 1.00
Derivative Type
Assets
Total Return Swap Contracts
(b)
$ — $ 89,788 $ —
€ 1.00 € 1.00 € 1.00
Liabilities
Total Return Swap Contracts
(b)
$ — $ (58,251) $ —
€ 1.00 € 1.00 € 1.00
(a)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Equity ETFs
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
For further information regarding security characteristics, see the Schedules of Investments.
Securities Lending — The Funds may lend their securities through a securities lending agent, the Bank of New York Mellon
(“BNYM”), to certain qualified borrowers. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan.
Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial
Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government
Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.
In the event of a default by a borrower with respect to any loan, BNYM may exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If BNYM is unable to purchase replacement securities, BNYM will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements, and the value of the collateral was at least equal to the value of the cash received.
Small Cap Equity ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Asia $ 1,288,433 $ — $ —
North America 144,646,693 — —
Investment Company 1,884,477 — —
Total
$ 147,819,603 $ — $ —
€ 1.00 € 1.00 € 1.00
(a)
Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.
(b)
Amount shown represents unrealized gain (loss) at period end.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Equity ETFs
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
The Funds’ risks include, but are not limited to, the following:
Calculation Methodology Risk (each Fund except India Equity ETF and Small Cap Equity ETF) — The Index relies on various sources of information to assess the criteria of issuers included in the Index (or a Reference Index, if applicable), including fundamental information that may be based on assumptions and estimates. Neither the Fund, the Investment Adviser nor the Index Provider can offer assurances that the Index’s calculation methodology or sources of information will provide a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the Index.
Depositary Receipts Risk — Foreign securities may trade in the form of depositary receipts, which include American Depositary
Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) (collectively “Depositary Receipts”). To the extent the Fund acquires
Depositary Receipts through banks which do not have a contractual relationship with the foreign issuer of the security underlying the Depositary Receipts to issue and service such unsponsored Depositary Receipts, there may be an increased possibility that the
Fund would not become aware of and be able to respond to corporate actions such as stock splits or rights offerings involving the foreign issuer in a timely manner. In addition, the lack of information may result in inefficiencies in the valuation of such instruments.
Investment in Depositary Receipts does not eliminate all the risks inherent in investing in securities of non-U.S. issuers. The market value of Depositary Receipts is dependent upon the market value of the underlying securities and fluctuations in the relative value of the currencies in which the Depositary Receipts and the underlying securities are quoted. The issuers of Depositary Receipts may discontinue issuing new Depositary Receipts and withdraw existing Depositary Receipts at any time, which may result in costs and delays in the distribution of the underlying assets to the Fund and may negatively impact the Fund’s performance.
Index Risk (each Fund except India Equity ETF and Small Cap Equity ETF) — GSAM, JUST Capital Foundation, Inc. and
Solactive AG (the “Index Providers”) construct the respective Fund’s Index in accordance with a rules-based methodology. A Fund will be negatively affected by general declines in the securities and asset classes represented in its Index. In addition, because the Funds are not “actively” managed, unless a specific security is removed from an Index, a Fund generally would not sell a security because the security’s issuer was in financial trouble. Market disruptions and regulatory restrictions could have an adverse effect on a Fund’s ability to adjust its exposure to the required levels in order to track the Index. A Fund also does not attempt to take defensive positions under any market conditions, including declining markets. Therefore, a Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers. When the Index is rebalanced and a Fund in turn rebalances its portfolio to attempt to increase the correlation between the Fund’s portfolio and the Index, any transaction costs and market exposure arising from such portfolio rebalancing may be borne directly by the Fund and its shareholders. The Index Providers may utilize third party data in constructing each Index, but not guarantee the accuracy or availability of such third party data. Errors in index data, index computation or the construction of an Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Providers for a period of time or at all, which may have an adverse impact on the applicable Fund and its shareholders. In addition, neither a Fund, the
Investment Adviser, the Calculation Agent nor the Index Providers can guarantee the availability or timeliness of the production of the
Index. The Index Providers may delay or change a scheduled rebalancing or reconstitution of an Index or the implementation of certain rules at its sole discretion. In such circumstances, a Fund, in replicating the composition of its Index, may have more or less exposure to a particular sector or individual company than had the Index been constructed in accordance with its stated methodology.
Industry Concentration Risk (each Fund except India Equity ETF and Small Cap Equity ETF) — In following its methodology, an Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or group of industries. To the extent that an Index concentrates in the securities of issuers in a particular industry or group of industries, the Fund also will concentrate its investments to approximately the same extent. By concentrating its investments in an industry or group of industries, the applicable Fund may face more risks than if it were diversified broadly over numerous industries or groups of industries.
If an Index is not concentrated in a particular industry or group of industries, the applicable Fund will not concentrate in a particular industry or group of industries.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Equity ETFs
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Investment Style Risk — Different investment styles (e.g., growth, value or quantitative) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles.
Large Shareholder Transactions Risk — Certain shareholders, including other funds advised by the Investment Adviser, may from time to time own a substantial amount of the Fund’s Shares. In addition, a third party investor, the Investment Adviser or an affiliate of the Investment Adviser, an authorized participant, a lead market maker, or another entity (i.e., a seed investor) may invest in the
Fund and hold its investment solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. Any such investment may be held for a limited period of time. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund, including on the Fund’s liquidity. In addition, transactions by large shareholders may account for a large percentage of the trading volume on Cboe or NYSE
Arca and may, therefore, have a material upward or downward effect on the market price of the Shares.
Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, geopolitical disputes, acts of terrorism, social or political unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions or the spread of infectious illness or other public health threats, or the threat or potential of one or more such events and developments, could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Market Trading Risk — Each Fund faces numerous market trading risks, including disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Shares. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may pay more for, or receive less than, the underlying value of the Shares, respectively. The Investment Adviser cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of a Fund’s Index (except India Equity ETF and Small Cap Equity ETF) trading individually or in the aggregate at any point in time.
Mid-Cap and Small-Cap Risk — Investments in mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.
Non-Diversification Risk — The India Equity ETF and Small Cap Equity ETF are non-diversified, meaning that each is permitted to invest a larger percentage of its assets in one or more issuers or in fewer issuers than diversified funds. Thus, each Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments. The JUST U.S. Large Cap Equity ETF is classified as “diversified”; however, the Fund may become
“non-diversified” to the extent its Index is non-diversified and thus may invest a larger percentage of its assets in fewer issuers than diversified funds.
Stock Risk — Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Equity ETFs
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Tracking Error Risk (each Fund except India Equity ETF and Small Cap Equity ETF) — Tracking error is the divergence of a Fund’s performance from that of its Index. The performance of a Fund may diverge from that of its Index for a number of reasons.
Tracking error may occur because of transaction costs, a Fund’s holding of cash, differences in accrual of dividends, changes to its Index or the need to meet new or existing regulatory requirements. Unlike a Fund, the returns of an Index are not reduced by investment and other operating expenses, including the trading costs associated with implementing changes to its portfolio of investments. Tracking error risk may be heightened during times of market volatility or other unusual market conditions.
Valuation Risk — The sale price the Fund could receive for a security may differ from the Fund’s valuation of the security, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. The Fund relies on various sources to calculate its NAV. The information may be provided by third parties that are believed to be reliable, but the information may not be accurate due to errors by such pricing sources, technological issues or otherwise. NAV calculation may also be impacted by operational risks arising from factors such as failures in systems and technology.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)